                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08789

                  ---------------------------------------------
                                VALIC Company II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                  -----------------------------
Date of fiscal year end: August 31
                        --------------------------
Date of reporting period: February 28, 2005
                        --------------------------

Item 1. Reports to Stockholders

VALIC Company II, Semiannual Report at February 28, 2005

                                                               VALIC Company II

                                                             Semi-Annual Report

                                                              February 28, 2005

            VALIC COMPANY II - SEMI-ANNUAL REPORT FEBRUARY 28, 2005

TABLE OF CONTENTS

President's Letter.........................................................  1
Expense Example............................................................  2

Schedules of Investments:

   Aggressive Growth Lifestyle Fund........................................  4
   Capital Appreciation Fund...............................................  6
   Conservative Growth Lifestyle Fund......................................  9
   Core Bond Fund.......................................................... 11
   High Yield Bond Fund.................................................... 17
   International Small Cap Equity Fund..................................... 24
   Large Cap Value Fund.................................................... 28
   Mid Cap Growth Fund..................................................... 31
   Mid Cap Value Fund...................................................... 34
   Moderate Growth Lifestyle Fund.......................................... 37
   Money Market II Fund.................................................... 39
   Small Cap Growth Fund................................................... 41
   Small Cap Value Fund.................................................... 44
   Socially Responsible Fund............................................... 48
   Strategic Bond Fund..................................................... 52
Statements of Assets and Liabilities....................................... 61
Statements of Operations................................................... 63
Statements of Changes in Net Assets........................................ 65
Notes to Financial Statements.............................................. 69
Financial Highlights....................................................... 79
Trustees & Officers Information............................................ 87

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the period ending February 28, 2005.

Our team of experienced investment professionals continually monitors the Funds offered in this Series. In addition to reviewing performance information and risk factors relating to the Funds, the team measures the style consistency of each of the Funds. When certain asset classes are under pressure, it is important to confirm that the investment managers continue to stick to their disciplines. Style consistency is critical to successful asset allocation and asset allocation is critical to successful long-term investing.

We believe that the biggest risk that investors face is losing focus and taking their eyes off their long-term investment strategies. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company II, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

Additionally, once you have a plan in place based on your individual retirement goals--stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company II

2         VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited)         February 28, 2005

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2004 and held until February 28, 2005. Shares of VC II are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended February 28, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended February 28, 2005" column and the "Expense Ratio as of February 28, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended February 28, 2005" column and the "Expense Ratio as of February 28, 2005" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2005" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

February 28, 2005 VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3


                                                 Actual                                   Hypothetical
                               ------------------------------------------- -------------------------------------------
                                                                                              Ending
                                                                                           Account Value
                                                  Ending     Expenses Paid                    Using a    Expenses Paid
                                               Account Value  During the                   Hypothetical   During the
                                  Beginning    Using Actual   Six Months      Beginning     5% Assumed    Six Months
                                Account Value    Return at       Ended      Account Value    Return at       Ended
                               at September 1, February 28,  February 28,  at September 1, February 28,  February 28,
Fund                                2004           2005          2005*          2004           2005          2005*
----                           --------------- ------------- ------------- --------------- ------------- -------------
Aggressive Growth Lifestyle#..    $1,000.00      $1,159.08       $0.54        $1,000.00      $1,024.30       $0.50
Capital Appreciation#.........    $1,000.00      $1,094.29       $4.41        $1,000.00      $1,020.58       $4.26
Conservative Growth Lifestyle#    $1,000.00      $1,089.09       $0.52        $1,000.00      $1,024.30       $0.50
Core Bond#....................    $1,000.00      $1,024.12       $3.86        $1,000.00      $1,020.98       $3.86
High Yield Bond#..............    $1,000.00      $1,128.96       $5.23        $1,000.00      $1,019.89       $4.96
International Small Cap Equity    $1,000.00      $1,280.27       $5.65        $1,000.00      $1,019.84       $5.01
Large Cap Value#..............    $1,000.00      $1,147.75       $4.31        $1,000.00      $1,020.78       $4.06
Mid Cap Growth#...............    $1,000.00      $1,180.13       $4.59        $1,000.00      $1,020.58       $4.26
Mid Cap Value#@...............    $1,000.00      $1,169.10       $5.65        $1,000.00      $1,019.59       $5.26
Moderate Growth Lifestyle#....    $1,000.00      $1,121.56       $0.53        $1,000.00      $1,024.30       $0.50
Money Market II#..............    $1,000.00      $1,007.02       $2.79        $1,000.00      $1,022.02       $2.81
Small Cap Growth #............    $1,000.00      $1,151.96       $6.19        $1,000.00      $1,019.04       $5.81
Small Cap Value#..............    $1,000.00      $1,145.90       $5.05        $1,000.00      $1,020.08       $4.76
Socially Responsible#.........    $1,000.00      $1,086.78       $2.90        $1,000.00      $1,022.02       $2.81
Strategic Bond#...............    $1,000.00      $1,086.02       $4.60        $1,000.00      $1,020.38       $4.46





                                 Expense
                                  Ratio
                                  as of
                               February 28,
Fund                              2005*
----                           ------------
Aggressive Growth Lifestyle#..     0.10%
Capital Appreciation#.........     0.85%
Conservative Growth Lifestyle#     0.10%
Core Bond#....................     0.77%
High Yield Bond#..............     0.99%
International Small Cap Equity     1.00%
Large Cap Value#..............     0.81%
Mid Cap Growth#...............     0.85%
Mid Cap Value#@...............     1.05%
Moderate Growth Lifestyle#....     0.10%
Money Market II#..............     0.56%
Small Cap Growth #............     1.16%
Small Cap Value#..............     0.95%
Socially Responsible#.........     0.56%
Strategic Bond#...............     0.89%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                Actual                                   Hypothetical
              ------------------------------------------- -------------------------------------------
                                                                             Ending
                                                                          Account Value
                                 Ending     Expenses Paid                    Using a    Expenses Paid
                              Account Value  During the                   Hypothetical   During the     Expense
                 Beginning    Using Actual   Six Months      Beginning     5% Assumed    Six Months      Ratio
               Account Value    Return at       Ended      Account Value    Return at       Ended        as of
              at September 1, February 28,  February 28,  at September 1, February 28,  February 28,  February 28,
Fund               2004           2005          2005*          2004           2005          2005*        2005*
----          --------------- ------------- ------------- --------------- ------------- ------------- ------------
Mid Cap Value    $1,000.00      $1,169.10       $5.54        $1,000.00      $1,019.69       $5.16         1.03%

4      AGGRESSIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE      February 28, 2005
                            (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds...  60.07%
                       International Equity Fund  26.03%
                       Mid Cap Equity Funds.....   5.81%
                       Bond Fund................   5.51%
                       Small Cap Equity Funds...   2.70%
                                                 ------
                                                 100.12%
                                                 ======

*  Calculated as a percentage of Net Assets.

February 28, 2005 AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS   5
                                          (Unaudited)


                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES(1) -- 100.12%
  Bond Fund -- 5.51%
    VALIC Co. II Core Bond Fund......................   201,493   $ 2,014,928
                                                                  -----------
  International Equity Fund -- 26.03%
    VALIC Co. II International Small Cap Equity Fund.   724,898     9,525,163
                                                                  -----------
  Large Cap Equity Funds -- 60.07%
    VALIC Co. II Capital Appreciation Fund........... 1,275,756    10,843,925
    VALIC Co. II Large Cap Value Fund................   834,235    11,137,043
                                                                  -----------
                                                                   21,980,968
                                                                  -----------
  Mid Cap Equity Funds -- 5.81%
    VALIC Co. II MidCap Value Fund...................    61,270     1,062,417
    VALIC Co. II MidCap Growth Fund..................   151,557     1,062,413
                                                                  -----------
                                                                    2,124,830
                                                                  -----------
  Small Cap Equity Funds -- 2.70%
    VALIC Co. II Small Cap Growth Fund...............    40,532       476,255
    VALIC Co. II Small Cap Value Fund................    34,492       512,891
                                                                  -----------
                                                                      989,146
                                                                  -----------
  TOTAL INVESTMENTS
     (Cost $32,680,969)(2)...........................    100.12%   36,635,035
  Liabilities in excess of other assets..............     (0.12)%     (42,833)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $36,592,202
                                                      =========   ===========

--------
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

6    CAPITAL APPRECIATION FUND - PORTFOLIO PROFILE (Unaudited)   February 28, 2005

Industry Allocation*

                   Information Processing -- Services 10.99%
                   Chemical..........................  6.28%
                   Retail............................  5.65%
                   Drugs.............................  5.34%
                   Information Processing -- Software  5.12%
                   Multimedia........................  5.11%
                   Conglomerates.....................  4.85%
                   Financial Services................  4.69%
                   Household Products................  4.55%
                   Aerospace/Defense.................  4.37%
                   Hospital Supplies.................  4.19%
                   Telecommunications................  4.19%
                   Oil & Gas.........................  4.00%
                   Automotive........................  3.64%
                   Information Processing -- Hardware  3.61%
                   Medical -- Biomedical/Gene........  3.26%
                   Insurance.........................  2.86%
                   Repurchase Agreement..............  2.28%
                   Medical Technology................  1.98%
                   Semiconductors....................  1.85%
                   Electronics/Electrical Equipment..  1.77%
                   Metals............................  1.57%
                   Therapeutics......................  1.34%
                   Leisure & Tourism.................  1.31%
                   Advertising.......................  1.19%
                   Healthcare........................  1.09%
                   Foods.............................  0.99%
                   Machinery.........................  0.56%
                                                      -----
                                                      98.63%
                                                      =====

*  Calculated as a percentage of Net Assets.

February 28, 2005     CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS      7
                                          (Unaudited)


                                                               Value
                                                    Shares    (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 96.35%
        Advertising -- 1.19%
          Getty Images, Inc.+......................   7,600 $    542,184
                                                            ------------
        Aerospace/Defense -- 4.37%
          L-3 Communications Holdings, Inc.........  15,800    1,139,180
          United Technologies Corp.................   8,500      848,980
                                                            ------------
                                                               1,988,160
                                                            ------------
        Automotive -- 3.64%
          Autoliv, Inc.............................  10,900      544,346
          Danaher Corp.............................  20,500    1,110,485
                                                            ------------
                                                               1,654,831
                                                            ------------
        Chemical -- 6.28%
          Dow Chemical Co..........................   9,100      501,865
          E.I. du Pont de Nemours and Co...........  25,200    1,343,160
          Monsanto Co..............................  17,200    1,011,016
                                                            ------------
                                                               2,856,041
                                                            ------------
        Conglomerates -- 4.85%
          General Electric Co......................  23,700      834,240
          Tyco International, Ltd..................  41,000    1,372,680
                                                            ------------
                                                               2,206,920
                                                            ------------
        Drugs -- 5.34%
          Schering-Plough Corp.....................  74,100    1,404,195
          Sepracor, Inc.+..........................  15,900    1,025,073
                                                            ------------
                                                               2,429,268
                                                            ------------
        Electronics/Electrical Equipment -- 1.77%
          Comverse Technology, Inc.+...............  34,700      805,387
                                                            ------------
        Financial Services -- 4.69%
          Capital One Financial Corp...............  14,400    1,104,192
          Citigroup, Inc...........................  18,200      868,504
          First Marblehead Corp.+..................   2,300      159,965
                                                            ------------
                                                               2,132,661
                                                            ------------
        Foods -- 0.99%
          Campbell Soup Co.........................  16,200      448,740
                                                            ------------
        Healthcare -- 1.09%
          Dade Behring Holdings, Inc.+.............   7,900      495,409
                                                            ------------
        Hospital Supplies -- 4.19%
          Johnson & Johnson........................  13,600      892,160
          St. Jude Medical, Inc.+..................  25,900    1,012,690
                                                            ------------
                                                               1,904,850
                                                            ------------
        Household Products -- 4.55%
          Avon Products, Inc.......................  11,600      496,132
          Kimberly-Clark Corp......................   6,700      442,066
          Procter & Gamble Co......................  21,300    1,130,817
                                                            ------------
                                                               2,069,015
                                                            ------------
        Information Processing - Hardware -- 3.61%
          Dell, Inc.+..............................  14,000      561,260
          EMC Corp.+...............................  48,900      619,074
          Sun Microsystems, Inc.+.................. 109,600      462,512
                                                            ------------
                                                               1,642,846
                                                            ------------
        Information Processing - Services -- 10.99%
          eBay, Inc.+..............................  22,000      942,480
          Macromedia, Inc.+........................  25,500      864,195
          McAfee, Inc.+............................   8,800      203,544
          NCR Corp.+...............................  30,400    1,185,296
          VeriSign, Inc.+..........................  24,900      682,758
          Yahoo!, Inc.+............................  34,800    1,122,996
                                                            ------------
                                                               5,001,269
                                                            ------------

                                                                 Value
                                                      Shares    (Note 2)

      --------------------------------------------------------------------
      Information Processing - Software -- 5.12%
        Avid Technology, Inc.+.......................   8,600 $    575,340
        ChoicePoint, Inc.+...........................   4,700      189,410
        Microsoft Corp...............................  62,200    1,566,196
                                                              ------------
                                                                 2,330,946
                                                              ------------
      Insurance -- 2.86%
        AMBAC Financial Group, Inc...................   7,300      567,794
        WellPoint, Inc.+.............................   6,000      732,360
                                                              ------------
                                                                 1,300,154
                                                              ------------
      Leisure & Tourism -- 1.31%
        Starbucks Corp.+.............................  11,500      595,815
                                                              ------------
      Machinery -- 0.56%
        Caterpillar, Inc.............................   2,700      256,635
                                                              ------------
      Medical - Biomedical/Gene -- 3.26%
        Biogen Idec, Inc.+...........................  10,200      394,230
        Genentech, Inc.+.............................   9,600      453,120
        Genzyme Corp.+...............................  11,300      633,817
                                                              ------------
                                                                 1,481,167
                                                              ------------
      Medical Technology -- 1.98%
        Guidant Corp.................................   6,600      484,374
        Inamed Corp.+................................   6,100      415,898
                                                              ------------
                                                                   900,272
                                                              ------------
      Metals -- 1.57%
        Newmont Mining Corp.......................... $14,900      670,798
        Roper Industries, Inc........................     700       45,220
                                                              ------------
                                                                   716,018
                                                              ------------
      Multimedia -- 5.11%
        E.W. Scripps Co., Class A....................   9,200      424,672
        News Corp., Class A..........................  28,790      479,066
        Time Warner, Inc.+...........................  55,650      958,849
        Viacom, Inc., Class B........................  13,242      462,146
                                                              ------------
                                                                 2,324,733
                                                              ------------
      Oil & Gas -- 4.00%
        Smith International, Inc.+...................   5,800      372,708
        Weatherford International, Ltd.+.............   4,200      250,362
        XTO Energy, Inc..............................  26,300    1,197,176
                                                              ------------
                                                                 1,820,246
                                                              ------------
      Retail -- 5.65%
        CVS Corp.....................................  11,600      578,028
        Dollar General Corp..........................  20,600      437,338
        Gap, Inc.....................................  41,100      876,663
        Whole Foods Market, Inc......................   6,600      678,612
                                                              ------------
                                                                 2,570,641
                                                              ------------
      Semiconductors -- 1.85%
        Applied Materials, Inc.+.....................  28,100      491,750
        Broadcom Corp., Class A+.....................  10,800      348,300
                                                              ------------
                                                                   840,050
                                                              ------------
      Telecommunications -- 4.19%
        Corning, Inc.+...............................  74,000      848,780
        Motorola, Inc................................  28,900      452,574
        QUALCOMM, Inc................................  16,700      603,037
                                                              ------------
                                                                 1,904,391
                                                              ------------
      Therapeutics -- 1.34%
        Gilead Sciences, Inc.+.......................  17,700      611,535
                                                              ------------
      Total Long-Term Investment Securities -- 96.35%
         (Cost $39,832,987)..........................           43,830,184
                                                              ------------

8       CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS      February 28, 2005
                      (Unaudited) - CONTINUED


                                                              Principal     Value
                                                               Amount      (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.28%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $1,038,071 and collateralized by
   Federal Home Loan Bank Notes, bearing interest at
   3.63%, due 1/15/08 and having an approximate value of
   $1,072,962 (Cost $1,038,000)............................. $1,038,000  $  1,038,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $40,870,987)(1)....................................      98.63%   44,868,184
Other assets less liabilities...............................       1.37%      621,460
                                                             ----------  ------------
NET ASSETS --                                                    100.00% $ 45,489,644
                                                             ==========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 February 28, 2005 CONSERVATIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE   9
                                         (Unaudited)


Industry Allocation*

                       Bond Fund................  47.06%
                       Large Cap Equity Funds...  39.35%
                       International Equity Fund   8.21%
                       Mid Cap Equity Funds.....   3.80%
                       Small Cap Equity Funds...   1.70%
                                                 ------
                                                 100.12%
                                                 ======

*  Calculated as a percentage of Net Assets.

 10     CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF      February 28, 2005
                     INVESTMENTS (Unaudited)


                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES(1) -- 100.12%
  Bond Fund -- 47.06%
    VALIC Co. II Core Bond Fund...................... 1,469,311   $14,693,114
                                                                  -----------
  International Equity Fund -- 8.21%
    VALIC Co. II International Small Cap Equity Fund.   195,088     2,563,457
                                                                  -----------
  Large Cap Equity Funds -- 39.35%
    VALIC Co. II Capital Appreciation Fund...........   713,513     6,064,863
    VALIC Co. II Large Cap Value Fund................   466,003     6,221,138
                                                                  -----------
                                                                   12,286,001
                                                                  -----------
  Mid Cap Equity Funds -- 3.80%
    VALIC Co. II MidCap Value Fund...................    34,255       593,977
    VALIC Co. II MidCap Growth Fund..................    84,733       593,980
                                                                  -----------
                                                                    1,187,957
                                                                  -----------
  Small Cap Equity Funds -- 1.70%
    VALIC Co. II Small Cap Growth Fund...............    21,285       250,096
    VALIC Co. II Small Cap Value Fund................    18,921       281,357
                                                                  -----------
                                                                      531,453
                                                                  -----------
  TOTAL INVESTMENTS
     (Cost $30,057,169)(2)...........................    100.12%   31,261,982
  Liabilities in excess of other assets..............     (0.12)%     (38,210)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $31,223,772
                                                      =========   ===========

--------
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2005       CORE BOND FUND - PORTFOLIO PROFILE (Unaudited)         11

Industry Allocation*

                   Government Agencies..............  42.62%
                   Government Obligations...........  10.36%
                   Repurchase Agreement.............   7.75%
                   Financial Services...............   6.75%
                   Telecommunications...............   4.39%
                   Finance Companies................   3.80%
                   Banks............................   3.44%
                   Oil & Gas........................   2.24%
                   Foreign Government Agencies......   1.81%
                   Broadcasting.....................   1.77%
                   Utilities -- Electric............   1.64%
                   Insurance........................   1.54%
                   Drugs............................   1.07%
                   Airlines.........................   0.92%
                   Automotive.......................   0.82%
                   Commercial Services..............   0.81%
                   Leisure & Tourism................   0.80%
                   Paper/Forest Products............   0.76%
                   Railroads & Equipment............   0.71%
                   Chemical.........................   0.60%
                   Utilities -- Gas, Pipeline.......   0.60%
                   Real Estate......................   0.58%
                   Multimedia.......................   0.55%
                   Retail...........................   0.55%
                   Metals...........................   0.45%
                   Beverages........................   0.40%
                   Hospital Supplies................   0.34%
                   Hospital Management..............   0.33%
                   Appliances/Furnishings...........   0.32%
                   Pollution Control................   0.31%
                   Aerospace/Defense................   0.26%
                   Utilities -- Gas, Distribution...   0.19%
                   Healthcare.......................   0.13%
                   Household Products...............   0.13%
                   Savings & Loan...................   0.12%
                   Information Processing - Services   0.11%
                   Machinery........................   0.10%
                   Real Estate Investment Trusts....   0.09%
                   Foods............................   0.08%
                                                     ------
                                                     100.24%
                                                     ======

Credit Quality+#

                         Government -- Agency..  46.20%
                         Government -- Treasury  11.20%
                         AAA...................   5.30%
                         AA....................   1.76%
                         A.....................   8.18%
                         BBB...................  16.42%
                         BB....................   2.81%
                         B.....................   2.31%
                         CCC...................   2.88%
                         CC....................   0.07%
                         Not Rated@............   2.87%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

12     CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)      February 28, 2005


                                                          Principal    Value
                                                           Amount     (Note 2)
 ------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 3.81%
 Finance Companies -- 1.23%
   Honda Auto Receivables Owner Trust, Series 2003-3 A4:
    2.77% due 11/21/08................................... $1,000,000 $  979,148
                                                                     ----------
 Financial Services -- 2.58%
   Bear Stearns Commercial Mtg. Securities, Inc.:
    6.02% due 02/14/31(5)................................    250,000    264,459
   DLJ Commercial Mtg. Corp.:
    7.34% due 10/10/32(5)................................    500,000    558,010
   Morgan Stanley Dean Witter Capital I:
    6.39% due 10/15/35(5)................................    300,000    327,239
    6.66% due 02/15/33(5)................................    651,500    713,915
   Residential Funding Mtg. Securities II:
    3.05% due 07/25/16...................................    200,000    195,571
                                                                     ----------
                                                                      2,059,194
                                                                     ----------
 Total Asset-Backed Securities
   (Cost $3,027,855).....................................             3,038,342
                                                                     ----------
 CORPORATE BONDS -- 29.78%
 Aerospace/Defense -- 0.26%
   Raytheon Co.:
    6.40% due 12/15/18...................................    193,000    210,948
                                                                     ----------
 Airlines -- 0.92%
   American Airlines, Inc.:
    6.82% due 05/23/11...................................    210,000    199,177
   Atlas Air, Inc.:
    7.20% due 01/02/19...................................    273,139    264,903
    7.63% due 01/02/15...................................    190,086    146,219
   Continental Airlines, Inc.:
    6.95% due 08/02/09...................................     85,015     68,286
   Delta Air Lines, Inc.:
    10.00% due 08/15/08..................................    100,000     55,500
                                                                     ----------
                                                                        734,085
                                                                     ----------
 Appliances/Furnishings -- 0.32%
   Maytag Corp.:
    5.00% due 05/15/15...................................    284,000    253,737
                                                                     ----------
 Automotive -- 0.82%
   Delphi Corp.:
    6.50% due 08/15/13...................................    206,000    195,731
   General Motors Corp.:
    8.38% due 07/15/33...................................    195,000    191,551
    8.80% due 03/01/21...................................    259,000    266,181
                                                                     ----------
                                                                        653,463
                                                                     ----------
 Banks -- 2.63%
   American Express Centurion Bank:
    2.75% due 11/16/09(1)(2).............................    116,000    116,098
   BankBoston Capital Trust IV:
    3.04% due 06/08/28(1)................................    181,000    174,813
   Chemical Bank:
    6.13% due 11/01/08...................................    138,000    145,886
   Credit Suisse First Boston:
    6.50% due 05/01/08*..................................    116,000    123,092
   First Maryland Capital II:
    3.59% due 02/01/27(1)................................    159,000    154,316
   Key Bank NA:
    4.10% due 06/30/05...................................    100,000    100,412
    7.00% due 02/01/11...................................     72,000     79,562
   Marshall & Ilsley Bank:
    3.80% due 02/08/08...................................    151,000    149,279
   National City Bank, Cleveland:
    3.38% due 10/15/07...................................    211,000    207,515
   PNC Bank NA:
    5.25% due 01/15/17...................................     76,000     76,121
   PNC Funding Corp.:
    5.75% due 08/01/06...................................    226,000    231,775
   Popular North America, Inc.:
    6.13% due 10/15/06...................................    310,000    319,436

                                                  Principal   Value
                                                   Amount    (Note 2)

         -------------------------------------------------------------
         Banks (continued)
           Sovereign Bank:
            4.00% due 02/01/08................... $193,000  $  192,322
           US Bank NA:
            3.90% due 08/15/08...................   32,000      31,636
                                                            ----------
                                                             2,102,263
                                                            ----------
         Beverages -- 0.27%
           Coca-Cola Enterprises, Inc.:
            8.50% due 02/01/22...................  159,000     213,624
                                                            ----------
         Broadcasting -- 1.47%
           Charter Communications Holdings, LLC:
            11.13% due 01/15/11..................  375,000     320,625
           Clear Channel Communications, Inc.:
            5.50% due 09/15/14...................   25,000      24,691
           COX Communications, Inc.:
            7.75% due 08/15/06...................  119,000     124,868
            7.75% due 11/01/10...................  314,000     355,307
           Liberty Media Corp.:
            3.99% due 09/17/06(1)................  181,000     183,228
           TCI Communications, Inc.:
            7.88% due 02/15/26...................  131,000     161,511
                                                            ----------
                                                             1,170,230
                                                            ----------
         Chemical -- 0.60%
           E.I. du Pont de Nemours and Co.:
            4.13% due 04/30/10...................   32,000      31,645
           Huntsman, LLC:
            11.63% due 10/15/10..................   98,000     118,335
           Rohm & Haas Co.:
            7.85% due 07/15/29...................  125,000     165,184
           RPM International, Inc.:
            4.45% due 10/15/09*..................  164,000     160,312
                                                            ----------
                                                               475,476
                                                            ----------
         Commercial Services -- 0.81%
           Hertz Corp.:
            4.70% due 10/02/06...................  264,000     263,492
            6.90% due 08/15/14...................   60,000      60,618
            7.63% due 06/01/12...................  116,000     122,634
           PHH Corp.:
            6.00% due 03/01/08...................  193,000     200,888
                                                            ----------
                                                               647,632
                                                            ----------
         Drugs -- 1.07%
           American Home Products Corp.:
            6.95% due 03/15/11...................  100,000     111,017
           Merck & Co., Inc.:
            2.50% due 03/30/07...................  116,000     112,497
            4.75% due 03/01/15...................  151,000     147,935
           Pfizer, Inc.:
            2.50% due 03/15/07...................  185,000     179,955
            4.65% due 03/01/18...................  166,000     159,575
           Schering-Plough Corp.:
            6.50% due 12/01/33...................  125,000     142,327
                                                            ----------
                                                               853,306
                                                            ----------
         Finance Companies -- 2.57%
           Countrywide Home Loans, Inc.:
            5.50% due 08/01/06...................  289,000     295,522
           Devon Financing Corp. ULC:
            6.88% due 09/30/11...................  150,000     167,843
           Ford Motor Credit Co.:
            4.95% due 01/15/08...................  193,000     191,043
            7.88% due 06/15/10...................  151,000     161,192
           FPL Group Capital, Inc.:
            4.09% due 02/16/07...................  344,000     344,370
           General Motors Acceptance Corp.:
            6.75% due 12/01/14...................  160,000     153,914
            6.88% due 09/15/11...................  284,000     281,607
            8.00% due 11/01/31...................   92,000      92,287

 February 28, 2005 CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   13
                                          CONTINUED


                                                                Principal   Value
                                                                 Amount    (Note 2)
------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Finance Companies (continued)
  Household Finance Corp.:
   6.38% due 10/15/11.......................................... $193,000  $  210,557
  National Rural Utilities Cooperative Finance Corp.:
   3.88% due 02/15/08..........................................  153,000     151,761
                                                                          ----------
                                                                           2,050,096
                                                                          ----------
Financial Services -- 3.61%
  Borden US Finance Corp.:
   9.00% due 07/15/14*.........................................  175,000     194,688
  Capital One Financial Corp.:
   4.74% due 05/17/07..........................................  118,000     119,184
  Chukchansi Economic Development Auth.:
   14.50% due 06/15/09*........................................  150,000     189,000
  Citigroup, Inc.:
   5.00% due 09/15/14..........................................  128,000     128,349
   5.85% due 12/11/34..........................................  184,000     192,253
  General Electric Capital Corp.:
   2.80% due 01/15/07..........................................  213,000     208,687
   5.38% due 03/15/07..........................................  193,000     198,197
   5.88% due 02/15/12..........................................  289,000     309,524
  JPMorgan Chase & Co.:
   6.63% due 03/15/12..........................................  153,000     169,426
   7.88% due 06/15/10..........................................  102,000     117,452
  Merrill Lynch & Co., Inc.:
   4.25% due 02/08/10..........................................  151,000     149,127
  Morgan Stanley:
   6.75% due 04/15/11..........................................  150,000     165,660
  Pricoa Global Funding I:
   4.35% due 06/15/08*.........................................   16,000      16,064
  Principal Life Global Funding:
   5.13% due 06/28/07*.........................................   50,000      50,918
  PX Escrow Corp.:
   9.63% due 02/01/06(6).......................................   25,000      24,281
  Salomon Smith Barney Holdings, Inc.:
   5.88% due 03/15/06..........................................   32,000      32,733
  TIAA Global Markets:
   4.13% due 11/15/07*.........................................  236,000     235,704
  Tyco International Group SA Participation Certificate Trust:
   4.44% due 06/15/07*.........................................  170,000     170,678
   6.88% due 01/15/29..........................................  183,000     211,105
                                                                          ----------
                                                                           2,883,030
                                                                          ----------
Foods -- 0.08%
  American Stores Co.:
   7.90% due 05/01/17..........................................   55,000      64,340
                                                                          ----------
Healthcare -- 0.13%
  Community Health Systems, Inc.:
   6.50% due 12/15/12*.........................................  100,000     100,625
                                                                          ----------
Hospital Management -- 0.33%
  HCA, Inc.:
   6.95% due 05/01/12..........................................  125,000     132,122
   7.88% due 02/01/11..........................................   57,000      62,876
  Tenet Healthcare Corp.:
   6.50% due 06/01/12..........................................   75,000      69,188
                                                                          ----------
                                                                             264,186
                                                                          ----------
Hospital Supplies -- 0.34%
  Cardinal Health, Inc.:
   6.00% due 01/15/06..........................................  269,000     273,033
                                                                          ----------
Household Products -- 0.13%
  Revlon Consumer Products Corp.:
   8.63% due 02/01/08..........................................  115,000     106,087
                                                                          ----------
Information Processing - Services -- 0.11%
  Computer Sciences Corp.:
   6.75% due 06/15/06..........................................   82,000      85,066
                                                                          ----------
Insurance -- 1.41%
  Americo Life, Inc.:
   7.88% due 05/01/13*.........................................  109,000     115,400

                                                    Principal   Value
                                                     Amount    (Note 2)

        ----------------------------------------------------------------
        Insurance (continued)
          Assurant, Inc.:
           6.75% due 02/15/34...................... $109,000  $  120,816
          Coventry Health Care, Inc.:
           6.13% due 01/15/15*.....................  164,000     169,330
          Fidelity National Financial, Inc.:
           7.30% due 08/15/11......................  284,000     307,200
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  153,000     149,081
          Kingsway America, Inc.:
           7.50% due 02/01/14......................   85,000      88,002
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  163,000     175,610
                                                              ----------
                                                               1,125,439
                                                              ----------
        Leisure & Tourism -- 0.80%
          Hilton Hotels Corp.:
           7.50% due 12/15/17......................  224,000     260,002
           7.95% due 04/15/07......................  233,000     249,551
          Riviera Holdings Corp.:
           11.00% due 06/15/10.....................   25,000      28,250
          Six Flags, Inc.:
           4.50% due 05/15/15......................  100,000      99,500
                                                              ----------
                                                                 637,303
                                                              ----------
        Multimedia -- 0.55%
          COX Enterprises, Inc.:
           8.00% due 02/15/07*.....................  109,000     115,875
          Time Warner Entertainment Co., LP:
           8.38% due 03/15/23......................  258,000     325,048
                                                              ----------
                                                                 440,923
                                                              ----------
        Oil & Gas -- 2.09%
          ConocoPhillips:
           7.00% due 03/30/29......................  293,000     352,138
          Delek & Avner-Yam Tethys.:
           5.33% due 08/01/13*.....................  172,000     172,000
          El Paso Production Holding Co.:
           7.75% due 06/01/13......................  375,000     402,187
          Enterprise Products Operating, LP:
           5.00% due 03/01/15*.....................  149,000     145,116
           5.75% due 03/01/35*.....................  102,000      97,789
           6.65% due 10/15/34*.....................  102,000     110,225
          Hanover Compressor Co.:
           9.00% due 06/01/14......................  100,000     111,250
          Pemex Project Funding Master Trust:
           8.63% due 02/01/22......................  125,000     150,000
          Pennzoil Co.:
           10.25% due 11/01/05.....................   15,000      15,623
          Seitel, Inc.:
           11.75% due 07/15/11.....................  100,000     113,000
                                                              ----------
                                                               1,669,328
                                                              ----------
        Paper/Forest Products -- 0.76%
          Packaging Corp. of America:
           5.75% due 08/01/13......................  297,000     302,530
          Sealed Air Corp.:
           6.88% due 07/15/33 *....................  109,000     120,161
          Tekni-Plex, Inc.:
           12.75% due 06/15/10.....................   75,000      66,750
          Weyerhaeuser Co.:
           5.50% due 03/15/05......................   42,000      42,023
           6.13% due 03/15/07......................   76,000      79,201
                                                              ----------
                                                                 610,665
                                                              ----------
        Pollution Control -- 0.31%
          Republic Services, Inc.:
           7.13% due 05/15/09......................   75,000      83,056
          USA Waste Services, Inc.:
           7.13% due 10/01/07......................  150,000     160,184
                                                              ----------
                                                                 243,240
                                                              ----------

14    CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     February 28, 2005
                             CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Railroads & Equipment -- 0.71%
            Burlington Northern Santa Fe Corp.:
             8.13% due 04/15/20................. $277,000  $  356,500
            Norfolk Southern Corp.:
             9.00% due 03/01/21.................  158,000     214,684
                                                           ----------
                                                              571,184
                                                           ----------
          Real Estate -- 0.26%
            EOP Operating, LP:
             8.38% due 03/15/06.................  200,000     209,327
                                                           ----------
          Real Estate Investment Trusts -- 0.09%
            iStar Financial, Inc.:
             5.15% due 03/01/12.................   75,000      74,604
                                                           ----------
          Retail -- 0.55%
            Stater Brothers Holdings, Inc.:
             8.13% due 06/15/12.................  150,000     156,000
            Wal-Mart Stores, Inc.:
             4.00% due 01/15/10.................  289,000     284,559
                                                           ----------
                                                              440,559
                                                           ----------
          Savings & Loan -- 0.12%
            Washington Mutual, Inc.:
             4.38% due 01/15/08.................   96,000      96,244
                                                           ----------
          Telecommunications -- 3.46%
            Alltel Corp.:
             4.66% due 05/17/07.................  151,000     152,556
             7.00% due 03/15/16.................   96,000     109,855
            American Cellular Corp.:
             10.00% due 08/01/11................  450,000     438,188
            AT&T Wireless Services, Inc.:
             7.35% due 03/01/06.................  270,000     279,433
            GTE Corp.:
             6.94% due 04/15/28.................   68,000      75,958
            iPCS, Inc.:
             11.50% due 05/01/12................  270,000     313,200
            LCI International, Inc.:
             7.25% due 06/15/07.................  500,000     487,500
            Rural Cellular Corp.:
             9.75% due 01/15/10.................  200,000     191,000
            Sprint Capital Corp.:
             6.88% due 11/15/28.................  219,000     241,653
            Triton PCS, Inc.:
             9.38% due 02/01/11.................  350,000     306,250
            Verizon New York, Inc., Series B:
             7.38% due 04/01/32.................  148,000     170,949
                                                           ----------
                                                            2,766,542
                                                           ----------
          Utilities - Electric -- 1.41%
            Calpine Corp.:
             4.75% due 11/15/23.................   50,000      37,875
            FirstEnergy Corp.:
             7.38% due 11/15/31.................  102,000     119,822
            Georgia Power Co.:
             6.20% due 02/01/06.................  150,000     153,505
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34 *...............   41,000      44,606
            Indiantown Cogeneration, LP:
             9.26% due 12/15/10.................   74,258      82,094
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   47,000      48,167
            Pacific Gas & Electric Co.:
             6.05% due 03/01/34.................  189,000     199,245
            Reliant Energy, Inc.:
             6.75% due 12/15/14.................   50,000      49,625
            Reliant Resources, Inc.:
             9.50% due 07/15/13.................   50,000      56,250
            TECO Energy, Inc.:
             7.50% due 06/15/10.................   25,000      27,750

                                                 Principal   Value
                                                  Amount    (Note 2)

          ------------------------------------------------------------
          Utilities - Electric (continued)
            Virginia Electric and Power Co.:
             4.10% due 12/15/08................. $157,000  $   154,999
             5.75% due 03/31/06.................  152,000      155,172
                                                           -----------
                                                             1,129,110
                                                           -----------
          Utilities - Gas, Distribution -- 0.19%
            Sempra Energy:
             4.62% due 05/17/07.................  151,000      152,306
                                                           -----------
          Utilities - Gas, Pipeline -- 0.60%
            Duke Capital Corp.:
             8.00% due 10/01/19.................  193,000      235,447
            NGC Corp. Capital Trust:
             8.32% due 06/01/27.................  300,000      246,000
                                                           -----------
                                                               481,447
                                                           -----------
          Total Corporate Bonds
            (Cost $23,693,451)..................            23,789,448
                                                           -----------
          FOREIGN BONDS -- 5.55%
          Banks -- 0.81%
            Chuo Mitsui Trust & Banking:
             5.51% due 12/29/49*(3).............  305,000      299,134
            European Investment Bank:
             4.00% due 03/15/05.................  100,000      100,133
            HBOS Treasury Services, PLC:
             3.50% due 11/30/07*................  251,000      246,757
                                                           -----------
                                                               646,024
                                                           -----------
          Beverages -- 0.13%
            SABMiller, PLC:
             6.63% due 08/15/33*................   92,000      104,476
                                                           -----------
          Broadcasting -- 0.30%
            Telenet Group Holding NV:
             11.50% due 06/15/14*(6)............  300,000      237,000
                                                           -----------
          Financial Services -- 0.19%
            Nationwide Building Society:
             2.63% due 01/30/07*................  153,000      149,092
                                                           -----------
          Government Agencies -- 1.81%
            Brazil Federative Republic:
             8.00% due 04/15/14.................   89,131       91,020
             11.00% due 08/17/40................  130,000      150,605
            Government of United Kingdom:
             2.25% due 07/08/08*................  123,000      116,786
            Quebec Province Canada:
             7.50% due 09/15/29.................  224,000      294,310
            Republic of Panama:
             7.25% due 03/15/15.................   35,000       35,700
            Republic of Turkey:
             9.00% due 06/30/11.................   65,000       74,750
            Republic of Venezuela:
             8.50% due 10/08/14.................   35,000       35,875
            Russian Federation:
             3.00% due 05/14/08.................   80,000       74,680
             5.00% due 03/31/30(6)..............  170,000      179,452
             5.00% due 03/31/30*(6).............  102,000      107,100
            United Mexican States:
             6.75% due 09/27/34.................   91,000       92,683
             7.50% due 04/08/33.................  176,000      195,624
                                                           -----------
                                                             1,448,585
                                                           -----------
          Insurance -- 0.13%
            Fairfax Financial Holdings, Ltd.:
             8.25% due 10/01/15.................  100,000      107,000
                                                           -----------
          Machinery -- 0.10%
            Atlas Copco AB:
             6.50% due 04/01/08*................   73,000       76,745
                                                           -----------

 February 28, 2005 CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   15
                                          CONTINUED


                                                    Principal    Value
                                                     Amount     (Note 2)
      -------------------------------------------------------------------
      FOREIGN BONDS (continued)
      Metals -- 0.45%
        Noranda, Inc.:
         6.00% due 10/15/15........................ $  267,000 $  278,504
         7.00% due 07/15/05........................     77,000     78,053
                                                               ----------
                                                                  356,557
                                                               ----------
      Oil & Gas -- 0.15%
        Nexen, Inc.:
         7.88% due 03/15/32........................     97,000    121,531
                                                               ----------
      Real Estate -- 0.32%
        Brascan Corp:
         7.38% due 03/01/33........................    218,000    258,176
                                                               ----------
      Telecommunications -- 0.93%
        British Telecommunications, PLC:
         7.88% due 12/15/05........................     32,000     33,025
        Deutsche Telekom International Finance BV:
         8.75% due 06/15/30........................     97,000    130,729
        Koninklijke (Royal) KPN NV:
         7.50% due 10/01/05........................    117,000    119,703
        Telecom Italia Capital SA:
         4.00% due 01/15/10*.......................    212,000    205,557
        TELUS Corp.:
         7.50% due 06/01/07........................    190,000    203,283
         8.00% due 06/01/11........................     45,000     52,558
                                                               ----------
                                                                  744,855
                                                               ----------
      Utilities - Electric -- 0.23%
        Calpine Canada Energy Finance:
         8.50% due 05/01/08........................    150,000    112,500
        Great Lakes Power, Inc.:
         8.30% due 03/01/05........................     72,000     72,000
                                                               ----------
                                                                  184,500
                                                               ----------
      Total Foreign Bonds
         (Cost $4,367,706).........................             4,434,541
                                                               ----------
      UNITED STATES GOVERNMENT BONDS -- 52.98%
      Government Agencies -- 42.62%
        Federal Farm Credit Banks:
         2.38% due 10/02/06........................    207,000    202,957
         2.50% due 03/15/06........................    420,000    415,901
        Federal Home Loan Bank:
         2.75% due 12/15/06........................    510,000    502,332
         2.88% due 05/23/06........................    670,000    664,835
         5.25% due 06/18/14........................    320,000    335,222
        Federal Home Loan Mtg. Corp.:
         2.20% due 12/30/05........................    452,000    447,635
         2.63% due 09/17/07........................    316,000    306,701
         3.38% due 08/23/07........................    316,000    311,950
         3.75% due 03/03/08........................    670,000    667,869
         4.50% due 01/15/14........................    395,000    392,087
         4.50% due 11/01/18........................    767,689    760,106
         4.50% due 02/01/19........................    894,302    884,202
         4.50% due 07/01/19........................    666,767    659,237
         5.00% due 03/01/19........................    372,900    376,074
         5.00% due 10/01/33........................     81,997     81,132
         5.00% due 06/01/34........................  1,559,364  1,540,456
         5.00% due 12/01/34........................  2,593,118  2,561,675
         5.50% due 11/01/18........................    443,236    454,787
         5.50% due 10/01/33........................  1,138,459  1,150,864
         5.50% due 07/01/34........................    734,923    742,731
         5.50% due 02/01/35........................    699,482    706,900
         6.00% due 11/01/33........................  1,190,733  1,223,543
         6.50% due 12/01/32........................    789,129    822,124
         6.88% due 09/15/10........................    858,000    964,056
         7.00% due 11/01/16........................     76,025     80,179
         7.00% due 07/01/32........................     70,673     74,487
         7.50% due 12/01/30........................     14,939     15,995
         7.50% due 04/01/31........................    184,834    197,819
         8.00% due 02/01/30........................     12,257     13,201
         8.00% due 07/01/30........................      4,141      4,459

                                               Principal    Value
                                                Amount     (Note 2)

          -----------------------------------------------------------
          Government Agencies (continued)
            Federal National Mtg. Assoc.:
             3.25% due 06/28/06............... $  320,000 $   318,370
             3.38% due 05/15/07...............    435,000     430,758
             3.41% due 08/30/07...............    205,000     202,151
             4.50% due 06/01/18...............    206,875     204,753
             4.50% due 02/01/35...............  1,100,002   1,059,377
             5.00% due 09/01/18...............    604,246     609,187
             5.00% due 10/01/18...............    797,628     804,150
             5.00% due 12/01/18...............    433,637     437,183
             5.00% due 03/01/20...............    500,000     503,924
             5.00% due 11/01/33...............     37,661      37,215
             5.00% due 03/01/34...............    661,386     652,479
             5.00% due 12/01/34...............  2,000,000   1,973,064
             5.50% due 05/01/18...............    223,639     229,252
             5.50% due 12/01/33...............  2,589,809   2,614,920
             5.50% due 05/01/34...............    500,000     504,848
             6.00% due 09/01/16...............    292,537     304,730
             6.00% due 12/01/16...............     72,310      75,323
             6.00% due 12/01/33...............  1,043,358   1,071,214
             6.00% due 08/01/34...............  1,583,464   1,626,143
             6.50% due 02/01/17...............    116,064     122,050
             6.50% due 03/01/17...............    145,250     152,742
             6.50% due 04/01/29...............    159,841     166,668
             6.50% due 06/01/29...............    329,780     343,865
             6.50% due 07/01/32...............    416,810     434,337
             6.63% due 11/15/30...............    516,000     625,425
             7.00% due 09/01/31...............    374,896     395,434
             7.50% due 11/01/14...............      7,272       7,688
            Government National Mtg. Assoc.:
             6.50% due 06/15/29...............     57,186      60,078
             6.50% due 10/15/32...............    429,972     451,397
             7.00% due 09/15/28...............     47,244      50,123
             8.00% due 04/15/30...............      8,144       8,823
                                                          -----------
                                                           34,039,187
                                                          -----------
          Government Obligations -- 10.36%
            United States Treasury Bonds:
             5.38% due 02/15/31...............  1,900,000   2,089,109
             6.25% due 08/15/23...............     39,000      45,959
             6.88% due 08/15/25...............    263,000     334,051
             7.13% due 02/15/23...............    568,000     727,950
             7.25% due 08/15/22...............     72,000      93,147
            United States Treasury Notes:
             0.88% due 04/15/10 TIPS..........    336,554     331,059
             2.00% due 08/31/05...............  2,628,000   2,615,578
             2.00% due 01/15/14 TIPS..........    249,270     257,030
             2.50% due 10/31/06...............     64,000      62,957
             3.00% due 12/31/06...............    213,000     210,903
             3.00% due 11/15/07...............     77,000      75,608
             3.13% due 01/31/07...............    193,000     191,402
             3.38% due 10/15/09...............    289,000     281,515
             3.50% due 02/15/10...............    387,000     378,444
             3.63% due 01/15/10...............    151,000     148,464
             3.63% due 05/15/13...............     10,000       9,574
             3.88% due 02/15/13...............     14,000      13,635
             4.00% due 02/15/14...............     98,000      95,546
             4.00% due 02/15/15...............     96,000      93,240
             4.25% due 11/15/13...............     42,000      41,756
             4.25% due 08/15/14...............     55,000      54,495
             4.75% due 05/15/14...............     80,000      82,359
             5.00% due 08/15/11...............     42,000      44,010
                                                          -----------
                                                            8,277,791
                                                          -----------
          Total United States Government Bonds
             (Cost $42,429,060)...............             42,316,978
                                                          -----------

16    CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     February 28, 2005
                             CONTINUED


                                                               Principal      Value
                                                                Amount       (Note 2)
---------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.37%
Financial Services -- 0.37%
  General Electric Capital Corp.:
   4.50% due 01/28/35(4)
   (Cost $297,000)........................................... $   12,000   $   292,200
                                                                           -----------
Total Long-Term Investment Securities -- 92.49%
   (Cost $73,815,072)........................................               73,871,509
                                                                           -----------
REPURCHASE AGREEMENT -- 7.75%
   Agreement with State Street Bank & Trust Co., bearing
    interest at 2.45%, dated 2/28/05, to be repurchased
    3/1/05 in the amount of $5,967,406 and collateralized
    by Federal Home Loan Bank Notes, bearing interest at
    3.63%, due 1/15/08 and having an approximate value
    of $6,148,321............................................  5,967,000     5,967,000
   Agreement with State Street Bank & Trust Co., bearing
    interest at 2.45%, dated 2/28/05, to be repurchased
    3/1/05 in the amount of $222,015 and collateralized by
    Federal National Mtg. Assoc. Notes, bearing interest at
    2.18%, due 1/30/06 and having an approximate value
    of $232,905..............................................    222,000       222,000
                                                                           -----------
Total Repurchase Agreements
   (Cost $6,189,000).........................................                6,189,000
                                                                           -----------
TOTAL INVESTMENTS
   (Cost $80,004,072)(7).....................................     100.24%   80,060,509
Liabilities in excess of other assets........................      (0.24)%    (188,402)
                                                              ----------   -----------
NET ASSETS --                                                     100.00%  $79,872,107
                                                              ==========   ===========

--------
TIPSTreasury Inflation Protected Security
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At February 28, 2005, the aggregate value of these securities was $4,023,311 representing 5.04% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(2)Fair valued security (see Note 2)
(3)Variable rate security -- the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(4)Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of February 28, 2005.
(5)Commercial Mortgage-Backed Security
(6)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7)See Note 5 for cost of investment on a tax basis.

 February 28, 2005  HIGH YIELD BOND FUND - PORTFOLIO PROFILE (Unaudited)    17

Industry Allocation*

                   Telecommunications................ 16.75%
                   Utilities -- Electric.............  9.82%
                   Broadcasting......................  9.77%
                   Repurchase Agreement..............  9.40%
                   Financial Services................  7.14%
                   Oil & Gas.........................  5.60%
                   Airlines..........................  5.43%
                   Leisure & Tourism.................  5.07%
                   Utilities -- Gas, Pipeline........  4.27%
                   Paper/Forest Products.............  3.13%
                   Retail............................  3.07%
                   Chemical..........................  3.04%
                   Commercial Services...............  1.94%
                   Healthcare........................  1.84%
                   Hospital Management...............  1.43%
                   Drugs.............................  1.33%
                   Real Estate Investment Trusts.....  1.21%
                   Metals............................  1.01%
                   Insurance.........................  0.69%
                   Semiconductors....................  0.69%
                   Finance Companies.................  0.63%
                   Household Products................  0.58%
                   Electronics/Electrical Equipment..  0.57%
                   Foods.............................  0.57%
                   Automotive........................  0.56%
                   Funeral Services..................  0.50%
                   Pollution Control.................  0.49%
                   Machinery.........................  0.47%
                   Building Materials................  0.41%
                   Publishing........................  0.41%
                   Conglomerates.....................  0.29%
                   Advertising.......................  0.25%
                   Hospital Supplies.................  0.24%
                   Multimedia........................  0.23%
                   Aerospace/Defense.................  0.19%
                   Tobacco...........................  0.19%
                   Medical Technology................  0.14%
                   Water Services....................  0.12%
                   Textile -- Products...............  0.11%
                   Information Processing -- Hardware  0.11%
                   Information Processing -- Services  0.10%
                   Apparel & Products................  0.07%
                                                      -----
                                                      99.86%
                                                      =====

Credit Quality+#

                               BBB.......   2.71%
                               BB........  14.73%
                               B.........  33.78%
                               CCC.......  29.18%
                               CC........   0.30%
                               C.........   0.69%
                               Not Rated@  18.61%
                                          ------
                                          100.00%
                                          ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 18      HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                           (Unaudited)


                                                  Principal    Value
                                                   Amount     (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS -- 72.19%
         Advertising -- 0.25%
           Affinity Group, Inc.:
            9.00% due 02/15/12................... $  175,000 $  189,000
                                                             ----------
         Aerospace/Defense -- 0.19%
           Decrane Aircraft Holdings, Inc.:
            12.00% due 09/30/08..................    220,000    140,800
                                                             ----------
         Airlines -- 5.43%
           American Airlines, Inc.:
            6.82% due 05/23/11...................    400,000    379,385
            9.71% due 01/30/07*(8)...............     90,158     84,410
           Atlas Air, Inc.:
            6.88% due 07/02/09...................    307,257    294,420
            7.20% due 01/02/19...................    357,183    346,412
            7.38% due 01/02/18...................     85,988     83,609
            7.63% due 01/02/15...................    862,020    663,087
            8.71% due 01/02/19...................    768,197    769,534
            8.77% due 01/02/11...................     87,400     45,298
            9.06% due 01/02/14...................    197,175    172,030
           Continental Airlines, Inc.:
            6.95% due 08/02/09...................    134,477    108,017
            7.73% due 03/15/11...................     58,505     43,064
            8.31% due 04/02/18...................    162,425    136,009
           Delta Air Lines, Inc.:
            7.57% due 11/18/10...................    550,000    524,491
            7.90% due 12/15/09...................    250,000    117,500
            10.00% due 08/15/08..................    575,000    319,125
                                                             ----------
                                                              4,086,391
                                                             ----------
         Apparel & Products -- 0.07%
           Warnaco, Inc.:
            8.88% due 06/15/13...................     50,000     55,125
                                                             ----------
         Automotive -- 0.56%
           Diamond Triumph Auto Glass, Inc.:
            9.25% due 04/01/08(1)................    140,000     98,000
           Eagle-Picher Industries, Inc.:
            9.75% due 09/01/13(11)...............    200,000    164,000
           Exide Corp.:
            10.00% due 03/19/05+(1)(8)...........    300,000          0
           Stanadyne Corp.:
            10.00% due 08/15/14*.................    150,000    162,000
           Venture Holdings Trust:
            11.00% due 06/01/07+(2)(5)...........     50,000      1,000
                                                             ----------
                                                                425,000
                                                             ----------
         Broadcasting -- 7.51%
           Adelphia Communications Corp.:
            10.25% due 06/15/11+(2)(5)...........    400,000    373,000
           Charter Communications Holdings, LLC:
            9.63% due 11/15/09...................    750,000    620,625
            9.92% due 04/01/11(3)................    275,000    224,125
            10.00% due 05/15/11..................     75,000     61,312
            10.25% due 01/15/10..................     50,000     41,750
            10.75% due 10/01/09..................    550,000    474,375
            11.13% due 01/15/11..................  1,340,000  1,145,700
           Fisher Communications, Inc.:
            8.63% due 09/15/14*..................    175,000    191,188
           Insight Communications Co., Inc.:
            12.25% due 02/15/11(3)...............    675,000    675,000
           Liberty Media Corp.:
            5.70% due 05/15/13...................    550,000    539,763
           Paxson Communications Corp.:
            12.25% due 01/15/09(3)...............    525,000    513,187
           Salem Communications Corp.:
            7.75% due 12/15/10...................     50,000     53,250
           Young Broadcasting, Inc.:
            8.75% due 01/15/14...................    300,000    297,000
            10.00% due 03/01/11(10)..............    425,000    448,375
                                                             ----------
                                                              5,658,650
                                                             ----------

                                                     Principal   Value
                                                      Amount    (Note 2)

      -------------------------------------------------------------------
      Building Materials -- 0.29%
        Associated Materials, Inc.:
         11.25% due 03/01/14(3)..................... $300,000  $  217,500
                                                               ----------
      Chemical -- 1.70%
        Equistar Chemicals, LP:
         10.63% due 05/01/11........................  200,000     231,000
        Huntsman International, LLC:
         7.38% due 01/01/15*........................  125,000     132,813
         9.88% due 03/01/09.........................   10,000      11,025
        Huntsman, LLC:
         11.50% due 07/15/12*.......................   25,000      29,750
         11.63% due 10/15/10........................  146,000     176,295
        Lyondell Chemical Co.:
         9.50% due 12/15/08.........................  325,000     351,000
        Rockwood Specialties Group, Inc.:
         7.50% due 11/15/14*........................  150,000     158,250
         10.63% due 05/15/11........................   75,000      85,125
        Westlake Chemical Corp.:
         8.75% due 07/15/11.........................   97,000     108,155
                                                               ----------
                                                                1,283,413
                                                               ----------
      Commercial Services -- 1.67%
        Crown Cork & Seal Co., Inc.:
         8.00% due 04/15/23.........................  350,000     356,125
        DI Finance/DynCorp International:
         9.50% due 02/15/13*........................  175,000     180,250
        Mobile Mini, Inc.:
         9.50% due 07/01/13.........................  100,000     113,750
        Monitronics International, Inc.:
         11.75% due 09/01/10........................  300,000     327,000
        Petroleum Helicopters, Inc.:
         9.38% due 05/01/09.........................   25,000      27,125
        Rent-Way, Inc.:
         11.88% due 06/15/10........................  225,000     251,438
                                                               ----------
                                                                1,255,688
                                                               ----------
      Conglomerates -- 0.29%
        Foamex, LP:
         10.75% due 04/01/09........................  100,000      92,750
        Park-Ohio Industries, Inc.:
         8.38% due 11/15/14*........................  125,000     124,375
                                                               ----------
                                                                  217,125
                                                               ----------
      Drugs -- 0.42%
        NeighborCare, Inc.:
         6.88% due 11/15/13.........................  300,000     316,500
                                                               ----------
      Electronics/Electrical Equipment -- 0.33%
        Coleman Cable, Inc.:
         9.88% due 10/01/12*........................   75,000      79,125
        Muzak, LLC:
         9.88% due 03/15/09.........................   75,000      45,000
        Sanmina-SCI Corp.:
         6.75% due 03/01/13*........................  125,000     125,469
                                                               ----------
                                                                  249,594
                                                               ----------
      Finance Companies -- 0.63%
        Worldspan Financing Corp.:
         9.02% due 02/15/11*(9).....................  475,000     471,438
                                                               ----------
      Financial Services -- 6.23%
        AAC Group Holding Corp.:
         10.25% due 10/01/12*(3)....................  125,000      90,000
        AMR HoldCo., Inc. and EmCare HoldCo., Inc.:
         10.00% due 02/15/15*.......................  175,000     185,063
        Arch Western Finance, LLC:
         6.75% due 07/01/13.........................  150,000     156,000
        Athena Neurosciences Finance, LLC:
         7.25% due 02/21/08.........................   75,000      69,000

 February 28, 2005     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       19
                                   (Unaudited) - CONTINUED


                                                     Principal   Value
                                                      Amount    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Financial Services (continued)
        Bear Island Paper Co., LLC:
         10.00% due 12/01/07........................ $350,000  $  350,000
        Borden US Finance Corp.:
         9.00% due 07/15/14*........................  475,000     528,437
        Chukchansi Economic Development Auth.:
         14.50% due 06/15/09*.......................  650,000     819,000
        Consolidated Communications Holdings, Inc.:
         9.75% due 04/01/12*........................  225,000     243,000
        ESI Tractebel Acquisition Corp.:
         7.99% due 12/30/11.........................  159,000     168,431
        H&E Equipment Services, LLC:
         11.13% due 06/15/12........................  175,000     192,500
        Huntsman Advanced Materials, LLC:
         11.00% due 07/15/10*.......................  175,000     206,062
        MedCath Holdings Corp.:
         9.88% due 07/15/12.........................  200,000     220,000
        Nexstar Finance Holdings, LLC:
         11.38% due 04/01/13(3).....................  525,000     420,000
        PCA, LLC/PCA Finance Corp.:
         11.88% due 08/01/09........................  300,000     255,000
        PX Escrow Corp.:
         9.63% due 02/01/06(3)......................  350,000     339,937
        Terra Capital, Inc.:
         11.50% due 06/01/10........................  228,000     265,620
        Valor Telecommunications Enterprises, LLC:
         7.75% due 02/15/15*........................  175,000     181,563
                                                               ----------
                                                                4,689,613
                                                               ----------
      Foods -- 0.57%
        Wornick Co.:
         10.88% due 07/15/11........................  400,000     432,000
                                                               ----------
      Funeral Services -- 0.50%
        Alderwoods Group, Inc.:
         7.75% due 09/15/12*........................   75,000      80,438
        Carriage Services, Inc.:
         7.88% due 01/15/15*........................  212,000     222,070
        Service Corp. International:
         6.75% due 04/01/16.........................   75,000      76,500
                                                               ----------
                                                                  379,008
                                                               ----------
      Healthcare -- 1.84%
        Community Health Systems, Inc.:
         6.50% due 12/15/12*........................  150,000     150,938
        Concentra Operating Corp.:
         9.13% due 06/01/12.........................   75,000      80,531
        Curative Health Services, Inc.:
         10.75% due 05/01/11........................  225,000     195,750
        Encore Medical Corp.:
         9.75% due 10/01/12*........................  100,000      98,500
        Genesis HealthCare Corp.:
         2.50% due 03/15/25*(1)(8)..................  125,000     125,000
         8.00% due 10/15/13.........................  125,000     137,500
        Inverness Medical Innovations, Inc.:
         8.75% due 02/15/12*........................  125,000     130,625
        Pediatric Services of America, Inc.:
         10.00% due 04/15/08(1)(8)..................   50,000      50,500
        Psychiatric Solutions, Inc.:
         10.63% due 06/15/13........................  100,000     115,750
        Team Health, Inc.:
         9.00% due 04/01/12.........................  300,000     298,500
                                                               ----------
                                                                1,383,594
                                                               ----------
      Hospital Management -- 1.43%
        HCA, Inc.:
         6.38% due 01/15/15.........................  300,000     304,489
         6.95% due 05/01/12.........................  375,000     396,366

                                                   Principal   Value
                                                    Amount    (Note 2)

        ---------------------------------------------------------------
        Hospital Management (continued)
          Tenet Healthcare Corp.:
           6.50% due 06/01/12..................... $125,000  $  115,312
           9.25% due 02/01/15*....................  150,000     153,750
          Triad Hospitals, Inc.:
           7.00% due 11/15/13.....................  100,000     103,125
                                                             ----------
                                                              1,073,042
                                                             ----------
        Hospital Supplies -- 0.24%
          Universal Hospital Services, Inc.:
           10.13% due 11/01/11....................  175,000     181,125
                                                             ----------
        Household Products -- 0.58%
          Jostens Holding Corp.:
           10.25% due 12/01/13(3).................  225,000     160,875
          Revlon Consumer Products Corp.:
           8.63% due 02/01/08.....................  300,000     276,750
                                                             ----------
                                                                437,625
                                                             ----------
        Information Processing - Hardware -- 0.11%
          Seagate Technology HDD Holdings:
           8.00% due 05/15/09.....................   75,000      80,813
                                                             ----------
        Information Processing - Services -- 0.10%
          Spheris, Inc.:
           11.00% due 12/15/12*...................   75,000      78,750
                                                             ----------
        Insurance -- 0.19%
          Crum & Forster Holdings Corp.:
           10.38% due 06/15/13....................  125,000     141,875
                                                             ----------
        Leisure & Tourism -- 3.89%
          Cinemark, Inc.:
           9.75% due 03/15/14(3)..................  250,000     186,875
          Denny's Corp.:
           10.00% due 10/01/12*...................  350,000     378,875
          Eldorado Resorts, LLC:
           9.00% due 04/15/14(1)..................  475,000     475,000
          Hollywood Casino Corp.:
           13.00% due 08/01/06+(2)................  385,000     319,550
          Leslie's Poolmart, Inc.:
           7.75% due 02/01/13*....................   50,000      51,875
          Perkins Family Restaurants, LP:
           10.13% due 12/15/07....................    5,000       5,100
          Riviera Holdings Corp.:
           11.00% due 06/15/10....................  150,000     169,500
          Sbarro, Inc.:
           11.00% due 09/15/09....................  175,000     175,875
          Six Flags, Inc.:
           4.50% due 05/15/15.....................  600,000     597,000
          True Temper Sports, Inc.:
           8.38% due 09/15/11.....................  250,000     240,625
          Waterford Gaming, LLC:
           8.63% due 09/15/12*....................  304,000     326,800
                                                             ----------
                                                              2,927,075
                                                             ----------
        Machinery -- 0.47%
          Briggs & Stratton Corp.:
           8.88% due 03/15/11.....................  100,000     120,000
          Dresser-Rand Group, Inc.:
           7.38% due 11/01/14*....................  225,000     235,125
                                                             ----------
                                                                355,125
                                                             ----------
        Medical Technology -- 0.14%
          CDRV Investors, Inc.:
           9.63% due 01/01/15*(3).................  175,000     108,500
                                                             ----------
        Metals -- 0.49%
          Allegheny Technologies, Inc.:
           8.38% due 12/15/11.....................  100,000     111,000
          Freeport McMoRan Resources:
           7.00% due 02/15/08.....................  125,000     128,750

 20      HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                 Principal   Value
                                                  Amount    (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS (continued)
           Metals (continued)
             Renco Metals, Inc.:
              11.50% due 07/01/03+(1)(5)(6)(8).. $210,000  $        0
             Ryerson Tull, Inc.:
              8.25% due 12/15/11*...............   50,000      50,000
              9.13% due 07/15/06................   75,000      78,000
                                                           ----------
                                                              367,750
                                                           ----------
           Multimedia -- 0.23%
             Haights Cross Operating Co.:
              11.75% due 08/15/11...............  150,000     170,250
                                                           ----------
           Oil & Gas -- 5.60%
             Belden & Blake Corp.:
              8.75% due 07/15/12................   75,000      76,313
             Chesapeake Energy Corp.:
              6.88% due 01/15/16................  225,000     241,875
              7.50% due 09/15/13................   50,000      55,500
              7.75% due 01/15/15................   50,000      55,125
              9.00% due 08/15/12................   25,000      28,500
             Citgo Petroleum Corp.:
              6.00% due 10/15/11*...............  100,000     103,000
             Colorado Interstate Gas Co.:
              6.85% due 06/15/37................  175,000     183,295
             Dynegy-Roseton/Danskammer:
              7.67% due 11/08/16................  150,000     141,000
             El Paso Production Holding Co.:
              7.75% due 06/01/13................  600,000     643,500
             Encore Acquisition Co.:
              6.25% due 04/15/14................   50,000      50,375
              8.38% due 06/15/12................  100,000     110,500
             Exco Resources, Inc.:
              7.25% due 01/15/11................  150,000     159,375
             Frontier Oil Corp.:
              6.63% due 10/01/11................   75,000      77,250
             Hanover Compressor Co.:
              zero coupon due 03/31/07..........  350,000     314,125
             Hilcorp Energy, LP:
              10.50% due 09/01/10*..............  275,000     312,812
             KCS Energy, Inc.:
              7.13% due 04/01/12................   75,000      78,937
             Oslo Seismic Services, Inc.:
              8.28% due 06/01/11................  179,094     187,053
             Pride International, Inc.:
              7.38% due 07/15/14................   75,000      83,437
             Seitel, Inc.:
              11.75% due 07/15/11...............  425,000     480,250
             Trico Marine Services, Inc.:
              8.88% due 05/15/12+(2)(5).........  925,000     832,500
                                                           ----------
                                                            4,214,722
                                                           ----------
           Paper/Forest Products -- 2.85%
             Boise Cascade, LLC:
              5.54% due 10/15/12*(9)............  550,000     567,875
             Caraustar Industries, Inc.:
              7.38% due 06/01/09................   50,000      52,875
              9.88% due 04/01/11................  100,000     109,500
             Constar International, Inc.:
              6.15% due 02/15/12*(9)............   75,000      76,125
              11.00% due 12/01/12...............  150,000     157,500
             Fibermark, Inc.:
              10.75% due 04/15/11+(2)(5)........  125,000      92,500
             Georgia-Pacific Corp.:
              8.00% due 01/15/24................  175,000     209,125
             Pliant Corp.:
              13.00% due 06/01/10...............  325,000     317,687
             Specialty Paperboard, Inc.:
              9.38% due 10/15/06+(2)(5).........  550,000     407,000
             Tekni-Plex, Inc.:
              12.75% due 06/15/10...............  175,000     155,750
                                                           ----------
                                                            2,145,937
                                                           ----------

                                                      Principal    Value
                                                       Amount     (Note 2)

     ----------------------------------------------------------------------
     Pollution Control -- 0.49%
       Allied Waste North America, Inc.:
        7.88% due 04/15/13........................... $  275,000 $  287,375
        8.50% due 12/01/08...........................     75,000     80,625
                                                                 ----------
                                                                    368,000
                                                                 ----------
     Publishing -- 0.41%
       American Lawyer Media, Inc.:
        9.75% due 12/15/07...........................    300,000    305,625
                                                                 ----------
     Real Estate Investment Trusts -- 0.82%
       National Health Investors, Inc.:
        7.30% due 07/16/07...........................    200,000    204,895
       Omega Healthcare Investors, Inc.:
        7.00% due 04/01/14...........................    125,000    128,125
       Senior Housing Properties Trust:
        8.63% due 01/15/12(10).......................    250,000    285,625
                                                                 ----------
                                                                    618,645
                                                                 ----------
     Retail -- 2.17%
       Ferrellgas, LP:
        6.75% due 05/01/14...........................    350,000    351,750
       General Nutrition Centers, Inc.:
        8.50% due 12/01/10...........................    100,000     84,750
       JC Penney Co., Inc.:
        6.88% due 10/15/15...........................    175,000    194,009
       MTS, Inc.:
        10.00% due 03/15/09+(1)(4)(8)................     14,317      3,722
       Rite Aid Corp.:
        6.88% due 08/15/13...........................     75,000     70,500
       Saks, Inc.:
        7.00% due 12/01/13...........................    200,000    208,000
        9.88% due 10/01/11...........................    100,000    120,750
       Stater Brothers Holdings, Inc.:
        8.13% due 06/15/12...........................    325,000    338,000
       Winn-Dixie Pass-Through Trust Certificates:
        7.80% due 09/01/17*(5).......................    352,117    265,848
                                                                 ----------
                                                                  1,637,329
                                                                 ----------
     Semiconductors -- 0.22%
       Freescale Semiconductor, Inc.:
        7.13% due 07/15/14...........................    150,000    163,500
                                                                 ----------
     Telecommunications -- 9.79%
       AirGate PCS, Inc.:
        9.38% due 09/01/09...........................    216,600    233,386
       Alaska Communications Systems Holdings, Inc.:
        9.88% due 08/15/11...........................     82,000     88,765
       American Cellular Corp.:
        10.00% due 08/01/11..........................    675,000    657,281
       Cincinnati Bell Telephone Co.:
        7.18% due 12/15/23...........................     50,000     49,750
        7.20% due 11/29/23...........................    275,000    275,000
       Cincinnati Bell, Inc.:
        7.00% due 02/15/15*..........................    100,000    100,500
        7.25% due 06/15/23...........................     50,000     50,250
        8.38% due 01/15/14...........................     50,000     51,687
        8.38% due 01/15/14*..........................     25,000     25,844
       GCB iPCS, Inc.:
        14.00% due 07/15/10+(1)(8)...................  2,025,000          0
       iPCS, Inc.:
        11.50% due 05/01/12..........................    175,000    203,000
       LCI International, Inc.:
        7.25% due 06/15/07...........................  2,125,000  2,071,875
       Nextel Communications, Inc.:
        5.95% due 03/15/14...........................    625,000    649,219
       Nextmedia Operating, Inc.:
        10.75% due 07/01/11..........................     75,000     83,438
       Rural Cellular Corp.:
        9.63% due 05/15/08...........................    325,000    321,750
        9.75% due 01/15/10...........................    500,000    477,500

 February 28, 2005     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       21
                                   (Unaudited) - CONTINUED


                                                          Principal    Value
                                                           Amount     (Note 2)
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Telecommunications (continued)
  Triton PCS, Inc.:
   8.75% due 11/15/11.................................... $  350,000 $   299,250
   9.38% due 02/01/11....................................    825,000     721,875
  TSI Telecommunication Services Syniverse Technologies,
   Inc.:
   12.75% due 02/01/09...................................     75,000      85,594
  United States West Communications, Inc.:
   7.13% due 11/15/43....................................    400,000     368,000
   7.25% due 10/15/35....................................    200,000     196,000
   7.50% due 06/15/23....................................     50,000      49,500
   8.88% due 06/01/31....................................    125,000     130,000
  Zeus Special Subsidiary, Ltd.:
   9.25% due 02/01/15*(3)................................    275,000     183,562
                                                                     -----------
                                                                       7,373,026
                                                                     -----------
Textile - Products -- 0.11%
  Collins & Aikman Floor Cover:
   9.75% due 02/15/10....................................     75,000      81,000
                                                                     -----------
Tobacco -- 0.19%
  North Atlantic Holding Co., Inc.:
   12.25% due 03/01/14(3)................................    375,000      82,500
  North Atlantic Trading Co.:
   9.25% due 03/01/12....................................     75,000      59,625
                                                                     -----------
                                                                         142,125
                                                                     -----------
Utilities - Electric -- 8.92%
  AES Corp.:
   8.88% due 11/01/27....................................    200,000     216,000
  Calpine Corp.:
   4.75% due 11/15/23....................................  1,025,000     776,438
   8.75% due 07/15/13*...................................  1,300,000   1,043,250
  Edison Mission Energy:
   9.88% due 04/15/11....................................    225,000     268,875
  Mirant Corp.:
   7.90% due 07/15/09+*(2)(5)............................  1,975,000   1,599,750
  Mission Energy Holding Co.:
   13.50% due 07/15/08...................................  1,825,000   2,281,250
  Reliant Energy, Inc.:
   6.75% due 12/15/14....................................    300,000     297,750
  Reliant Resources, Inc.:
   9.50% due 07/15/13....................................     50,000      56,250
  Tiverton/Rumford Power Assoc., Ltd.:
   9.00% due 07/15/18*...................................    153,973     123,178
  UniSource Energy Corp.:
   4.50% due 03/01/35*...................................     50,000      51,375
                                                                     -----------
                                                                       6,714,116
                                                                     -----------
Utilities - Gas, Pipeline -- 4.27%
  Dynegy Holdings, Inc.:
   8.75% due 02/15/12....................................    225,000     228,375
  El Paso Natural Gas Co.:
   7.63% due 08/01/10....................................    125,000     135,625
   8.63% due 01/15/22....................................    525,000     627,375
  NGC Corp. Capital Trust I:
   8.32% due 06/01/27....................................  1,475,000   1,209,500
  Pacific Energy Partners, LP:
   7.13% due 06/15/14....................................    150,000     159,375
  Transcontinental Gas Pipe Line Corp.:
   8.88% due 07/15/12....................................    125,000     153,281
  Williams Cos., Inc.:
   7.88% due 09/01/21....................................    600,000     705,000
                                                                     -----------
                                                                       3,218,531
                                                                     -----------
Total Corporate Bonds
   (Cost $51,870,932)....................................             54,354,925
                                                                     -----------

                                                  Principal    Value
                                                   Amount     (Note 2)

        ---------------------------------------------------------------
        FOREIGN BONDS & NOTES -- 9.42%
        Broadcasting -- 1.60%
          CF Cable TV, Inc.:
           9.13% due 07/15/07.................... $   75,000 $   76,377
          Rogers Cable, Inc.:
           5.50% due 03/15/14....................    150,000    143,625
           6.25% due 06/15/13....................     50,000     51,000
           8.75% due 05/01/32....................     50,000     59,750
          Telenet Group Holding NV:
           11.50% due 06/15/14*(3)...............  1,100,000    869,000
                                                             ----------
                                                              1,199,752
                                                             ----------
        Building Materials -- 0.12%
          North American Energy Partners, Inc.:
           8.75% due 12/01/11....................    100,000     93,000
                                                             ----------
        Chemical -- 1.34%
          Rhodia SA:
           8.88% due 06/01/11....................    975,000  1,011,563
                                                             ----------
        Drugs -- 0.91%
          Elan Finance, PLC/Elan Finance Corp.:
           6.51% due 11/15/11*(9)................    225,000    195,750
           7.75% due 11/15/11*...................    550,000    489,500
                                                             ----------
                                                                685,250
                                                             ----------
        Electronics/Electrical Equipment -- 0.24%
          Chivor SA, ESP:
           9.75% due 12/30/1*....................    175,000    182,875
                                                             ----------
        Financial Services--0.91%
          Bluewater Finance, Ltd.:
           10.25% due 02/15/12(10)...............    350,000    386,750
          Canwest Media, Inc.:
           8.00% due 09/15/12*...................    275,000    295,625
                                                             ----------
                                                                682,375
                                                             ----------
        Insurance -- 0.50%
          Fairfax Financial Holdings, Ltd.:
           8.25% due 10/01/15(10)................    350,000    374,500
                                                             ----------
        Leisure & Tourism -- 0.29%
          Grupo Posadas SA de CV:
           8.75% due 10/04/11*...................    200,000    218,000
                                                             ----------
        Metals -- 0.52%
          CSN Islands VII Corp.:
           10.75% due 09/12/08*..................     35,000     40,031
          CSN Islands VIII Corp.:
           9.75% due 12/16/13*...................    300,000    327,000
           10.00% due 01/15/15*..................     25,000     27,250
                                                             ----------
                                                                394,281
                                                             ----------
        Paper/Forest Products -- 0.28%
          Abitibi-Cons., Inc.:
           8.55% due 08/01/10....................    200,000    212,500
                                                             ----------
        Retail -- 0.76%
          Jean Coutu Group, Inc.:
           8.50% due 08/01/14*...................    325,000    333,125
          Vitro Envases Norteamerica SA:
           10.75% due 07/23/11*..................    175,000    183,750
          Vitro SA de CV:
           11.75% due 11/01/13*..................     50,000     50,750
                                                             ----------
                                                                567,625
                                                             ----------
        Semiconductors -- 0.47%
          MagnaChip Semiconductor SA:
           6.88% due 12/15/11*...................    100,000    103,000
           8.00% due 12/15/14*...................    100,000    105,250
          STATS ChipPAC, Ltd.:
           6.75% due 11/15/11*...................    150,000    147,750
                                                             ----------
                                                                356,000
                                                             ----------

 22      HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                           Principal
                                                            Amount/    Value
                                                            Shares    (Note 2)
 ------------------------------------------------------------------------------
 FOREIGN BONDS & NOTES (continued)
 Telecommunications -- 0.46%
   Empresa Brasileira de Telecom SA:
    11.00% due 12/15/08................................... $ 25,000  $   28,750
   Intelsat Bermuda, Ltd.:
    8.63% due 01/15/15*...................................  300,000     320,250
                                                                     ----------
                                                                        349,000
                                                                     ----------
 Utilities - Electric -- 0.90%
   AES Drax Energy, Ltd.:
    11.50% due 08/30/10+(2)...............................  475,000       2,375
   Calpine Canada Energy Finance:
    8.50% due 05/01/08....................................  900,000     675,000
                                                                     ----------
                                                                        677,375
                                                                     ----------
 Water Services -- 0.12%
   Companhia de Saneamento Basico do Estado de Sao Paulo:
    12.00% due 06/20/08*..................................   75,000      86,625
                                                                     ----------
 Total Foreign Bonds & Notes
    (Cost $7,052,921).....................................            7,090,721
                                                                     ----------
 COMMON STOCK -- 7.99%
 Commercial Services -- 0.21%
   NES Rentals Holdings, Inc.+............................   15,414     154,140
                                                                     ----------
 Leisure & Tourism -- 0.89%
   Aztar Corp.+...........................................    3,700     109,927
   Boyd Gaming Corp.......................................    4,100     200,941
   Isle of Capri Casinos, Inc.+...........................    3,400      95,166
   Magna Entertainment Corp., Class A+....................   10,500      69,090
   MGM Mirage, Inc.+......................................    2,650     196,551
                                                                     ----------
                                                                        671,675
                                                                     ----------
 Real Estate Investment Trusts -- 0.39%
   Meristar Hospitality Corp.+............................   36,815     270,222
   National Health Investors, Inc.........................      882      22,914
                                                                     ----------
                                                                        293,136
                                                                     ----------
 Retail -- 0.00%
   MTS, Inc.+(1)(8).......................................    3,863           0
                                                                     ----------
 Telecommunications -- 6.50%
   AirGate PCS, Inc.+(8)..................................    6,925     253,940
   Alamosa PCS Holdings, Inc.+............................   55,316     704,726
   Dobson Communications Corp.............................      200     150,000
   iPCS, Inc.+............................................   57,705   1,731,150
   IWO Holdings, Inc.+....................................   60,938   1,828,140
   Telewest Global, Inc.+.................................   13,644     227,718
                                                                     ----------
                                                                      4,895,674
                                                                     ----------
 Total Common Stock
    (Cost $3,203,631).....................................            6,014,625
                                                                     ----------

                                                              Principal
                                                               Amount/     Value
                                                               Shares     (Note 2)

------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.86%
Broadcasting -- 0.66%
  Paxson Communications Corp.
   13.25%(4)................................................         61  $   494,100
                                                                         -----------
Commercial Services -- 0.06%
  Rent-Way, Inc.:
   8.00%(1)(8)(12)..........................................          4       46,147
                                                                         -----------
Retail -- 0.14%
  GNC Corp.:
   12.00%(4)................................................        125      108,750
                                                                         -----------
Total Preferred Stock
   (Cost $689,904)..........................................                 648,997
                                                                         -----------
WARRANTS -- 0.00%
Commercial Services -- 0.00%
  Maxim Crane Works Holdings, Inc.:
   Expires 01/20/10 (Strike price $30.05)+(1)(8)............        226            0
   Expires 01/20/10 (Strike price $31.58)+(1)(8)............        231            0
   Expires 01/20/10 (Strike price $33.04)+(1)(8)............        168            0
                                                                         -----------
                                                                                   0
                                                                         -----------
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10 (Strike price $0.00)+*(1)(8)............        200            2
                                                                         -----------
Total Warrants
   (Cost $125,464)..........................................                       2
                                                                         -----------
Total Long-Term Investment Securities -- 90.46%
   (Cost $62,942,852).......................................              68,109,270
                                                                         -----------
REPURCHASE AGREEMENT -- 9.40%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $7,078,482 and collateralized by
   Federal Home Loan Bank Notes, bearing interest at 3.63%,
   due 1/15/08 and having an approximate value of
   $7,291,150
   (Cost $7,078,000)........................................ $7,078,000    7,078,000
                                                                         -----------
Total Investments
   (Cost $70,020,852)(7)....................................      99.86%  75,187,270
Other assets less liabilities...............................       0.14%     102,799
                                                             ----------  -----------
NET ASSETS --                                                    100.00% $75,290,069
                                                             ==========  ===========

 February 28, 2005     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS       23
                                   (Unaudited) - CONTINUED


                                                        Principal
                                                         Amount/    Value
                                                         Shares    (Note 2)
    ------------------------------------------------------------------------
    CORPORATE BONDS -- SHORT POSITIONS -- (0.57%)
    Leisure & Tourism -- (0.57%)
      Poster Financial Group, Inc.:
       8.75% due 12/01/11
       (Proceeds $(406,250))........................... (400,000) $(425,500)
                                                                  ---------
    FOREIGN BONDS & NOTES -- SHORT POSITIONS -- (0.30%)
    Building Materials -- (0.30%)
      Ainsworth Lumber Co., Ltd.:
       6.75% due 03/15/14
       (Proceeds $(217,688))........................... (225,000)  (223,313)
                                                                  ---------
    PREFERRED STOCK -- SHORT POSITIONS -- (0.04%)
    Appliances/Furnishings -- (0.04%)
      Fedders Corp.:
       8.60%
       (Proceeds $(29,504))............................   (1,244) $ (31,100)
                                                                  ---------

--------
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2005, the aggregate value of these securities was $14,612,091 representing 19.41% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 2)
(2)Bond in default
(3)Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind") security. Payments made with additional securities in lieu of cash.
(5)Company has filed Chapter 11 bankruptcy.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)See Note 5 for cost of investments on a tax basis.
(8)Illiquid security
(9)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade of upgrade. The rate reflected is as of February 28, 2005.
(10)The security or a portion thereof represents collateral for securities sold short.
(11)Bond in default and company has filed Chapter 11 bankruptcy subsequent to February 28, 2005.
(12)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2005, the High Yield Bond Fund held the following restricted security:

                                                                      Value as a
                               Acquisition        Acquisition Market     % of
             Name                 Date     Shares    Cost     Value   Net Assets
             ----              ----------- ------ ----------- ------- ----------
Rent-Way, Inc. 8.00% Preferred
 Stock........................ 05/29/2003    4      $35,000   $46,147    0.06%
                                                    =======   =======    ====

See Notes to Financial Statements

24    INTERNATIONAL SMALL CAP EQUITY FUND - PORTFOLIO PROFILE    February 28, 2005
                            (Unaudited)

Industry Allocation*

                   Leisure & Tourism.................  8.33%
                   Retail............................  7.54%
                   Financial Services................  6.57%
                   Electronics/Electrical Equipment..  6.28%
                   Banks.............................  5.31%
                   Repurchase Agreements.............  5.18%
                   Information Processing -- Services  4.88%
                   Commercial Services...............  3.72%
                   Apparel & Products................  3.70%
                   Automotive........................  3.60%
                   Machinery.........................  3.01%
                   Freight...........................  2.95%
                   Information Processing -- Hardware  2.69%
                   Foods.............................  2.55%
                   Telecommunications................  2.35%
                   Oil & Gas.........................  2.26%
                   Beverages.........................  1.95%
                   Drugs.............................  1.93%
                   Broadcasting......................  1.88%
                   Paper/Forest Products.............  1.73%
                   Healthcare........................  1.51%
                   Medical Technology................  1.47%
                   Home Builders.....................  1.37%
                   Publishing........................  1.37%
                   Building Materials................  1.30%
                   Human Resources...................  1.21%
                   Real Estate.......................  1.16%
                   Conglomerates.....................  1.13%
                   Manufacturing.....................  1.10%
                   Chemical..........................  1.06%
                   Appliances/Furnishings............  0.96%
                   Insurance.........................  0.95%
                   Water Services....................  0.85%
                   Information Processing -- Software  0.78%
                   Metals............................  0.62%
                   Advertising.......................  0.54%
                   Hospital Supplies.................  0.46%
                   Textile -- Products...............  0.46%
                   Schools...........................  0.44%
                   Utilities -- Gas..................  0.38%
                   Mining............................  0.34%
                   Medical -- Biomedical/Gene........  0.25%
                   Multimedia........................  0.25%
                   Airlines..........................  0.22%
                   Household Products................  0.16%
                   Utilities -- Electric.............  0.11%
                   Pollution Control.................  0.07%
                   Investment Company................  0.03%
                                                      -----
                                                      98.96%
                                                      =====

Country Allocation*

                            Japan........... 28.15%
                            Germany.........  9.93%
                            Austria.........  7.41%
                            United States...  6.47%
                            United Kingdom..  6.07%
                            Ireland.........  4.98%
                            Finland.........  4.63%
                            Sweden..........  4.50%
                            France..........  4.21%
                            Spain...........  2.62%
                            Denmark.........  2.31%
                            Luxembourg......  2.02%
                            Italy...........  1.97%
                            Switzerland.....  1.93%
                            Hong Kong.......  1.67%
                            Norway..........  1.62%
                            New Zealand.....  1.52%
                            Australia.......  1.46%
                            Singapore.......  1.02%
                            China...........  1.01%
                            Portugal........  0.98%
                            Taiwan..........  0.81%
                            Korea...........  0.64%
                            Belgium.........  0.36%
                            Papua New Guinea  0.35%
                            Philippines.....  0.22%
                            Thailand........  0.10%
                                             -----
                                             98.96%
                                             =====

*  Calculated as a percentage of Net Assets.

February 28, 2005      INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       25
                                    INVESTMENTS (Unaudited)


                                                               Value
                                                    Shares  (Note 2)(1)
         --------------------------------------------------------------
         COMMON STOCK -- 91.49%
         Advertising -- 0.54%
           Advance Create Co., Ltd.................      90 $   299,631
           STW Communications Group, Ltd...........  10,715      24,793
                                                            -----------
                                                                324,424
                                                            -----------
         Airlines -- 0.22%
           Auckland International Airport, Ltd.....  21,573     134,841
                                                            -----------
         Apparel & Products -- 2.70%
           Billabong International, Ltd............  11,829     128,357
           Maruko Co., Ltd.........................  53,600     489,543
           Nagaileben Co., Ltd.....................  22,200     426,828
           New Wave Group AB.......................  20,200     382,138
           Prime Success International Group, Ltd.. 924,000     201,196
                                                            -----------
                                                              1,628,062
                                                            -----------
         Appliances/Furnishings -- 0.96%
           Corona Corp.............................  14,400     245,026
           Rational AG.............................   3,000     332,131
                                                            -----------
                                                                577,157
                                                            -----------
         Automotive -- 3.60%
           ElringKlinger AG........................   5,900     559,850
           FCC Co., Ltd............................  14,700     570,420
           Nokian Renkaat Oyj......................   5,700   1,008,722
           Pacifica Group, Ltd.....................  12,015      28,432
           TI Automotive, Ltd., Class A+(3)(5).....   7,400           0
                                                            -----------
                                                              2,167,424
                                                            -----------
         Banks -- 5.31%
           Adelaide Bank, Ltd......................   8,297      70,997
           Banco Pastor SA.........................  12,250     462,444
           Bank of Queensland, Ltd.................   7,024      56,161
           Banque Cantonale Vaudoise...............   3,000     671,585
           IKB Deutsche Industriebank AG...........  17,500     516,243
           OKO Bank, Class A.......................  38,200     581,387
           Piraeus Bank SA.........................  36,600     775,966
           Siam City Bank Public Co, Ltd.+.........  87,000      61,997
                                                            -----------
                                                              3,196,780
                                                            -----------
         Beverages -- 1.95%
           Asahi Soft Drinks Co., Ltd..............  32,000     304,917
           C&C Group, PLC (Dublin)................. 108,900     446,622
           C&C Group, PLC (London).................  56,100     231,693
           Southcorp, Ltd..........................  55,903     192,535
                                                            -----------
                                                              1,175,767
                                                            -----------
         Broadcasting -- 1.88%
           Antena 3 de Television SA+..............   5,000     383,742
           Modern Times Group AB, Class B+.........  24,500     750,990
                                                            -----------
                                                              1,134,732
                                                            -----------
         Building Materials -- 1.30%
           Buzzi Unicem SpA........................  23,300     394,527
           CSR, Ltd................................  80,993     154,563
           Fletcher Building, Ltd..................  39,058     200,802
           Tenon, Ltd.+............................  10,286      34,788
                                                            -----------
                                                                784,680
                                                            -----------
         Chemical -- 1.06%
           Ishihara Chemical Co., Ltd..............  10,000     224,654
           SK Kaken Co., Ltd.......................   6,000     203,176
           Taiwan Fertilizer Co., Ltd.............. 179,000     212,895
                                                            -----------
                                                                640,725
                                                            -----------
         Commercial Services -- 3.72%
           Adsteam Marine, Ltd.....................  23,537      33,374
           Aker Kvaerner ASA+......................  14,300     466,442
           Ansell, Ltd.............................  12,679     101,433
           Baycorp Advantage, Ltd..................  20,150      45,272
           Coates Hire, Ltd........................  17,367      63,564

                                                                  Value
                                                       Shares  (Note 2)(1)

      --------------------------------------------------------------------
      Commercial Services (continued)
        Corporate Express Australia, Ltd..............   8,462 $    39,908
        Fil-Hispano Holdings Corp.+................... 700,000     134,636
        Heian Ceremony Service Co., Ltd...............  14,000     104,958
        Hills Motorway Group..........................  15,526     127,675
        Park24 Co., Ltd...............................  16,500     315,295
        Sau San Tong Holdings, Ltd.................... 930,000      86,701
        United Group, Ltd.............................   9,111      53,969
        YIT-Yhtyma Oyj................................  21,800     666,607
                                                               -----------
                                                                 2,239,834
                                                               -----------
      Conglomerates -- 1.13%
        DCC, PLC......................................  17,462     414,295
        Futuris Corp., Ltd............................  46,734      76,328
        Hellaby Holdings, Ltd.........................   3,043      15,797
        HKR International, Ltd........................ 253,600     172,700
                                                               -----------
                                                                   679,120
                                                               -----------
      Drugs -- 1.93%
        Ain Pharmaciez, Inc...........................  12,500     263,596
        Hisamitsu Pharmaceutical Co., Inc.............  24,000     505,480
        Metabolic Pharmaceuticals, Ltd.+..............  12,239       9,320
        Novogen, Ltd.+................................   6,412      25,115
        Sigma Co., Ltd................................  12,608      81,360
        Toho Pharmaceutical Co., Ltd..................  27,400     275,730
                                                               -----------
                                                                 1,160,601
                                                               -----------
      Electronics/Electrical Equipment -- 6.28%
        GN Store Nord AS..............................  54,550     590,779
        Jurong Technologies Industrial Corp., Ltd..... 122,000     123,809
        Nakayo Telecommunications, Inc................  19,000     126,497
        Neopost SA....................................  10,520     877,518
        Optex Co., Ltd................................   8,200     210,532
        Option NV+....................................   6,720     215,196
        Patlite Corp..................................  16,000     385,520
        Raytex Corp...................................   5,700     127,349
        Rotork, PLC...................................  52,500     448,525
        SUNX, Ltd.....................................  12,900     208,572
        Tomen Electronics Corp........................   8,800     465,021
                                                               -----------
                                                                 3,779,318
                                                               -----------
      Financial Services -- 6.57%
        Aktiv Kapital ASA.............................  25,700     506,926
        Australian Stock Exchange, Ltd................   9,073     148,570
        Australian Wealth Management, Ltd.............      39          34
        AWD Holding AG................................  17,440     739,075
        D. Carnegie & Co. AB..........................  43,900     553,294
        Independent Newspapers, Ltd...................   9,666      45,697
        Infratil, Ltd.................................  16,509      43,223
        Macquarie Communications Infrastructure Group.  28,660     134,969
        Perpetual Trustees Australia, Ltd.............   3,385     166,636
        SFE Corp., Ltd................................  11,822      89,784
        Sumisho Auto Leasing Corp.....................  16,100     701,533
        Sumisho Lease Co., Ltd........................  16,500     679,653
        Tower, Ltd.+..................................  22,059      31,479
        Yuanta Core Pacific Securities Co............. 140,000     113,251
                                                               -----------
                                                                 3,954,124
                                                               -----------
      Foods -- 2.55%
        AWB, Ltd......................................  30,216     106,064
        China Mengniu Dairy Dairy Co., Ltd.+.......... 140,000     105,565
        Fyffes, PLC (Dublin).......................... 185,000     556,122
        Hiestand Holding AG+..........................     610     493,763
        National Foods, Ltd...........................  19,687      97,319
        Origin Toshu Co., Ltd.........................   9,000     178,816
                                                               -----------
                                                                 1,537,649
                                                               -----------
      Freight -- 2.95%
        Cosco Corp. Singapore, Ltd.................... 181,000     167,687
        DSV A/S.......................................  10,100     798,807
        Hamakyorex Co., Ltd...........................   9,900     404,155

26       INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       February 28, 2005
                INVESTMENTS (Unaudited) - CONTINUED


                                                                Value
                                                     Shares  (Note 2)(1)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Freight (continued)
          Jaya Holdings, Ltd........................ 148,000 $    96,664
          Kintetsu World Express, Inc...............  15,800     309,721
                                                             -----------
                                                               1,777,034
                                                             -----------
        Healthcare -- 1.51%
          Elekta AB, Class B+.......................  22,100     731,747
          Fisher & Paykel Healthcare Corp...........  40,432      90,155
          WIN International Co., Ltd................      20      88,894
                                                             -----------
                                                                 910,796
                                                             -----------
        Home Builders -- 1.37%
          McCarthy & Stone, PLC.....................  39,000     519,135
          Token Corp................................   8,400     304,699
                                                             -----------
                                                                 823,834
                                                             -----------
        Hospital Supplies -- 0.46%
          Mani, Inc.................................   6,600     278,469
                                                             -----------
        Household Products -- 0.16%
          Fisher & Paykel Appliances Holdings, Ltd..  21,986      51,517
          GWA International, Ltd....................  18,439      43,108
                                                             -----------
                                                                  94,625
                                                             -----------
        Human Resources -- 1.21%
          DIS Deutscher Industrie Service AG........  11,000     446,571
          Meitec Corp...............................   8,000     274,689
          Skilled Group, Ltd........................   4,360       9,151
                                                             -----------
                                                                 730,411
                                                             -----------
        Information Processing - Hardware -- 2.69%
          Daiwabo Information System Co., Ltd.......  20,500     290,250
          Net One Systems Co., Ltd..................      55     165,997
          Otsuka Corp...............................  13,400     894,601
          Roland DG Corp............................   5,200     267,007
                                                             -----------
                                                               1,617,855
                                                             -----------
        Information Processing - Services -- 4.88%
          Agrex, Inc................................   7,100     183,533
          Alten+....................................  17,100     428,979
          Computershare, Ltd........................  34,786     158,210
          Gemplus International SA+................. 106,800     269,862
          Indra Sistemas SA.........................  42,300     731,473
          NDS Group, PLC Sponsored ADR+.............  15,800     567,536
          Proto Corp................................  12,800     135,981
          Transcom WorldWide SA+....................  81,640     466,068
                                                             -----------
                                                               2,941,642
                                                             -----------
        Information Processing - Software -- 0.78%
          PCA Corp..................................  12,000     275,774
          Telcoware Co., Ltd........................  11,300     195,130
                                                             -----------
                                                                 470,904
                                                             -----------
        Insurance -- 0.95%
          Euler Hermes SA...........................   7,100     547,372
          OAMPS, Ltd................................   8,413      24,672
                                                             -----------
                                                                 572,044
                                                             -----------
        Leisure & Tourism -- 8.33%
          Central Sports Co., Ltd...................  14,200     295,148
          Cross Holding AG+.........................   5,404     261,251
          CTS Eventim AG+...........................  14,820     563,052
          Endo Manufacturing Co., Ltd...............  15,000     134,737
          HIS Co., Ltd..............................  25,300     565,953
          Japan Cash Machine Co., Ltd...............  18,700     573,523
          Japan Cash Machine Co., Ltd.(2)...........   7,500     230,295
          Jurys Doyle Hotel Group, PLC..............  36,550     609,427
          Playmates Holdings, Ltd................... 886,000     205,700
          Punch Taverns, PLC........................  42,300     560,033
          Renaissance, Inc..........................   4,500      66,506
          Shangri-La Asia, Ltd......................  66,000      99,631

                                                                 Value
                                                      Shares  (Note 2)(1)

       ------------------------------------------------------------------
       Leisure & Tourism (continued)
         Sky City Entertainment Group, Ltd...........  36,885 $   137,601
         St. Marc Co., Ltd...........................   9,400     401,067
         Star Cruises Ltd.+.......................... 680,000     196,988
         UNiTAB, Ltd.................................  11,190     113,616
                                                              -----------
                                                                5,014,528
                                                              -----------
       Machinery -- 1.75%
         Boewe Systec AG.............................   3,551     217,388
         Harmonic Drive Systems, Inc.................      35     315,651
         Miyachi Corp................................   9,000     144,441
         Obara Corp..................................  13,700     378,450
                                                              -----------
                                                                1,055,930
                                                              -----------
       Manufacturing -- 1.10%
         Pfleiderer AG+..............................  37,600     661,924
                                                              -----------
       Medical - biomedical/Gene -- 0.25%
         AnGes MG, Inc.+.............................      23     144,853
         Chemeq, Ltd.+...............................   4,494       4,206
                                                              -----------
                                                                  149,059
                                                              -----------
       Medical Technology -- 1.47%
         Cochlear, Ltd...............................   4,796     110,659
         Sysmex Corp.................................  15,300     773,870
                                                              -----------
                                                                  884,529
                                                              -----------
       Metals -- 0.62%
         Crane Group, Ltd............................   4,928      32,987
         OneSteel, Ltd...............................  49,566     107,989
         Sims Group, Ltd.............................   8,047     114,973
         Zinifex, Ltd................................  44,169     116,504
                                                              -----------
                                                                  372,453
                                                              -----------
       Mining -- 0.34%
         Iluka Resources, Ltd........................  20,576      92,464
         Jubilee Mines NL............................   7,707      31,667
         Lihir Gold, Ltd.+...........................  90,756      82,666
                                                              -----------
                                                                  206,797
                                                              -----------
       Multimedia -- 0.25%
         APN News & Media, Ltd.......................  25,571      97,308
         PMP, Ltd.+..................................  25,948      39,733
         Southern Cross Broadcasting Australia, Ltd..   1,069      11,908
                                                              -----------
                                                                  148,949
                                                              -----------
       Oil & Gas -- 2.26%
         Cairn Energy, PLC+..........................  11,500     276,754
         NGC Holdings, Ltd...........................  13,690      32,261
         Oil Search, Ltd.............................  73,815     128,376
         Premier Oil, PLC+...........................  26,400     305,932
         Singapore Petroleum Co., Ltd................  51,000     133,890
         Stolt Offshore SA+..........................  61,100     482,577
                                                              -----------
                                                                1,359,790
                                                              -----------
       Paper/Forest Products -- 1.73%
         Fuji Seal International, Inc................   4,400     177,031
         Gunns, Ltd..................................  28,459     101,068
         Mayr-Melnhof Karton AG......................   3,500     621,507
         PaperlinX, Ltd..............................  39,412     140,749
                                                              -----------
                                                                1,040,355
                                                              -----------
       Pollution Control -- 0.07%
         Waste Management NZ, Ltd....................   8,783      43,355
                                                              -----------
       Publishing -- 1.37%
         Arbeit-Times Co., Ltd.......................  12,000     149,506
         Arbeit-Times Co., Ltd.(2)...................  24,000     298,680
         Gentosha, Inc...............................      31     162,920
         West Australian Newspapers Holdings, Ltd....  18,485     119,826
         Yellow Pages Singapore, Ltd.................  73,000      93,650
                                                              -----------
                                                                  824,582
                                                              -----------

February 28, 2005      INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       27
                              INVESTMENTS (Unaudited) - CONTINUED


                                                                   Value
                                                        Shares  (Note 2)(1)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Real Estate -- 1.16%
      Commonwealth Property Office Fund................ 118,004 $   114,060
      DB RREEF Trust................................... 216,097     216,944
      ING Office Fund..................................  79,434      76,809
      Macquarie CountryWide Trust......................  58,429      86,857
      Midland Realty Holdings, Ltd..................... 194,000     110,455
      Shun Tak Holdings, Ltd...........................  92,000      90,928
                                                                -----------
                                                                    696,053
                                                                -----------
    Retail -- 7.54%
      Alain Afflelou SA................................  12,000     403,274
      Amplifon SpA.....................................   9,800     515,604
      Bonjour Holdings, Ltd............................ 228,000     118,902
      Bossini International Holdings, Ltd.............. 484,000     122,586
      David Jones, Ltd.................................  37,041      55,437
      Fielmann AG......................................   7,950     583,765
      Foodland Associated, Ltd.........................  10,409     194,529
      Grafton Group, PLC (Dublin)+.....................  39,470     535,089
      Grafton Group, PLC (London)+.....................  15,180     204,225
      Japan Automobile Auction, Inc....................     100     214,382
      Jeronimo Martins SA+.............................  40,800     588,887
      Miller's Retail, Ltd.............................  16,232      12,984
      Nishimatsuya Chain Co., Ltd......................   6,400     189,441
      Right On Co., Ltd................................   6,500     253,659
      RNB Retail And Brands AB+........................  16,700     293,109
      Village Vanguard Co., Ltd.+......................      22     221,154
      Warehouse Group, Ltd.............................  12,144      37,093
                                                                -----------
                                                                  4,544,120
                                                                -----------
    Schools -- 0.44%
      MegaStudy Co., Ltd...............................   6,550     188,128
      Tokyo Individualized Educational Institute, Inc..   8,700      77,061
                                                                -----------
                                                                    265,189
                                                                -----------
    Telecommunications -- 2.35%
      Digital Multimedia Technologies SpA..............   8,210     278,347
      iTouch, PLC+..................................... 399,800     255,519
      PKC Group Oyj....................................  36,300     533,312
      ZTE Corp.........................................  50,800     186,335
      Zyxel Communications Corp........................  72,000     162,452
                                                                -----------
                                                                  1,415,965
                                                                -----------
    Textile - Products -- 0.46%
      U10..............................................   3,609     276,046
                                                                -----------
    Utilities - Electric -- 0.11%
      Energy Development, Ltd..........................   8,308      24,559
      Pacific Hydro, Ltd...............................  11,432      39,153
                                                                -----------
                                                                     63,712
                                                                -----------
    Utilities - Gas, Distribution -- 0.38%
      Alinta, Ltd......................................  16,303     109,681
      Xinao Gas Holdings, Ltd.+........................ 218,000     120,687
                                                                -----------
                                                                    230,368
                                                                -----------
    Water Services -- 0.85%
      Northumbrian Water Group, PLC.................... 151,000 $   513,987
                                                                -----------
    Total Common Stock
       (Cost $46,431,870)..............................          55,100,543
                                                                -----------

                                                              Shares/
                                                             Principal      Value
                                                              Amount     (Note 2)(1)

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 2.26%
Apparel & Products -- 1.00%
  Hugo Boss AG.............................................      17,950      599,246
                                                                         -----------
Machinery -- 1.26%
  Rheinmetall AG...........................................      13,300      759,814
                                                                         -----------
Total Preferred Stock
   (Cost $1,194,436).......................................                1,359,060
                                                                         -----------
RIGHTS -- 0.00%
Financial Services -- 0.00%
  Australian Wealth Management, Ltd.:
   Expires 3/8/05..........................................       9,537        2,343
                                                                         -----------
Real Estate -- 0.00%
  Macquarie CountryWide Trust:
   Expires 3/11/05(3)......................................      32,215          766
                                                                         -----------
Total Rights
  (Cost $1,381)............................................                    3,109
                                                                         -----------
FOREIGN BONDS & NOTES -- 0.03%
Investment Company -- 0.03%
  Prime Infrastructure Network
   8.50% due 12/31/49
   (Cost $16,184)..........................................  NZD 24,168       17,102
                                                                         -----------
Total Long-Term Investment Securities -- 93.78%
   (Cost $47,643,871)......................................               56,479,814
                                                                         -----------
REPURCHASE AGREEMENT -- 5.18%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45% dated 2/28/05, to be repurchased
   3/01/05 in the amount of $3,121,212 and collaterized by
   Federal Home Loan Mfg. Corp. Notes, bearing interest at
   5.25% due 1/15/06 and having approximate value of
   $3,219,465 (Cost $3,121,000)............................ $ 3,121,000    3,121,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $50,764,871)(4)...................................       98.96%  59,600,814
Other assets less liabilities..............................        1.04%     622,673
                                                            -----------  -----------
NET ASSETS --                                                    100.00% $60,223,487
                                                            ===========  ===========
COMMON STOCK -- SHORT POSITIONS -- (0.05%)
Investment Company -- (0.05%)
  Prime Infrastructure Network
   (Proceeds $(22,988))....................................     (21,468)     (28,151)
                                                                         -----------

--------
ADRAmerican Depository Receipt
+  Non-income producing security
(1)A substantial number of the Fund's holdings were valued using fair value procedures at February 28, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Bonus shares
(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.
(5)Fair valued security (see Note 2)
Currency Legend
NZD -- New Zealand Dollar

See Notes to Financial Statements

 28   LARGE CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)    February 28, 2005

Industry Allocation*

                   Oil & Gas......................... 15.49%
                   Banks............................. 11.97%
                   Financial Services................  8.68%
                   Insurance.........................  8.33%
                   Utilities -- Electric.............  5.74%
                   Conglomerates.....................  5.46%
                   Information Processing -- Hardware  4.90%
                   Telecommunications................  4.53%
                   Multimedia........................  3.39%
                   Leisure & Tourism.................  2.69%
                   Registered Investment Companies...  2.20%
                   Savings & Loan....................  2.19%
                   Automotive........................  1.75%
                   Building Materials................  1.72%
                   Tobacco...........................  1.70%
                   Metals............................  1.53%
                   Paper/Forest Products.............  1.51%
                   Healthcare........................  1.46%
                   Household Products................  1.40%
                   Retail............................  1.30%
                   Electronics/Electrical Equipment..  1.28%
                   Railroads & Equipment.............  1.20%
                   Freight...........................  1.17%
                   Information Processing -- Services  1.15%
                   Utilities -- Gas, Distribution....  1.05%
                   Utilities -- Communication........  1.01%
                   Apparel & Products................  0.85%
                   Foods.............................  0.71%
                   Real Estate Investment Trusts.....  0.70%
                   Beverages.........................  0.62%
                   Pollution Control.................  0.62%
                   Broadcasting......................  0.49%
                   Commercial Services...............  0.47%
                   Semiconductors....................  0.35%
                   Chemical..........................  0.19%
                   Aerospace/Defense.................  0.07%
                                                      -----
                                                      99.87%
                                                      =====

*  Calculated as a percentage of Net Assets.

 February 28, 2005     LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS       29
                                         (Unaudited)


                                                                 Value
                                                       Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 97.67%
       Aerospace/Defense -- 0.07%
         United Defense Industries, Inc...............   1,100 $   60,192
                                                               ----------
       Apparel & Products -- 0.85%
         American Eagle Outfitters, Inc...............  12,800    692,864
                                                               ----------
       Automotive -- 1.75%
         American Axle & Manufacturing Holdings, Inc..  20,400    538,968
         Ford Motor Co................................  70,300    889,295
                                                               ----------
                                                                1,428,263
                                                               ----------
       Banks -- 11.97%
         Bank of America Corp.........................  69,000  3,218,850
         First American Corp., Class A................  18,000    657,900
         KeyCorp......................................  24,300    801,900
         National City Corp...........................  15,500    554,435
         Providian Financial Corp.+...................  33,300    571,095
         SunTrust Banks, Inc..........................  13,300    963,452
         U.S. Bancorp.................................  40,000  1,190,000
         Wachovia Corp................................  21,000  1,113,210
         Wells Fargo & Co.............................  11,600    688,808
                                                               ----------
                                                                9,759,650
                                                               ----------
       Beverages -- 0.62%
         Pepsi Bottling Group, Inc....................  18,600    506,292
                                                               ----------
       Broadcasting -- 0.49%
         Comcast Corp., Class A+......................  12,200    397,110
                                                               ----------
       Building Materials -- 1.72%
         Sherwin-Williams Co..........................  15,100    668,930
         Texas Industries, Inc........................  11,000    733,700
                                                               ----------
                                                                1,402,630
                                                               ----------
       Chemical -- 0.19%
         Valspar Corp.................................   3,300    152,295
                                                               ----------
       Commercial Services -- 0.47%
         Cendant Corp.................................  17,400    384,888
                                                               ----------
       Conglomerates -- 5.46%
         General Electric Co.......................... 106,300  3,741,760
         Textron, Inc.................................   9,200    711,620
                                                               ----------
                                                                4,453,380
                                                               ----------
       Electronics/Electrical Equipment -- 1.28%
         Applera Corp. - Applied Biosystems Group.....   7,600    156,104
         W. W. Grainger, Inc..........................   2,600    163,228
         Xerox Corp.+.................................  46,600    726,960
                                                               ----------
                                                                1,046,292
                                                               ----------
       Financial Services -- 8.68%
         Capital One Financial Corp...................  11,600    889,488
         CIT Group, Inc...............................  24,300    980,505
         Citigroup, Inc...............................  45,900  2,190,348
         Countrywide Financial Corp...................  24,880    864,580
         Freddie Mac..................................   5,400    334,800
         JPMorgan Chase & Co..........................  21,360    780,708
         Lehman Brothers Holdings, Inc................   6,000    547,080
         Merrill Lynch & Co., Inc.....................   5,500    322,190
         Morgan Stanley...............................   2,900    163,763
                                                               ----------
                                                                7,073,462
                                                               ----------
       Foods -- 0.71%
         Tyson Foods, Inc., Class A...................  33,800    575,276
                                                               ----------
       Freight -- 1.17%
         CNF, Inc.....................................  20,700    949,509
                                                               ----------
       Healthcare -- 1.46%
         Dade Behring Holdings, Inc.+.................   8,300    520,493
         Laboratory Corp. of America Holdings+........  14,000    670,460
                                                               ----------
                                                                1,190,953
                                                               ----------

                                                             Value
                                                    Shares  (Note 2)

         -------------------------------------------------------------
         Household Products -- 1.40%
           Kimberly-Clark Corp.....................  9,700 $   640,006
           Scotts Co., Class A+....................  7,200     504,504
                                                           -----------
                                                             1,144,510
                                                           -----------
         Information Processing - Hardware -- 4.90%
           Apple Computer, Inc.+................... 29,600   1,327,856
           Hewlett-Packard Co...................... 11,076     230,381
           International Business Machines Corp.... 17,100   1,583,118
           Western Digital Corp.+.................. 76,000     855,760
                                                           -----------
                                                             3,997,115
                                                           -----------
         Information Processing - Services -- 1.15%
           McAfee, Inc.+........................... 26,200     606,006
           VeriSign, Inc.+......................... 12,100     331,782
                                                           -----------
                                                               937,788
                                                           -----------
         Insurance -- 8.33%
           Allstate Corp...........................  6,400     343,552
           Chubb Corp.............................. 14,500   1,147,095
           CIGNA Corp..............................  8,800     799,040
           Humana, Inc.+........................... 29,100     968,157
           MetLife, Inc............................ 26,600   1,091,664
           PMI Group, Inc.......................... 23,600     949,900
           Prudential Financial, Inc...............  6,900     393,300
           Safeco Corp.............................  6,000     286,140
           StanCorp Financial Group, Inc...........  2,100     182,889
           W.R. Berkley Corp....................... 12,240     628,646
                                                           -----------
                                                             6,790,383
                                                           -----------
         Leisure & Tourism -- 2.69%
           Darden Restaurants, Inc................. 21,400     573,520
           Mattel, Inc............................. 20,900     437,228
           McDonald's Corp......................... 35,700   1,180,956
                                                           -----------
                                                             2,191,704
                                                           -----------
         Metals -- 1.53%
           Phelps Dodge Corp.......................  6,200     659,990
           United States Steel Corp................  9,400     586,184
                                                           -----------
                                                             1,246,174
                                                           -----------
         Multimedia -- 3.39%
           Time Warner, Inc.+...................... 71,200   1,226,776
           Viacom, Inc., Class B...................  7,900     275,710
           Walt Disney Co.......................... 45,000   1,257,300
                                                           -----------
                                                             2,759,786
                                                           -----------
         Oil & Gas -- 15.49%
           ChevronTexaco Corp...................... 36,900   2,290,752
           ConocoPhillips..........................  6,800     754,052
           Exxon Mobil Corp........................ 77,240   4,890,065
           Kerr-McGee Corp.........................  8,400     652,344
           Marathon Oil Corp....................... 19,400     918,396
           Occidental Petroleum Corp............... 15,800   1,110,266
           ONEOK, Inc.............................. 34,500   1,010,850
           Sunoco, Inc............................. 10,100   1,000,910
                                                           -----------
                                                            12,627,635
                                                           -----------
         Paper/Forest Products -- 1.51%
           Georgia-Pacific Corp.................... 18,000     644,580
           Louisiana-Pacific Corp.................. 22,300     585,821
                                                           -----------
                                                             1,230,401
                                                           -----------
         Pollution Control -- 0.62%
           Republic Services, Inc., Class A........ 16,000     507,360
                                                           -----------
         Railroads & Equipment -- 1.20%
           Burlington Northern Santa Fe Corp....... 19,400     975,238
                                                           -----------

 30      LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Real Estate Investment Trusts -- 0.70%
           Health Care REIT, Inc....................  9,000 $   308,700
           Heritage Property Investment Trust, Inc..  8,600     263,590
                                                            -----------
                                                                572,290
                                                            -----------
         Retail -- 1.30%
           Circuit City Stores, Inc................. 21,800     340,734
           SUPERVALU, Inc........................... 22,600     718,002
                                                            -----------
                                                              1,058,736
                                                            -----------
         Savings & Loan -- 2.19%
           Astoria Financial Corp...................  5,200     195,416
           Golden West Financial Corp............... 14,400     891,216
           Sovereign Bancorp, Inc................... 30,600     701,964
                                                            -----------
                                                              1,788,596
                                                            -----------
         Semiconductors -- 0.35%
           QLogic Corp.+............................  7,000     282,030
                                                            -----------
         Telecommunications -- 4.53%
           BellSouth Corp...........................  5,800     149,640
           CenturyTel, Inc.......................... 20,800     699,712
           SBC Communications, Inc.................. 25,363     609,980
           Scientific-Atlanta, Inc.................. 14,400     444,960
           Verizon Communications, Inc.............. 49,800   1,791,306
                                                            -----------
                                                              3,695,598
                                                            -----------
         Tobacco -- 1.70%
           Altria Group, Inc........................ 21,100   1,385,215
                                                            -----------
         Utilities - Communication -- 1.01%
           AT&T Corp................................ 42,200     819,946
                                                            -----------
         Utilities - Electric -- 5.74%
           Constellation Energy Group, Inc.......... 14,700     756,609
           DTE Energy Co............................  6,900     305,118
           Exelon Corp.............................. 26,200   1,188,432
           NiSource, Inc............................ 16,300     369,032
           PPL Corp................................. 13,600     741,744
           TXU Corp................................. 17,300   1,319,125
                                                            -----------
                                                              4,680,060
                                                            -----------
         Utilities - Gas, Distribution -- 1.05%
           Sempra Energy............................ 21,300     852,000
                                                            -----------
         Total Long-Term Investment Securities
           (Cost $67,896,223).......................         79,615,621
                                                            -----------

                                                  Principal    Value
                                                   Amount     (Note 2)

       -----------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 2.20%
       Registered Investment Companies -- 2.20%
         American AAdvantage Money Market Fund:
         (Cost $1,795,933)...................... $1,795,933  $ 1,795,933
                                                             -----------
       TOTAL INVESTMENTS
         (Cost $69,692,156)(1)..................      99.87%  81,411,554
       Other assets less liabilities............       0.13%     106,322
                                                 ----------  -----------
       NET ASSETS --                                 100.00% $81,517,876
                                                 ==========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 February 28, 2005   MID CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)    31

Industry Allocation*

                   Telecommunications................   7.91%
                   Semiconductors....................   7.22%
                   Retail............................   7.02%
                   Oil & Gas.........................   6.36%
                   Financial Services................   5.65%
                   Repurchase Agreement..............   5.55%
                   Electronics/Electrical Equipment..   5.39%
                   Leisure & Tourism.................   5.33%
                   Commercial Services...............   4.99%
                   Chemical..........................   4.71%
                   Apparel & Products................   4.25%
                   Healthcare........................   3.12%
                   Drugs.............................   2.94%
                   Machinery.........................   2.77%
                   Information Processing -- Services   2.69%
                   Information Processing -- Software   2.63%
                   Medical Technology................   2.38%
                   Therapeutics......................   1.83%
                   Home Builders.....................   1.57%
                   Medical -- Biomedical/Gene........   1.55%
                   Information Processing -- Hardware   1.50%
                   Schools...........................   1.49%
                   Freight...........................   1.48%
                   Real Estate.......................   1.31%
                   Human Resources...................   1.28%
                   Hospital Supplies.................   1.21%
                   Utilities -- Gas, Pipeline........   1.20%
                   Auto -- Replacement Parts.........   1.16%
                   Advertising.......................   1.13%
                   Conglomerates.....................   1.13%
                   Real Estate Investment Trusts.....   0.97%
                   Insurance.........................   0.93%
                   Building Materials................   0.82%
                   Beverages.........................   0.77%
                                                      ------
                                                      102.24%
                                                      ======

*  Calculated as a percentage of Net Assets.

 32       MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                           (Unaudited)


                                                                Value
                                                       Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 96.69%
        Advertising -- 1.13%
          Omnicom Group, Inc..........................  6,260 $  570,098
                                                              ----------
        Apparel & Products -- 4.25%
          Abercrombie and Fitch Co., Class A.......... 14,000    751,800
          Coach, Inc.+................................ 13,400    744,102
          Polo Ralph Lauren Corp., Class A............ 16,300    642,220
                                                              ----------
                                                               2,138,122
                                                              ----------
        Auto - Replacement Parts -- 1.16%
          Advance Auto Parts, Inc.+................... 11,600    584,408
                                                              ----------
        Beverages -- 0.77%
          Constellation Brands, Inc., Class A+........  7,200    385,416
                                                              ----------
        Building Materials -- 0.82%
          Chicago Bridge & Iron Co. NV................  9,500    412,395
                                                              ----------
        Chemical -- 4.71%
          Celanese Corp.+............................. 31,100    519,370
          Eastman Chemical Co......................... 11,000    635,140
          Invitrogen Corp.+...........................  3,800    265,848
          Praxair, Inc................................  6,300    282,429
          Rohm & Haas Co.............................. 13,900    669,563
                                                              ----------
                                                               2,372,350
                                                              ----------
        Commercial Services -- 4.99%
          Alliance Data Systems Corp.+................ 14,400    568,080
          CDW Corp....................................  4,700    270,109
          Cintas Corp................................. 13,200    577,896
          Corrections Corp. of America+............... 16,400    617,296
          Iron Mountain, Inc.+........................ 17,700    478,785
                                                              ----------
                                                               2,512,166
                                                              ----------
        Conglomerates -- 1.13%
          Eaton Corp..................................  8,160    569,160
                                                              ----------
        Drugs -- 2.94%
          Caremark Rx, Inc.+.......................... 14,400    551,232
          Shire Pharmaceuticals Group, PLC ADR........ 13,500    454,275
          Valeant Pharmaceuticals International....... 19,600    475,300
                                                              ----------
                                                               1,480,807
                                                              ----------
        Electronics/Electrical Equipment -- 5.39%
          Amphenol Corp., Class A+.................... 18,900    754,110
          Comverse Technology, Inc.+.................. 25,300    587,213
          Dolby Laboratories, Inc., Class A+..........  2,500     57,700
          Harman International Industries, Inc........  2,400    269,208
          PerkinElmer, Inc............................ 22,500    499,050
          Waters Corp.+............................... 11,200    547,120
                                                              ----------
                                                               2,714,401
                                                              ----------
        Financial Services -- 5.65%
          CapitalSource, Inc.+........................ 23,500    540,500
          Chicago Merchantile Exchange Holdings, Inc..  1,500    309,930
          First Marblehead Corp.+.....................  3,800    264,290
          Investors Financial Services Corp........... 10,900    546,308
          Legg Mason, Inc.............................  7,185    579,398
          T. Rowe Price Group, Inc....................  9,800    601,622
                                                              ----------
                                                               2,842,048
                                                              ----------
        Freight -- 1.48%
          CH Robinson Worldwide, Inc..................  9,000    493,200
          Swift Transportation Co., Inc.+............. 10,600    251,432
                                                              ----------
                                                                 744,632
                                                              ----------
        Healthcare -- 3.12%
          Cooper Cos., Inc............................  6,800    559,980
          Kinetic Concepts, Inc.+.....................  9,900    645,777
          Renal Care Group, Inc.+.....................  9,300    366,420
                                                              ----------
                                                               1,572,177
                                                              ----------

                                                                   Value
                                                          Shares  (Note 2)

    -----------------------------------------------------------------------
    Home Builders -- 1.57%
      Pulte Homes, Inc................................... 10,100 $  788,002
                                                                 ----------
    Hospital Supplies -- 1.21%
      Henry Schein, Inc.+................................  8,400    607,656
                                                                 ----------
    Human Resources -- 1.28%
      Manpower, Inc...................................... 14,730    643,701
                                                                 ----------
    Information Processing - Hardware -- 1.50%
      Juniper Networks, Inc.+............................ 12,100    260,634
      Storage Technology Corp.+.......................... 15,600    496,080
                                                                 ----------
                                                                    756,714
                                                                 ----------
    Information Processing - Services -- 2.69%
      Ask Jeeves, Inc.+..................................  9,100    208,026
      Cognizant Technology Solutions Corp., Class A+.....  6,600    311,718
      Macromedia, Inc.+..................................  3,900    132,171
      VeriSign, Inc.+.................................... 25,700    704,694
                                                                 ----------
                                                                  1,356,609
                                                                 ----------
    Information Processing - Software -- 2.63%
      Autodesk, Inc......................................  8,400    249,648
      Cerner Corp.+......................................  1,500     78,150
      Mercury Interactive Corp.+.........................  9,000    412,920
      Microstrategy, Inc., Class A+......................  4,300    304,096
      NAVTEQ Corp.+......................................  6,400    279,680
                                                                 ----------
                                                                  1,324,494
                                                                 ----------
    Insurance -- 0.93%
      Quanta Capital Holdings, Ltd.+.....................  5,700     52,725
      Willis Group Holdings, Ltd......................... 10,500    415,275
                                                                 ----------
                                                                    468,000
                                                                 ----------
    Leisure & Tourism -- 5.33%
      Hilton Hotels Corp................................. 41,800    880,308
      Royal Caribbean Cruises, Ltd.......................  5,400    255,150
      Starwood Hotels & Resorts Worldwide, Inc., Class B. 14,700    841,428
      Station Casinos, Inc............................... 11,600    706,904
                                                                 ----------
                                                                  2,683,790
                                                                 ----------
    Machinery -- 2.77%
      Cooper Industries, Ltd., Class A...................  5,100    353,787
      Ingersoll-Rand Co., Class A........................  8,000    674,000
      Zebra Technologies Corp., Class A+.................  7,350    366,545
                                                                 ----------
                                                                  1,394,332
                                                                 ----------
    Medical - Biomedical/Gene -- 1.55%
      Affymetrix, Inc.+..................................  7,100    303,383
      Genzyme Corp.+.....................................  8,500    476,765
                                                                 ----------
                                                                    780,148
                                                                 ----------
    Medical Technology -- 2.38%
      Biomet, Inc........................................  8,300    350,426
      Inamed Corp.+......................................  4,200    286,356
      Martek Biosciences Corp.+..........................  8,400    562,800
                                                                 ----------
                                                                  1,199,582
                                                                 ----------
    Oil & Gas -- 6.36%
      Halliburton Co..................................... 12,500    549,625
      Murphy Oil Corp....................................  6,800    680,272
      Nabors Industries, Ltd.+...........................  6,700    384,580
      Noble Corp.+.......................................  8,000    456,560
      Smith International, Inc.+.........................  7,500    481,950
      Talisman Energy, Inc............................... 18,800    647,472
                                                                 ----------
                                                                  3,200,459
                                                                 ----------
    Real Estate -- 1.31%
      CB Richard Ellis Group, Inc.+...................... 18,300    660,264
                                                                 ----------

 February 28, 2005      MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS       33
                                   (Unaudited) - CONTINUED


                                                           Value
                                                  Shares  (Note 2)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Real Estate Investment Trusts -- 0.97%
             AAMES Investment Corp............... 53,800 $   486,352
                                                         -----------
           Retail -- 7.02%
             BJ's Wholesale Club, Inc.+..........  8,900     272,073
             Dollar General Corp................. 25,100     532,873
             Dollar Tree Stores, Inc.+........... 10,400     280,280
             Express Scripts, Inc., Class A+.....  8,500     639,965
             Kohl's Corp.+....................... 11,600     555,292
             Ross Stores, Inc.................... 20,500     574,000
             Staples, Inc........................ 21,600     680,832
                                                         -----------
                                                           3,535,315
                                                         -----------
           Schools -- 1.49%
             Apollo Group, Inc., Class A+........  3,060     225,338
             Career Education Corp.+............. 15,300     522,495
                                                         -----------
                                                             747,833
                                                         -----------
           Semiconductors -- 7.22%
             Altera Corp.+....................... 20,890     433,259
             ATI Technologies, Inc.+............. 17,700     310,458
             KLA-Tencor Corp.+................... 10,100     499,041
             Marvell Technology Group, Ltd.+.....  7,400     270,766
             Microchip Technology, Inc........... 23,805     653,685
             National Semiconductor Corp......... 38,700     772,065
             Novellus Systems, Inc.+............. 23,500     694,073
                                                         -----------
                                                           3,633,347
                                                         -----------
           Telecommunications -- 7.91%
             Amdocs, Ltd.+....................... 25,750     755,762
             American Tower Corp., Class A+...... 41,000     751,530
             Avaya, Inc.+........................ 46,300     648,200
             Corning, Inc.+...................... 42,400     486,328
             Nextel Partners, Inc., Class A+..... 28,405     565,544
             Scientific-Atlanta, Inc............. 12,000     370,800
             Spectrasite, Inc.+..................  6,500     401,700
                                                         -----------
                                                           3,979,864
                                                         -----------
           Therapeutics -- 1.83%
             Eyetech Pharmaceuticals, Inc.+......  6,700     222,038
             Gilead Sciences, Inc.+.............. 10,800     373,140
             MGI Pharma, Inc.+................... 14,300     327,470
                                                         -----------
                                                             922,648
                                                         -----------
           Utilities - Gas, Pipeline -- 1.20%
             Williams Cos., Inc.................. 32,000     602,560
                                                         -----------
           Total Long-Term Investment Securities
              (Cost $42,104,124).................         48,669,850
                                                         -----------

                                                              Principal     Value
                                                               Amount      (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--5.55%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $2,795,190 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   3.00%, due 8/15/07 and having an approximate value of
   $2,881,774 (Cost $2,795,000)............................. $2,795,000    2,795,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $44,899,124)(1)....................................     102.24%  51,464,850
Liabilities in excess of other assets.......................       2.24%  (1,127,752)
                                                             ----------  -----------
NET ASSETS --                                                    100.00% $50,337,098
                                                             ==========  ===========

--------
ADRAmerican Depository Receipt
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 34    MID CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)     February 28, 2005

Industry Allocation*

                    Insurance....................... 11.82%
                    Semiconductors..................  8.05%
                    Electronics/Electrical Equipment  6.58%
                    Retail..........................  5.99%
                    Oil & Gas.......................  5.75%
                    Financial Services..............  5.35%
                    Drugs...........................  5.28%
                    Automotive......................  4.74%
                    Paper/Forest Products...........  4.17%
                    Utilities -- Electric...........  3.89%
                    Banks...........................  3.38%
                    Apparel & Products..............  3.27%
                    Leisure & Tourism...............  3.19%
                    Aerospace/Defense...............  2.56%
                    Publishing......................  2.52%
                    Repurchase Agreement............  2.47%
                    Broadcasting....................  2.44%
                    Chemical........................  2.41%
                    Foods...........................  2.40%
                    Multimedia......................  1.62%
                    Telecommunications..............  1.54%
                    Metals..........................  1.52%
                    Commercial Services.............  1.36%
                    Machinery.......................  1.26%
                    Real Estate.....................  1.05%
                    Coal............................  0.98%
                    Appliances/Furnishings..........  0.95%
                    Freight.........................  0.76%
                    Heavy Duty Trucks/Parts.........  0.50%
                    Building Materials..............  0.43%
                    Airlines........................  0.31%
                    Hospital Supplies...............  0.25%
                    Therapeutics....................  0.18%
                    Healthcare......................  0.12%
                    Conglomerates...................  0.07%
                                                     -----
                                                     99.16%
                                                     =====

*  Calculated as a percentage of Net Assets.

 February 28, 2005 MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) 35


                                                                  Value
                                                        Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 96.69%
     Aerospace/Defense -- 2.56%
       Goodrich Corp................................... 109,600 $ 4,058,488
       United Defense Industries, Inc..................  47,100   2,577,312
                                                                -----------
                                                                  6,635,800
                                                                -----------
     Airlines -- 0.31%
       Continental Airlines, Inc., Class B+............  37,900     405,909
       ExpressJet Holdings, Inc.+......................  36,500     408,800
                                                                -----------
                                                                    814,709
                                                                -----------
     Apparel & Products -- 3.27%
       Foot Locker, Inc................................ 229,800   6,273,540
       VF Corp.........................................  36,600   2,187,216
                                                                -----------
                                                                  8,460,756
                                                                -----------
     Appliances/Furnishings -- 0.95%
       Whirlpool Corp..................................  38,700   2,467,125
                                                                -----------
     Automotive -- 4.74%
       American Axle & Manufacturing Holdings, Inc.....  86,600   2,287,972
       Borg-Warner, Inc................................  44,000   2,321,000
       Compagnie Generale des Etablissements Michelin,
        Class B(1).....................................  73,800   5,260,839
       Cooper Tire & Rubber Co......................... 124,400   2,407,140
                                                                -----------
                                                                 12,276,951
                                                                -----------
     Banks -- 3.38%
       City National Corp..............................  17,500   1,197,875
       Hibernia Corp., Class A......................... 128,900   3,308,863
       UnionBanCal Corp................................  68,500   4,240,150
                                                                -----------
                                                                  8,746,888
                                                                -----------
     Broadcasting -- 2.44%
       UnitedGlobalCom, Inc., Class A+................. 680,540   6,329,022
                                                                -----------
     Building Materials -- 0.43%
       Rinker Group, Ltd.(1)........................... 123,191   1,109,408
                                                                -----------
     Chemical -- 2.41%
       Engelhard Corp.................................. 124,000   3,751,000
       Huntsman Corp.+.................................  61,300   1,750,728
       Mosaic Co.+.....................................  45,300     745,638
                                                                -----------
                                                                  6,247,366
                                                                -----------
     Coal -- 0.98%
       Arch Coal, Inc..................................  57,100   2,546,089
                                                                -----------
     Commercial Services -- 1.36%
       BearingPoint, Inc.+............................. 250,000   1,965,000
       United Rentals, Inc.+...........................  82,000   1,551,440
                                                                -----------
                                                                  3,516,440
                                                                -----------
     Conglomerates -- 0.07%
       Trinity Industries, Inc.........................   6,300     181,440
                                                                -----------
     Drugs -- 5.28%
       Barr Pharmaceuticals, Inc.+.....................  94,100   4,492,334
       Biovail Corp.+.................................. 223,400   3,583,336
       Endo Pharmaceuticals Holdings, Inc.+............ 203,200   4,578,096
       Impax Laboratories, Inc.+.......................  60,100   1,025,306
                                                                -----------
                                                                 13,679,072
                                                                -----------
     Electronics/Electrical Equipment -- 6.58%
       Arrow Electronics, Inc.+........................ 183,700   4,941,530
       Graftech International, Ltd.+................... 395,400   3,653,496
       Parker Hannifin Corp............................  36,900   2,428,020
       Tektronix, Inc..................................  81,000   2,342,520
       Vishay Intertechnology, Inc.+................... 281,500   3,673,575
                                                                -----------
                                                                 17,039,141
                                                                -----------

                                                            Value
                                                  Shares   (Note 2)

          -----------------------------------------------------------
          Financial Services -- 5.35%
            Affiliated Managers Group, Inc.+.....  45,800 $ 2,966,008
            Apollo Investment Corp.+............. 187,300   3,081,085
            CIT Group, Inc....................... 114,500   4,620,075
            IndyMac Bancorp, Inc.................  61,300   2,206,187
            Webster Financial Corp...............  22,100     967,980
                                                          -----------
                                                           13,841,335
                                                          -----------
          Foods -- 2.40%
            Bunge, Ltd...........................  70,900   3,878,939
            Smithfield Foods, Inc.+..............  68,500   2,332,425
                                                          -----------
                                                            6,211,364
                                                          -----------
          Freight -- 0.76%
            USF Corp.............................  41,000   1,959,800
                                                          -----------
          Healthcare -- 0.12%
            Dentsply International, Inc..........   5,750     316,078
                                                          -----------
          Heavy Duty Trucks/Parts -- 0.50%
            TRW Automotive Holdings Corp.+.......  63,600   1,285,356
                                                          -----------
          Hospital Supplies -- 0.25%
            Henry Schein, Inc.+..................   9,000     651,060
                                                          -----------
          Insurance -- 11.82%
            AMBAC Financial Group, Inc...........  82,600   6,424,628
            Coventry Health Care, Inc.+..........  56,700   3,577,770
            Everest Reinsurance Group, Ltd.......  25,800   2,241,246
            Health Net, Inc.+....................  24,500     732,550
            Platinum Underwriters Holdings, Ltd..  62,000   1,922,000
            Radian Group, Inc....................  68,300   3,300,939
            Reinsurance Group of America, Inc.... 143,200   6,537,080
            RenaissanceRe Holdings, Ltd..........  78,300   3,728,646
            UnumProvident Corp................... 125,900   2,130,228
                                                          -----------
                                                           30,595,087
                                                          -----------
          Leisure & Tourism -- 3.19%
            Bally Total Fitness Holding Corp.+... 208,000     678,080
            CBRL Group, Inc...................... 107,800   4,614,918
            Ruby Tuesday, Inc.................... 122,700   2,966,886
                                                          -----------
                                                            8,259,884
                                                          -----------
          Machinery -- 1.26%
            Pall Corp............................ 120,600   3,264,642
                                                          -----------
          Metals -- 1.52%
            Grupo Imsa SA de CV ADR..............  38,500     989,450
            Inco, Ltd.+..........................  70,900   2,942,350
                                                          -----------
                                                            3,931,800
                                                          -----------
          Multimedia -- 1.62%
            Cinram International, Inc............ 247,200   4,186,807
                                                          -----------
          Oil & Gas -- 5.75%
            EOG Resources, Inc...................  22,000   2,004,640
            IHC Caland NV(1).....................  66,138   4,386,916
            Newfield Exploration Co.+............   7,100     527,175
            Noble Energy, Inc....................  18,000   1,217,520
            Talisman Energy, Inc.................  88,300   3,041,052
            UGI Corp.............................  38,200   1,709,450
            XTO Energy, Inc......................  43,850   1,996,052
                                                          -----------
                                                           14,882,805
                                                          -----------
          Paper/Forest Products -- 4.17%
            Pactiv Corp.+........................ 230,700   5,216,127
            Sappi, Ltd. Sponsored ADR............ 192,900   2,588,718
            Smurfit-Stone Container Corp.+....... 180,300   2,998,389
                                                          -----------
                                                           10,803,234
                                                          -----------

 36       MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS        February 28, 2005
                     (Unaudited) - CONTINUED


                                                               Shares/
                                                              Principal     Value
                                                               Amount      (Note 2)
-------------------------------------------------------------------------------------
COMMON STOCK (continued)
Publishing -- 2.52%
  Dex Media, Inc............................................    126,400  $  2,874,336
  R. R. Donnelley & Sons Co.................................    109,600     3,639,816
                                                                         ------------
                                                                            6,514,152
                                                                         ------------
Real Estate -- 1.05%
  CB Richard Ellis Group, Inc.+.............................     75,300     2,716,824
                                                                         ------------
Retail -- 5.99%
  Office Depot, Inc.+.......................................    169,600     3,264,800
  Rent-A-Center, Inc.+......................................     88,000     2,283,600
  Ross Stores, Inc..........................................    109,600     3,068,800
  United Stationers, Inc.+..................................     72,300     3,179,754
  Yankee Candle Co., Inc.+..................................    120,000     3,715,200
                                                                         ------------
                                                                           15,512,154
                                                                         ------------
Semiconductors -- 8.05%
  Fairchild Semiconductor International, Inc., Class A+.....    331,200     5,471,424
  Freescale Semiconductor, Inc., Class A+...................     66,000     1,247,400
  Lam Research Corp.+.......................................    179,800     5,652,912
  QLogic Corp.+.............................................     43,300     1,744,557
  Teradyne, Inc.+...........................................    144,500     2,228,190
  Varian Semiconductor Equipment Associates, Inc.+..........    112,700     4,489,968
                                                                         ------------
                                                                           20,834,451
                                                                         ------------
Telecommunications -- 1.54%
  Citizens Communications Co................................     81,000     1,080,540
  Mcleod USA, Inc.+(2)(4)...................................    411,700             0
  Scientific-Atlanta, Inc...................................     94,500     2,920,050
                                                                         ------------
                                                                            4,000,590
                                                                         ------------
Therapeutics -- 0.18%
  Theravance, Inc.+.........................................     26,000       468,260
                                                                         ------------
Utilities - Electric -- 3.89%
  Edison International, Inc.................................     66,900     2,172,912
  PPL Corp..................................................     95,600     5,214,024
  Wisconsin Energy Corp.....................................     77,700     2,697,744
                                                                         ------------
                                                                           10,084,680
                                                                         ------------
Total Long-Term Investment Securities -- 96.69%
   (Cost $215,139,035)......................................              250,370,570
                                                                         ------------
REPURCHASE AGREEMENT -- 2.47%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $6,392,435 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   6.00%, due 5/15/08 and having an approximate value of
   $6,584,350 (Cost $6,392,000)............................. $6,392,000     6,392,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $221,531,035)(3)...................................      99.16%  256,762,570
Other assets less liabilities...............................       0.84%    2,186,459
                                                             ----------  ------------
NET ASSETS --                                                    100.00% $258,949,029
                                                             ==========  ============

--------
ADRAmerican Depository Receipt
+  Non-income producing security
(1)Security was valued using fair value procedures at February 28, 2005. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.
(4)Fair valued security (see Note 2)

See Notes to Financial Statements

 February 28, 2005   MODERATE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE     37
                                         (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds...  51.25%
                       Bond Fund................  26.03%
                       International Equity Fund  15.51%
                       Mid Cap Equity Funds.....   5.00%
                       Small Cap Equity Funds...   2.30%
                                                 ------
                                                 100.09%
                                                 ======

*  Calculated as a percentage of Net Assets.

 38       MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF        February 28, 2005
                     INVESTMENTS (Unaudited)


                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES(1) -- 100.09%
  Bond Fund -- 26.03%
    VALIC Co. II Core Bond Fund...................... 1,736,826   $17,368,255
                                                                  -----------
  International Equity Fund -- 15.51%
    VALIC Co. II International Small Cap Equity Fund.   787,963    10,353,847
                                                                  -----------
  Large Cap Equity Funds -- 51.25%
    VALIC Co. II Capital Appreciation Fund........... 1,988,362    16,901,075
    VALIC Co. II Large Cap Value Fund................ 1,295,997    17,301,554
                                                                  -----------
                                                                   34,202,629
                                                                  -----------
  Mid Cap Equity Funds -- 5.00%
    VALIC Co. II MidCap Value Fund...................    96,310     1,670,024
    VALIC Co. II MidCap Growth Fund..................   238,239     1,670,054
                                                                  -----------
                                                                    3,340,078
                                                                  -----------
  Small Cap Equity Funds -- 2.30%
    VALIC Co. II Small Cap Growth Fund...............    62,537       734,813
    VALIC Co. II Small Cap Value Fund................    53,908       801,608
                                                                  -----------
                                                                    1,536,421
                                                                  -----------
  TOTAL INVESTMENTS
     (Cost $62,182,836)(2)...........................    100.09%   66,801,230
  Liabilities in excess of other assets..............     (0.09)%     (63,219)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $66,738,011
                                                      =========   ===========

--------
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 February 28, 2005  MONEY MARKET II FUND - PORTFOLIO PROFILE (Unaudited)    39

Industry Allocation*

                  Asset Backed/Receivables ..........  18.56%
                  Asset Backed/Multi-Asset...........  18.56%
                  Asset Backed/Securities............  18.54%
                  Government Agencies................  12.15%
                  Finance............................  11.42%
                  Commercial Bank ...................   7.05%
                  Foreign Bank.......................   4.29%
                  Domestic Bank .....................   2.86%
                  Regional Bank......................   2.86%
                  Diversified Financial Services.....   2.86%
                  Investment Bank/Brokerage .........   1.43%
                                                      ------
                                                      100.58%
                                                      ======

                  Weighted Average Days to Maturity .     22

Credit Quality+#

                          Government -- Agency  12.15%
                          A-1.................  87.85%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

 40      MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                           (Unaudited)


                                                               Principal    Value
                                                                Amount     (Note 2)
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 81.38%
  Amstel Funding Corp.:
   2.55% due 03/24/05......................................... $2,000,000 $1,996,742
  Amsterdam Funding Corp.:
   2.53% due 03/08/05.........................................  1,000,000    999,508
   2.53% due 03/17/05.........................................  1,000,000    998,878
  Apreco, Inc.(LOC -- Citibank):
   2.53% due 03/16/05.........................................  1,000,000    998,946
   2.69% due 04/26/05.........................................  1,000,000    995,816
  Barton Capital Corp.(LOC -- Soceite Generale):
   2.52% due 03/03/05.........................................  1,000,000    999,860
   2.52% due 03/04/05.........................................  1,000,000    999,790
  Bear Stearns Co.:
   2.53% due 03/18/05.........................................  1,000,000    998,805
  Beta Finance, Inc.:
   2.54% due 01/04/06.........................................  1,000,000  1,000,000
  BNP Paribas SA:
   2.73% due 05/16/05.........................................  1,000,000  1,000,021
  Cafco, LLC:
   2.59% due 04/05/05.........................................  1,000,000    997,482
  Chariot Funding, LLC:
   2.53% due 03/10/05.........................................  1,000,000    999,367
   2.59% due 03/28/05.........................................  1,000,000    998,058
  Charta Corp.:
   2.41% due 03/01/05.........................................  1,000,000  1,000,000
   2.50% due 03/08/05.........................................  1,000,000    999,514
  Citigroup Global Markets Holdings, Inc.:
   2.50% due 03/07/05.........................................  1,000,000    999,583
   2.53% due 03/23/05.........................................  1,000,000    998,454
  CRC Funding, LLC:
   2.69% due 05/12/05.........................................  1,000,000    994,620
  CXC, Inc.:
   2.52% due 03/09/05.........................................  1,000,000    999,440
  Delaware Funding Corp.(LOC -- JPMorgan):
   2.53% due 03/14/05.........................................  1,000,000    999,086
   2.53% due 03/18/05.........................................  1,000,000    998,805
  Dexia Credit Local SA:
   2.52% due 03/08/05.........................................  1,000,000  1,000,000
  Edison Asset Securitization, LLC (LOC -- GE Capital Corp.):
   2.52% due 03/10/05.........................................  1,000,000    999,370
   2.53% due 03/18/05.........................................  1,000,000    998,805
  Falcon Asset Securitization:
   2.52% due 03/09/05.........................................  1,000,000    999,440
  First Tennessee Bank NA:
   2.52% due 03/07/05.........................................  1,000,000  1,000,000
   2.53% due 03/21/05.........................................  1,000,000  1,000,000
  Fortis Bank:
   2.52% due 03/04/05.........................................  1,000,000  1,000,000
  Galaxy Funding, Inc.:
   2.69% due 04/19/05.........................................  1,000,000    996,339
   2.76% due 05/18/05.........................................  1,000,000    994,020
  General Electric Capital Corp.:
   2.59% due 04/05/05.........................................  1,000,000    997,482
   2.75% due 05/18/05.........................................  1,000,000    994,042
  Giro Funding United States Corp.:
   2.53% due 03/21/05.........................................  1,000,000    998,594
   2.60% due 04/15/05.........................................  1,000,000    996,750
  Goldman Sachs Group, Inc.:
   2.62% due 07/29/05.........................................  1,500,000  1,500,000
  Govco, Inc.:
   2.40% due 03/01/05.........................................  1,000,000  1,000,000
   2.52% due 03/22/05.........................................  1,000,000    998,530
  Greyhawk Fund, Corp.:
   2.53% due 03/14/05.........................................  1,000,000    999,086
  Preferred Receivables Funding Co.:
   2.53% due 03/18/05.........................................  1,000,000    998,805
  Sedna Finance, Inc.:
   2.56% due 01/17/06.........................................  1,500,000  1,500,000
  Sheffield Receivables Corp.(LOC -- Barclays):
   2.53% due 03/11/05.........................................  1,000,000    999,297
   2.55% due 03/24/05.........................................  1,000,000    998,371
  Sigma Finance, Inc.:
   2.55% due 04/21/05.........................................  1,000,000    999,988
   2.57% due 02/24/06.........................................  1,000,000    999,877
  Surrey Funding Corp.(LOC -- Barclays):
   2.60% due 04/04/05.........................................  1,000,000    997,544
   2.75% due 05/17/05.........................................  1,000,000    994,118

                                                       Principal      Value
                                                        Amount       (Note 2)

 ------------------------------------------------------------------------------
   Sydney Capital, Inc.:
    2.54% due 03/21/05............................... $1,000,000   $   998,589
    2.60% due 04/01/05...............................  1,000,000       997,761
   Tulip Funding Corp.:
    2.53% due 03/14/05...............................  1,000,000       999,086
   Wells Fargo & Co.:
    2.50% due 03/04/05...............................  1,000,000     1,000,000
    2.51% due 03/07/05...............................  1,000,000     1,000,000
   White Pine Finance, LLC:
    2.55% due 03/15/06...............................  1,000,000       999,919
    2.56% due 11/18/05...............................  1,000,000     1,000,000
   Windmill Funding Corp.(LOC -- ABN AMRO):
    2.52% due 03/10/05...............................  1,000,000       999,370
    2.53% due 03/18/05...............................  1,000,000       998,805
                                                                   -----------
 Total Commercial Paper
    (Cost $ 56,926,763 ).............................               56,926,763
                                                                   -----------
 GOVERNMENT AGENCIES -- 12.15%
   Federal Home Loan Bank:
    1.30% due 04/11/05...............................  1,000,000     1,000,000
    1.40% due 04/01/05...............................  1,000,000     1,000,000
    1.46% due 03/01/05...............................  1,000,000     1,000,000
    2.57% due 04/25/05...............................  2,000,000     1,999,989
   Federal National Mtg. Assoc.:
    1.50% due 05/09/05...............................  1,000,000     1,000,000
    2.53% due 04/13/05...............................  1,000,000       996,984
    2.55% due 07/26/05...............................  1,500,000     1,499,940
                                                                   -----------
 Total Government Agencies
    (Cost $8,496,913 )...............................                8,496,913
                                                                   -----------
 Total Short-Term Investment Securities -- 93.53%
    (Cost $65,423,676)...............................               65,423,676
                                                                   -----------
 REPURCHASE AGREEMENTS -- 7.05%
    State Street Bank & Trust Co., Joint Repurchase
     Agreement(2)....................................    933,000       933,000
    UBS Warburg, LLC, Joint Repurchase Agreement(2)..  4,000,000     4,000,000
                                                                   -----------
 Total Repurchase Agreements
    (Cost $4,933,000)................................                4,933,000
                                                                   -----------
 TOTAL INVESTMENTS
    (Cost $70,356,676 )(1)...........................     100.58%   70,356,676
 Liabilities in excess of other assets...............      (0.58)%    (404,536)
                                                      ----------   -----------
 NET ASSETS --                                            100.00%  $69,952,140
                                                      ==========   ===========

--------
LOCLetter of Credit.
(1)See Note 5 for cost of investments on a tax basis.
(2)See Note 2 for detail of Joint Repurchase Agreements.

See Notes to Financial Statements

 February 28, 2005  SMALL CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)   41

Industry Allocation*

                   Electronics/Electrical Equipment..  9.89%
                   Information Processing -- Software  6.98%
                   Healthcare........................  6.67%
                   Information Processing -- Services  6.65%
                   Oil & Gas.........................  6.07%
                   Semiconductors....................  5.48%
                   Leisure & Tourism.................  5.33%
                   Chemical..........................  5.30%
                   Freight...........................  4.10%
                   Banks.............................  3.60%
                   Drugs.............................  3.57%
                   Retail............................  3.33%
                   Medical Technology................  2.85%
                   Commercial Services...............  2.79%
                   Machinery.........................  2.69%
                   Insurance.........................  2.68%
                   Telecommunications................  2.54%
                   Financial Services................  2.10%
                   Therapeutics......................  2.05%
                   Government Agencies...............  1.98%
                   Information Processing -- Hardware  1.22%
                   Apparel & Products................  1.19%
                   Finance Companies.................  1.09%
                   Real Estate.......................  1.04%
                   Hospital Management...............  0.88%
                   Utilities -- Electric.............  0.75%
                   Mobile Homes......................  0.67%
                   Metals............................  0.65%
                   Automotive........................  0.59%
                   Hospital Supplies.................  0.53%
                   Heavy Duty Trucks/Parts...........  0.53%
                   Human Resources...................  0.53%
                   Multimedia........................  0.50%
                   Advertising.......................  0.49%
                   Real Estate Investment Trusts.....  0.46%
                   Publishing........................  0.36%
                   Aerospace/Defense.................  0.35%
                   Coal..............................  0.34%
                   Pollution Control.................  0.31%
                   Savings & Loan....................  0.21%
                   Broadcasting......................  0.09%
                                                      -----
                                                      99.43%
                                                      =====

*  Calculated as a percentage of Net Assets.

 42      SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS      February 28, 2005
                           (Unaudited)


                                                                 Value
                                                       Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 97.45%
     Advertising -- 0.49%
       Marchex, Inc., Class B+........................ 10,500 $    217,875
                                                              ------------
     Aerospace/Defense -- 0.35%
       Orbital Sciences Corp., Class A+............... 14,800      154,956
                                                              ------------
     Apparel & Products -- 1.19%
       Finish Line, Inc., Class A.....................  7,600      155,496
       Hot Topic, Inc.+............................... 16,900      360,984
       J. Jill Group, Inc.+...........................  1,000       14,450
                                                              ------------
                                                                   530,930
                                                              ------------
     Automotive -- 0.59%
       Oshkosh Truck Corp., Class B...................  3,500      261,275
                                                              ------------
     Banks -- 3.60%
       East West Bancorp, Inc.........................  8,200      294,872
       First State Bancorp............................  7,111      252,014
       Greater Bay Bancorp............................ 13,600      344,488
       UCBH Holdings, Inc.............................  4,900      202,811
       Umpqua Holdings Corp........................... 13,700      327,567
       Westamerica Bancorp............................  3,500      182,315
                                                              ------------
                                                                 1,604,067
                                                              ------------
     Broadcasting -- 0.09%
       Radio One, Inc., Class D+......................  3,000       41,010
                                                              ------------
     Chemical -- 5.30%
       Cabot Corp..................................... 13,600      473,280
       Cabot Microelectronics Corp.+.................. 12,200      396,378
       FMC Corp.+..................................... 11,400      562,704
       Minerals Technologies, Inc.....................  8,500      532,525
       Westlake Chemical Corp......................... 11,400      395,352
                                                              ------------
                                                                 2,360,239
                                                              ------------
     Coal -- 0.34%
       Alpha Natural Resources, Inc.+.................  5,800      150,800
                                                              ------------
     Commercial Services -- 2.79%
       Advance America Cash Advance Centers, Inc......  6,700      136,211
       BearingPoint, Inc.+............................ 36,700      288,462
       LECG Corp.+....................................  6,500      117,325
       Maximus, Inc...................................  6,400      216,704
       Parexel International Corp.+................... 13,200      295,944
       PRG-Shultz International, Inc.+................ 40,700      188,441
                                                              ------------
                                                                 1,243,087
                                                              ------------
     Drugs -- 3.57%
       Angiotech Pharmaceuticals, Inc.+............... 12,800      214,912
       Impax Laboratories, Inc.+...................... 21,000      358,260
       Medicis Pharmaceutical Corp., Class A..........  5,100      176,154
       Pharmion Corp.+................................  4,600      155,480
       Prestige Brands Holdings, Inc.+................ 12,400      223,200
       Salix Pharmaceuticals, Ltd.+................... 13,900      225,597
       Taro Pharmaceutical Industries, Ltd., Class A+.  8,360      236,003
                                                              ------------
                                                                 1,589,606
                                                              ------------
     Electronics/Electrical Equipment -- 9.89%
       Ametek, Inc....................................  7,600      291,384
       C&D Technologies, Inc..........................  5,000       68,900
       Coherent, Inc.+................................ 10,400      315,640
       Electro Scientific Industries, Inc.+........... 21,400      483,640
       Flir Systems, Inc.+............................ 12,900      403,125
       Graftech International, Ltd.+.................. 27,200      251,328
       Mettler-Toledo International, Inc.+............  8,000      420,000
       Microtune, Inc.+............................... 37,500      183,750
       Molecular Devices Corp.+.......................  9,200      191,084
       Photon Dynamics, Inc.+.........................  4,300       99,975
       Silicon Laboratories, Inc.+....................  7,500      263,250
       Tektronix, Inc.................................  7,700      222,684
       Trimble Navigation, Ltd.+...................... 10,200      367,404
       Varian, Inc.+.................................. 13,700      584,305
       Wilson Greatbatch Technologies, Inc.+.......... 14,600      255,938
                                                              ------------
                                                                 4,402,407
                                                              ------------

                                                                 Value
                                                       Shares   (Note 2)

      --------------------------------------------------------------------
      Finance Companies -- 1.09%
        Ares Capital Corp.............................  8,600 $    146,200
        Financial Federal Corp........................  9,900      337,392
                                                              ------------
                                                                   483,592
                                                              ------------
      Financial Services -- 2.10%
        GFI Group, Inc.+..............................  4,900      125,097
        Jackson Hewitt Tax Service, Inc...............  8,100      168,237
        National Financial Partners Corp..............  7,200      284,400
        NCO Group, Inc.+.............................. 17,700      355,947
                                                              ------------
                                                                   933,681
                                                              ------------
      Freight -- 4.10%
        Forward Air Corp.+............................ 14,800      655,344
        Knight Transportation, Inc.................... 15,700      414,637
        Landstar System, Inc.+........................ 14,200      498,136
        Overnite Corp.................................  7,600      258,172
                                                              ------------
                                                                 1,826,289
                                                              ------------
      Healthcare -- 6.67%
        American Medical Systems Holdings, Inc.+...... 12,400      491,040
        LabOne, Inc.+.................................  9,000      324,000
        Molina Healthcare, Inc.+......................  5,800      260,304
        Pharmaceutical Product Development, Inc.+.....  7,500      319,875
        Psychiatric Solutions, Inc.+..................  7,200      286,704
        RehabCare Group, Inc.+........................ 10,800      309,960
        Steris Corp.+................................. 16,800      415,800
        Symbion, Inc.+................................  9,800      210,112
        United Surgical Partners International, Inc.+.  8,600      353,116
                                                              ------------
                                                                 2,970,911
                                                              ------------
      Heavy Duty Trucks/Parts -- 0.53%
        Wabash National Corp.+........................  8,800      237,336
                                                              ------------
      Hospital Management -- 0.88%
        VCA Antech, Inc.+............................. 19,600      393,568
                                                              ------------
      Hospital Supplies -- 0.53%
        Merit Medical Systems, Inc.+.................. 17,766      233,978
                                                              ------------
      Human Resources -- 0.53%
        CDI Corp...................................... 11,300      235,153
                                                              ------------
      Information Processing - Hardware -- 1.22%
        Avocent Corp.+................................ 14,800      507,048
        LaserCard Corp.+..............................  4,800       37,200
                                                              ------------
                                                                   544,248
                                                              ------------
      Information Processing - Services -- 6.65%
        Ask Jeeves, Inc.+............................. 15,500      354,330
        Catapult Communications Corp.+................ 13,500      324,000
        Entrust, Inc.+................................ 40,000      161,600
        FileNET Corp.+................................ 15,200      355,984
        Jack Henry & Associates, Inc.................. 11,700      232,245
        Macromedia, Inc.+............................. 20,800      704,912
        National Instruments Corp..................... 16,800      479,808
        Rightnow Technologies, Inc.+.................. 11,900      150,654
        Sapient Corp.+................................  9,800       72,226
        ValueClick, Inc.+............................. 10,000      126,500
                                                              ------------
                                                                 2,962,259
                                                              ------------
      Information Processing - Software -- 6.98%
        Altiris, Inc.+................................ 11,000      321,530
        Borland Software Corp.+.......................  7,500       62,625
        F5 Networks, Inc.+............................  6,900      380,121
        Global Payments, Inc.......................... 11,100      616,272
        Hyperion Solutions Corp.+.....................  6,800      343,264
        IDX Systems Corp.+............................  5,600      192,136
        Lawson Software, Inc.+........................ 17,700      102,660
        NetIQ Corp.+.................................. 22,300      262,917
        Quest Software, Inc.+......................... 19,000      257,830
        RSA Security, Inc.+........................... 11,200      183,008
        THQ, Inc.+.................................... 11,900      325,346
        Verity, Inc.+.................................  5,300       62,805
                                                              ------------
                                                                 3,110,514
                                                              ------------

 February 28, 2005     SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS      43
                                   (Unaudited) - CONTINUED


                                                            Value
                                                  Shares   (Note 2)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Insurance -- 2.68%
             Centene Corp.+......................  5,700 $    190,152
             EMC Insurance Group, Inc............  7,100      137,598
             IPC Holdings, Ltd...................  6,700      280,730
             Sierra Health Services, Inc.+.......  9,500      584,820
                                                         ------------
                                                            1,193,300
                                                         ------------
           Leisure & Tourism -- 5.33%
             BJ's Restaurants, Inc.+.............  9,100      146,965
             Four Seasons Hotels, Inc............  6,800      488,784
             La Quinta Corp.+.................... 28,100      259,925
             Panera Bread Co., Class A+..........  8,700      465,102
             Penn National Gaming, Inc.+......... 11,400      688,104
             Red Robin Gourmet Burgers, Inc.+....  3,000      135,990
             Republic Airways Holdings, Inc.+.... 15,200      189,088
                                                         ------------
                                                            2,373,958
                                                         ------------
           Machinery -- 2.69%
             Briggs & Stratton Corp..............  5,100      201,042
             Cuno, Inc.+.........................  4,300      241,660
             Flowserve Corp.+.................... 20,200      504,798
             Manitowoc Co., Inc..................  6,100      251,320
                                                         ------------
                                                            1,198,820
                                                         ------------
           Medical Technology -- 2.85%
             Andrx Corp.+........................  3,600       80,820
             CTI Molecular Imaging, Inc.+........ 11,900      195,279
             Digene Corp.+....................... 12,000      288,360
             InterMune, Inc.+....................    800        8,832
             Serologicals Corp.+................. 11,500      277,955
             Symmetry Medical, Inc.+.............  6,700      139,293
             Telik, Inc.+........................ 14,800      279,424
                                                         ------------
                                                            1,269,963
                                                         ------------
           Metals -- 0.65%
             Reliance Steel & Aluminum Co........  6,300      287,910
                                                         ------------
           Mobile Homes -- 0.67%
             Winnebago Industries, Inc...........  8,500      300,475
                                                         ------------
           Multimedia -- 0.50%
             Entravision Communications Corp.+... 27,000      221,400
                                                         ------------
           Oil & Gas -- 6.07%
             Barrett Bill Corp.+.................  3,700      115,810
             Cal Dive International, Inc.+....... 18,100      919,118
             Denbury Resources, Inc.+............  8,500      288,745
             FMC Technologies, Inc.+............. 14,400      497,376
             Spinnaker Exploration Co.+.......... 14,700      527,142
             Superior Energy Services, Inc.+..... 18,400      352,912
                                                         ------------
                                                            2,701,103
                                                         ------------
           Pollution Control -- 0.31%
             Waste Connections, Inc.+............  4,100      139,728
                                                         ------------
           Publishing -- 0.36%
             Scholastic Corp.+...................  4,500      159,660
                                                         ------------
           Real Estate -- 1.04%
             Jones Lang LaSalle, Inc.+........... 10,800      464,076
                                                         ------------
           Real Estate Investment Trusts -- 0.46%
             Innkeepers USA Trust................  8,100      108,135
             Meristar Hospitality Corp.+......... 13,000       95,420
                                                         ------------
                                                              203,555
                                                         ------------

                                                        Shares/
                                                       Principal    Value
                                                        Amount     (Note 2)

   --------------------------------------------------------------------------
   Retail -- 3.33%
     Cost Plus, Inc.+.................................    8,800  $    247,544
     Fred's, Inc., Class A............................   11,600       195,460
     Regis Corp.......................................    5,800       228,520
     Tractor Supply Co.+..............................    8,700       370,533
     Tuesday Morning Corp.+...........................   14,000       438,900
                                                                 ------------
                                                                    1,480,957
                                                                 ------------
   Savings & Loan -- 0.21%
     Franklin Bank Corp.+.............................    5,700        93,195
                                                                 ------------
   Semiconductors -- 5.48%
     Actel Corp.+.....................................   20,900       356,554
     Exar Corp.+......................................   24,300       343,359
     Integrated Circuit Systems, Inc.+................   19,000       383,420
     Power Integrations, Inc.+........................    2,400        50,976
     Semtech Corp.+...................................   28,600       559,416
     Varian Semiconductor Equipment Associates, Inc.+.   16,600       661,344
     ZiLOG, Inc.+.....................................   16,800        84,000
                                                                 ------------
                                                                    2,439,069
                                                                 ------------
   Telecommunications -- 2.54%
     Essex Corp.+.....................................   12,100       231,957
     JAMDAT Mobile, Inc.+.............................    7,000       119,000
     NII Holdings, Inc., Class B+.....................    8,400       480,648
     ViaSat, Inc.+....................................   15,100       300,188
                                                                 ------------
                                                                    1,131,793
                                                                 ------------
   Therapeutics -- 2.05%
     Eyetech Pharmaceuticals, Inc.+...................    2,800        92,792
     Medicines Co.+...................................   10,000       233,000
     Trimeris, Inc.+..................................   20,700       264,546
     Vicuron Phamaceuticals, Inc.+....................   18,700       324,445
                                                                 ------------
                                                                      914,783
                                                                 ------------
   Utilities - Electric -- 0.75%
     Headwaters, Inc.+................................   10,400       334,464
                                                                 ------------
   Total Long-Term Investment Securities -- 97.45%
      (Cost $36,103,074)..............................             43,395,990
                                                                 ------------
   SHORT-TERM INVESTMENTS -- 1.98%
   Government Agencies -- 1.98%
     Federal Home Loan Mtg. Corp. Disc. Notes:
      2.54% due 03/01/05
      (Cost $884,000)................................. $884,000       884,000
                                                                 ------------
   TOTAL INVESTMENTS
      (Cost $36,987,074)(1)...........................    99.43%   44,279,990
   Other assets less liabilities......................     0.57%      252,939
                                                       --------  ------------
   NET ASSETS --                                         100.00% $ 44,532,929
                                                       ========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 44   SMALL CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)    February 28, 2005

Industry Allocation*

                   Insurance.........................  15.32%
                   Banks.............................   6.47%
                   Retail............................   6.32%
                   Oil & Gas.........................   5.62%
                   Building Materials................   5.58%
                   Leisure & Tourism.................   5.55%
                   Electronics/Electrical Equipment..   5.08%
                   Chemical..........................   5.06%
                   Machinery.........................   3.39%
                   Utilities -- Electric.............   3.36%
                   Repurchase Agreement..............   3.34%
                   Real Estate Investment Trusts.....   3.19%
                   Freight...........................   3.14%
                   Appliances/Furnishings............   2.27%
                   Semiconductors....................   1.89%
                   Healthcare........................   1.68%
                   Textile -- Products...............   1.61%
                   Information Processing -- Hardware   1.51%
                   Metals............................   1.47%
                   Information Processing -- Software   1.39%
                   Apparel & Products................   1.33%
                   Financial Services................   1.27%
                   Foods.............................   1.16%
                   Multimedia........................   1.01%
                   Airlines..........................   0.99%
                   Commercial Services...............   0.89%
                   Exchange-traded Funds.............   0.88%
                   Conglomerates.....................   0.87%
                   Information Processing -- Services   0.79%
                   Savings & Loan....................   0.75%
                   Paper/Forest Products.............   0.73%
                   Mobile Homes......................   0.66%
                   Publishing........................   0.64%
                   Drugs.............................   0.58%
                   Human Resources...................   0.50%
                   Beverages.........................   0.50%
                   Tobacco...........................   0.48%
                   Utilities -- Gas, Distribution....   0.44%
                   Gas & Pipeline Utilities..........   0.40%
                   Automotive........................   0.35%
                   Aerospace/Defense.................   0.35%
                   Medical Technology................   0.34%
                   Advertising.......................   0.30%
                   Finance Companies.................   0.20%
                   Railroads & Equipment.............   0.18%
                   Hospital Supplies.................   0.18%
                                                      ------
                                                      100.01%
                                                      ======

*  Calculated as a percentage of Net Assets.

 February 28, 2005     SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS       45
                                         (Unaudited)


                                                            Value
                                                   Shares  (Note 2)
          -----------------------------------------------------------
          COMMON STOCK -- 95.79%
          Advertising -- 0.30%
            Valassis Communications, Inc.+........  7,511 $   280,986
                                                          -----------
          Aerospace/Defense -- 0.35%
            AAR Corp.+............................ 11,688     130,321
            Herley Industries, Inc.+..............  4,933      89,238
            Kaman Corp., Class A..................  9,514     113,502
                                                          -----------
                                                              333,061
                                                          -----------
          Airlines -- 0.99%
            Alaska Air Group, Inc.+............... 22,334     633,392
            Frontier Airlines, Inc.+.............. 36,259     306,389
                                                          -----------
                                                              939,781
                                                          -----------
          Apparel & Products -- 1.33%
            Dress Barn, Inc.+..................... 16,254     306,713
            Goody's Family Clothing, Inc..........  7,963      74,773
            Payless ShoeSource, Inc.+............. 60,234     705,942
            Russell Corp..........................  7,291     131,894
            Wolverine World Wide, Inc.............  2,217      49,328
                                                          -----------
                                                            1,268,650
                                                          -----------
          Appliances/Furnishings -- 2.27%
            CompX International, Inc., Class A....  8,340     139,111
            Furniture Brands International, Inc... 26,277     610,415
            Griffon Corp.+........................ 26,440     608,120
            HNI Corp..............................  8,660     377,749
            La-Z-Boy Chair Co..................... 28,393     424,475
                                                          -----------
                                                            2,159,870
                                                          -----------
          Automotive -- 0.35%
            Cooper Tire & Rubber Co............... 17,099     330,866
                                                          -----------
          Banks -- 6.47%
            Associated Banc-Corp.................. 16,579     531,523
            C&F Financial Corp....................  2,714     103,132
            Colonial BancGroup, Inc...............  6,006     122,342
            Commerce Bancshares, Inc.............. 11,736     554,057
            Community Bank Systems, Inc...........  7,273     170,625
            Compass Bancshares, Inc...............  5,247     238,266
            Corus Bankshares, Inc.................  4,084     201,954
            Eastern Virginia Bankshares, Inc......  6,613     145,817
            First Commonwealth Financial Corp..... 18,326     260,046
            FirstMerit Corp....................... 22,604     588,382
            Fulton Financial Corp................. 17,021     364,930
            IBERIABANK Corp.......................  1,178      69,314
            LSB Bancshares, Inc................... 10,811     186,814
            Mercantile Bank Corp..................  6,488     283,136
            North Valley Bancorp.................. 11,479     224,988
            Old National Bancorp..................  1,918      39,664
            Simmons First National Corp., Class A.  2,094      54,444
            Susquehanna Bancshares, Inc...........  9,399     231,591
            UMB Financial Corp.................... 13,327     750,843
            Umpqua Holdings Corp..................  7,988     190,993
            Washington Trust Bancorp, Inc.........  7,350     207,197
            WesBanco, Inc.........................  9,153     246,124
            Whitney Holding Corp..................  8,612     381,512
                                                          -----------
                                                            6,147,694
                                                          -----------
          Beverages -- 0.50%
            Farmer Brothers Co.................... 18,791     470,902
                                                          -----------
          Building Materials -- 5.58%
            Ameron International Corp.............  1,543      54,190
            Apogee Enterprises, Inc...............  9,718     135,955
            Eagle Materials, Inc..................  7,588     633,826
            Lafarge North America, Inc............ 17,553   1,078,456
            LSI Industries, Inc................... 27,980     312,816
            Martin Marietta Materials, Inc........ 15,696     905,345
            Patrick Industries, Inc.+............. 10,472     107,024
            Shaw Group, Inc.+..................... 46,877     975,042

                                                              Value
                                                     Shares  (Note 2)

         --------------------------------------------------------------
         Building Materials (continued)
           Texas Industries, Inc....................  6,613 $   441,087
           Watsco, Inc..............................  7,395     282,193
           York International Corp..................  9,685     374,519
                                                            -----------
                                                              5,300,453
                                                            -----------
         Chemical -- 5.06%
           Albemarle Corp...........................  5,413     205,694
           Ashland, Inc............................. 22,588   1,474,771
           H.B. Fuller Co........................... 21,344     568,604
           Hawkins, Inc.............................  6,807      82,024
           Lubrizol Corp............................ 12,669     540,080
           Olin Corp................................  5,953     148,527
           OM Group, Inc.+.......................... 18,381     585,986
           Penford Corp............................. 19,501     281,594
           Sensient Technologies Corp............... 26,102     570,068
           Stepan Co................................ 14,764     349,907
                                                            -----------
                                                              4,807,255
                                                            -----------
         Commercial Services -- 0.89%
           Cornell Cos., Inc.+...................... 13,102     186,834
           Crown Holdings, Inc.+.................... 11,512     189,372
           Deluxe Corp..............................  2,277      88,894
           Geo Group, Inc.+.........................  7,566     217,220
           Parexel International Corp.+.............  4,797     107,549
           Volt Information Sciences, Inc.+.........  1,907      55,532
                                                            -----------
                                                                845,401
                                                            -----------
         Conglomerates -- 0.87%
           Trinity Industries, Inc.................. 28,730     827,424
                                                            -----------
         Drugs -- 0.58%
           D&K Healthcare Resources, Inc............ 41,980     323,246
           Perrigo Co............................... 13,031     228,955
                                                            -----------
                                                                552,201
                                                            -----------
         Electronics/Electrical Equipment -- 5.08%
           Analogic Corp............................  8,001     343,563
           Belden CDT, Inc..........................  6,299     151,302
           Coherent, Inc.+.......................... 13,648     414,217
           CTS Corp................................. 25,907     340,677
           Emcor Group, Inc.+.......................  6,066     292,563
           Intermagnetics General Corp.+............ 16,429     433,233
           Kemet Corp.+............................. 71,791     586,532
           Newport Corp.+........................... 27,080     381,557
           Park Electrochemical Corp................  7,685     152,932
           Paxar Corp.+.............................  7,079     165,861
           Planar Systems, Inc.+.................... 46,681     376,249
           Standard Microsystems Corp.+.............  6,499     113,927
           Teleflex, Inc............................ 10,252     516,291
           Thomas Industries, Inc...................  7,892     316,311
           X-Rite, Inc.............................. 15,197     245,736
                                                            -----------
                                                              4,830,951
                                                            -----------
         Finance Companies -- 0.20%
           Federal Agricultural Mtg. Corp., Class C.  9,899     190,853
                                                            -----------
         Financial Services -- 1.27%
           A.G. Edwards, Inc........................  7,696     331,774
           Affiliated Managers Group, Inc.+......... 13,555     877,822
                                                            -----------
                                                              1,209,596
                                                            -----------
         Foods -- 1.16%
           J&J Snack Foods Corp.....................  6,537     308,612
           Ralcorp Holdings, Inc....................  1,653      76,947
           Smithfield Foods, Inc.+.................. 19,255     655,633
           Tootsie Roll Industries, Inc.............  1,916      57,480
                                                            -----------
                                                              1,098,672
                                                            -----------
         Freight -- 3.14%
           Alexander & Baldwin, Inc.................  5,061     229,770

 46      SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                             Value
                                                    Shares  (Note 2)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Freight (continued)
           CNF, Inc................................  9,867 $   452,599
           Kirby Corp.+............................  2,276     100,713
           Offshore Logistics, Inc.+............... 11,376     374,384
           Overnite Corp........................... 12,074     410,154
           SCS Transportation, Inc.+............... 12,254     271,426
           Swift Transportation Co., Inc.+......... 48,240   1,144,253
                                                           -----------
                                                             2,983,299
                                                           -----------
         Gas & Pipeline Utilities -- 0.40%
           Atmos Energy Corp....................... 10,847     299,052
           Cascade Natural Gas Corp................  4,134      84,953
                                                           -----------
                                                               384,005
                                                           -----------
         Healthcare -- 1.68%
           Manor Care, Inc......................... 17,418     593,431
           RehabCare Group, Inc.+.................. 15,059     432,193
           Steris Corp.+........................... 18,097     447,901
           Vital Signs, Inc........................  2,924     120,118
                                                           -----------
                                                             1,593,643
                                                           -----------
         Hospital Supplies -- 0.18%
           Datascope Corp..........................  4,783     168,266
                                                           -----------
         Human Resources -- 0.50%
           CDI Corp................................ 10,268     213,677
           Kelly Services, Inc., Class A...........  8,905     263,143
                                                           -----------
                                                               476,820
                                                           -----------
         Information Processing - Hardware -- 1.51%
           Cray, Inc.+............................. 38,448     144,565
           Electronics for Imaging, Inc.+.......... 23,419     388,053
           Interphase Corp.+.......................  2,401      15,486
           Optimal Robotics Corp., Class A+........ 27,223     408,073
           Tech Data Corp.+........................ 11,769     482,411
                                                           -----------
                                                             1,438,588
                                                           -----------
         Information Processing - Services -- 0.79%
           Adaptec, Inc.+.......................... 11,107      60,422
           Agilysys, Inc........................... 12,845     242,257
           Analysts International Corp.+...........  8,799      34,404
           Digital Insight Corp.+..................  6,535     104,887
           Jack Henry & Associates, Inc............ 15,700     311,645
                                                           -----------
                                                               753,615
                                                           -----------
         Information Processing - Software -- 1.39%
           Acxiom Corp............................. 13,342     300,195
           Agile Software Corp.+...................  8,831      60,581
           Ascential Software Corp.+............... 16,256     252,131
           EPIQ Systems, Inc.+..................... 38,450     488,315
           Nuance Communications, Inc.+............ 18,636      59,076
           Retek, Inc.+............................ 18,955     159,411
                                                           -----------
                                                             1,319,709
                                                           -----------
         Insurance -- 15.32%
           Alfa Corp............................... 21,802     314,603
           Assurant, Inc...........................  4,580     157,552
           Assured Guaranty, Ltd................... 42,971     813,871
           Axis Capital Holdings, Ltd..............  9,095     254,569
           Ceres Group, Inc.+...................... 15,266      81,826
           Commerce Group, Inc.....................  6,974     475,557
           Delphi Financial Group, Inc., Class A... 10,678     476,025
           Endurance Specialty Holdings, Ltd....... 16,313     583,190
           FBL Financial Group, Inc., Class A......  6,442     176,189
           Harleysville Group, Inc................. 24,365     516,051
           Health Net, Inc.+....................... 14,939     446,676
           Horace Mann Educators Corp.............. 40,475     759,311
           Humana, Inc.+........................... 58,144   1,934,451
           LandAmerica Financial Group, Inc........  6,599     361,229

                                                                Value
                                                       Shares  (Note 2)

       ------------------------------------------------------------------
       Insurance (continued)
         Nationwide Financial Services, Inc., Class A. 15,589 $   573,675
         Old Republic International Corp.............. 11,794     282,938
         PMI Group, Inc............................... 64,162   2,582,520
         ProAssurance Corp.+..........................  5,590     226,395
         Protective Life Corp.........................  7,453     297,822
         PXRE Group, Ltd.............................. 13,650     354,900
         Radian Group, Inc............................ 18,427     890,577
         Reinsurance Group of America, Inc............ 17,834     814,122
         Selective Insurance Group, Inc............... 12,209     561,736
         StanCorp Financial Group, Inc................  6,483     564,604
         Vesta Insurance Group, Inc................... 18,004      61,214
                                                              -----------
                                                               14,561,603
                                                              -----------
       Leisure & Tourism -- 5.55%
         Action Performance Cos., Inc................. 10,872     157,861
         Arctic Cat, Inc.............................. 18,037     488,803
         Bob Evans Farms, Inc......................... 21,334     483,215
         Brinker International, Inc.+.................  5,607     212,281
         California Pizza Kitchen, Inc.+.............. 22,717     543,391
         CBRL Group, Inc..............................  8,346     357,292
         CEC Entertainment, Inc.+.....................  4,844     187,463
         Jack in the Box, Inc.+....................... 29,173   1,047,311
         Landry's Seafood Restaurants, Inc............ 20,709     599,525
         Marcus Corp.................................. 19,752     460,617
         O'Charley's, Inc.+...........................  1,900      40,128
         Papa John's International, Inc.+............. 11,365     390,842
         Steak n Shake Co.+........................... 16,290     311,628
                                                              -----------
                                                                5,280,357
                                                              -----------
       Machinery -- 3.39%
         Alamo Group, Inc.............................    990      24,453
         Cognex Corp.................................. 24,137     668,595
         Granite Construction, Inc.................... 17,759     472,567
         Insituform Technologies, Inc., Class A+......  2,841      45,058
         Jacobs Engineering Group, Inc.+.............. 14,135     791,277
         Lindsay Manufacturing Co..................... 13,032     302,864
         Lufkin Industries, Inc.......................  4,364     188,568
         NACCO Industries, Inc., Class A..............  1,298     144,338
         Stewart & Stevenson Services, Inc............ 16,237     347,796
         Tecumseh Products Co., Class A...............  3,075     126,229
         Tennant Co...................................  2,766     108,704
                                                              -----------
                                                                3,220,449
                                                              -----------
       Medical Technology -- 0.34%
         Maxim Pharmaceuticals, Inc.+................. 15,500      27,280
         Osteotech, Inc.+............................. 23,281      96,616
         Zoll Medical Corp.+..........................  6,524     197,416
                                                              -----------
                                                                  321,312
                                                              -----------
       Metals -- 1.47%
         Brush Engineered Materials, Inc.+............ 12,926     263,303
         CIRCOR International, Inc....................  6,318     157,950
         Lawson Products, Inc.........................     74       3,444
         MascoTech, Inc.+(1)(2).......................    200           0
         Mueller Industries, Inc...................... 14,737     463,921
         Valmont Industries, Inc...................... 10,598     267,069
         Wolverine Tube, Inc.+........................ 24,230     241,088
                                                              -----------
                                                                1,396,775
                                                              -----------
       Mobile Homes -- 0.66%
         Coachmen Industries, Inc..................... 23,818     357,032
         National R.V. Holdings, Inc.+................ 17,743     187,189
         Palm Harbor Homes, Inc.+.....................  5,074      79,357
                                                              -----------
                                                                  623,578
                                                              -----------
       Multimedia -- 1.01%
         Belo Corp.................................... 40,624     958,726
                                                              -----------

 February 28, 2005     SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS       47
                                   (Unaudited) - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Oil & Gas -- 5.62%
          Forest Oil Corp.+......................... 17,994 $   719,760
          Helmerich & Payne, Inc.................... 16,486     660,099
          Laclede Group, Inc........................  1,028      32,259
          ONEOK, Inc................................ 21,706     635,986
          Pride International, Inc.+................ 33,240     818,369
          Seacor Smit, Inc.+........................ 10,877     684,707
          Spinnaker Exploration Co.+................ 13,511     484,505
          Tidewater, Inc............................ 26,820   1,106,861
          Willbros Group, Inc.+.....................  9,188     197,542
                                                            -----------
                                                              5,340,088
                                                            -----------
        Paper/Forest Products -- 0.73%
          Bemis Co., Inc............................ 18,048     538,552
          Glatfelter................................ 10,314     152,854
                                                            -----------
                                                                691,406
                                                            -----------
        Publishing -- 0.64%
          American Greetings Corp., Class A......... 18,907     465,680
          Bowne & Co., Inc..........................  9,128     144,222
                                                            -----------
                                                                609,902
                                                            -----------
        Railroads & Equipment -- 0.18%
          RailAmerica, Inc.+........................ 14,600     176,076
                                                            -----------
        Real Estate Investment Trusts -- 3.19%
          Associated Estates Realty Corp............ 11,508     113,469
          Boykin Lodging Co.+....................... 11,108     106,526
          Brandywine Realty Trust...................  7,255     214,675
          Equity Inns, Inc.......................... 35,452     395,999
          First Industrial Realty Trust, Inc........  5,427     225,709
          Highwoods Properties, Inc................. 25,895     667,832
          Pennsylvania Real Estate Investment Trust.    846      34,348
          Prentiss Properties Trust.................  4,928     172,923
          Summit Properties, Inc.................... 20,364     639,430
          Winston Hotels, Inc....................... 41,280     460,272
                                                            -----------
                                                              3,031,183
                                                            -----------
        Retail -- 6.32%
          BJ's Wholesale Club, Inc.+................ 29,880     913,432
          Borders Group, Inc........................ 28,932     744,420
          Building Materials Holding Corp...........  5,583     257,600
          Enesco Group, Inc.+.......................  7,594      62,119
          Linens 'N Things, Inc.+................... 37,182     999,824
          Rex Stores Corp.+......................... 33,418     471,528
          Ruddick Corp.............................. 23,103     545,231
          ShopKo Stores, Inc.+...................... 12,904     225,949
          Toys "R" Us, Inc.+........................ 32,375     740,416
          Weis Markets, Inc.........................  8,287     308,111
          Whitehall Jewellers, Inc.+................ 12,670      89,323
          Zale Corp.+............................... 21,900     651,525
                                                            -----------
                                                              6,009,478
                                                            -----------
        Savings & Loan -- 0.75%
          Astoria Financial Corp.................... 10,343     388,690
          Berkshire Hills Bancorp, Inc..............  3,550     123,646
          Washington Federal, Inc...................  8,536     202,730
                                                            -----------
                                                                715,066
                                                            -----------
        Semiconductors -- 1.89%
          Actel Corp.+..............................  4,984      85,027
          Alliance Semiconductor Corp.+............. 10,313      27,742
          Cohu, Inc................................. 12,944     235,969
          Exar Corp.+............................... 37,799     534,100
          Integrated Device Technology, Inc.+....... 41,993     525,333
          Lattice Semiconductor Corp.+.............. 40,144     211,960
          Parlex Corp.+............................. 25,200     174,132
                                                            -----------
                                                              1,794,263
                                                            -----------

                                                               Shares/
                                                              Principal      Value
                                                               Amount       (Note 2)

Textile - Products -- 1.61%
  G&K Services, Inc., Class A...............................     10,360   $   444,548
  UniFirst Corp.............................................     26,711     1,083,932
                                                                          -----------
                                                                            1,528,480
                                                                          -----------
Tobacco -- 0.48%
  DIMON, Inc................................................     11,723        75,965
  Universal Corp............................................      7,625       382,775
                                                                          -----------
                                                                              458,740
                                                                          -----------
Utilities - Electric -- 3.36%
  Black Hills Corp..........................................      5,677       179,961
  Central Vermont Public Service Corp.......................     22,804       512,862
  El Paso Electric Co.+.....................................      6,441       128,627
  Idacorp, Inc..............................................      7,466       215,842
  MDU Resources Group, Inc..................................      9,233       249,014
  PNM Resources, Inc........................................     21,652       568,148
  Puget Energy, Inc.........................................     37,016       848,407
  Sierra Pacific Resources+.................................     27,688       276,326
  TECO Energy, Inc..........................................     13,644       216,803
                                                                          -----------
                                                                            3,195,990
                                                                          -----------
Utilities - Gas, Distribution -- 0.44%
  Vectren Corp..............................................     15,628       422,894
                                                                          -----------
Total Common Stock
  (Cost $73,731,520)........................................               91,048,927
                                                                          -----------
EXCHANGE TRADED FUNDS -- 0.88%
  Midcap SPDR Trust Series 1:
   (Cost $821,796)..........................................      6,852       838,685
                                                                          -----------
Total Long-Term Investment Securities
  (Cost $74,553,316)........................................               91,887,612
                                                                          -----------
REPURCHASE AGREEMENT -- 3.34%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $3,175,216 and collateralized by
   Federal Home Loan Mtg. Corp. Notes, bearing interest at
   5.00%, due 1/30/14 and having an approximate value of
   $3,271,727 (Cost $3,175,000)............................. $3,175,000     3,175,000
                                                                          -----------
TOTAL INVESTMENTS
  (Cost $77,728,316)(3).....................................     100.01%   95,062,612
Liabilities in excess of other assets.......................      (0.01)%      (8,600)
                                                             ----------   -----------
NET ASSETS --                                                    100.00%  $95,054,012
                                                             ==========   ===========

--------
+  Non-income producing security
(1)Fair valued security (see Note 2)
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

 48   SOCIALLY RESPONSIBLE - PORTFOLIO PROFILE (Unaudited)    February 28, 2005

Industry Allocation*

                   Financial Services................  7.62%
                   Insurance.........................  7.51%
                   Conglomerates.....................  6.66%
                   Retail............................  6.24%
                   Banks.............................  5.50%
                   Information Processing -- Software  4.94%
                   Oil & Gas.........................  4.84%
                   Repurchase Agreement..............  4.76%
                   Information Processing -- Hardware  4.51%
                   Chemical..........................  4.44%
                   Telecommunications................  4.01%
                   Household Products................  3.83%
                   Hospital Supplies.................  3.19%
                   Electronics/Electrical Equipment..  2.89%
                   Machinery.........................  2.86%
                   Commercial Paper..................  2.85%
                   Multimedia........................  2.83%
                   Drugs.............................  2.49%
                   Information Processing -- Services  2.13%
                   Beverages.........................  1.61%
                   Semiconductors....................  1.28%
                   Automotive........................  1.20%
                   Utilities -- Electric.............  1.17%
                   Leisure & Tourism.................  1.07%
                   Broadcasting......................  0.99%
                   Medical -- Biomedical/Gene........  0.93%
                   Therapeutics......................  0.83%
                   Freight...........................  0.80%
                   Utilities -- Gas, Pipeline........  0.74%
                   Metals............................  0.70%
                   Utilities -- Communication........  0.60%
                   United States Treasury Bills......  0.43%
                   Apparel & Products................  0.41%
                   Hardware & Tools..................  0.40%
                   Healthcare........................  0.36%
                   Building Materials................  0.26%
                   Utilities -- Gas, Distribution....  0.24%
                   Commercial Services...............  0.11%
                   Foods.............................  0.10%
                   Railroads & Equipment.............  0.09%
                   Medical Technology................  0.08%
                   Finance Companies.................  0.04%
                                                      -----
                                                      98.54%
                                                      =====

*  Calculated as a percentage of Net Assets.

 February 28, 2005   SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS    49
                                         (Unaudited)


                                                              Value
                                                   Shares     (Note)
         --------------------------------------------------------------
         COMMON STOCK -- 90.50%
         Apparel & Products -- 0.41%
           Nike, Inc., Class B....................   4,972 $    432,315
                                                           ------------
         Automotive -- 1.20%
           Danaher Corp...........................  19,734    1,068,991
           Visteon Corp...........................  28,700      192,577
                                                           ------------
                                                              1,261,568
                                                           ------------
         Banks -- 5.50%
           Bank of America Corp...................  27,265    1,271,912
           Synovus Financial Corp.................  37,369    1,014,942
           U.S. Bancorp...........................  13,062      388,595
           Wachovia Corp..........................  30,750    1,630,057
           Wells Fargo & Co.......................  25,003    1,484,678
                                                           ------------
                                                              5,790,184
                                                           ------------
         Beverages -- 1.61%
           Coca-Cola Co...........................  10,792      461,897
           Coca-Cola Enterprises, Inc.............   8,314      177,504
           Pepsi Bottling Group, Inc..............   3,230       87,921
           PepsiCo, Inc...........................  18,057      972,550
                                                           ------------
                                                              1,699,872
                                                           ------------
         Broadcasting -- 0.99%
           Clear Channel Communications, Inc......   6,052      201,411
           Comcast Corp., Class A+................  25,749      838,130
                                                           ------------
                                                              1,039,541
                                                           ------------
         Building Materials -- 0.26%
           Masco Corp.............................   8,213      276,942
                                                           ------------
         Chemical -- 4.44%
           Ashland, Inc...........................   7,000      457,030
           Eastman Chemical Co....................  14,819      855,649
           Ecolab, Inc............................  18,951      600,936
           Great Lakes Chemical Corp..............   2,400       64,080
           Hercules, Inc.+........................  36,416      522,206
           PPG Industries, Inc....................  15,976    1,149,473
           Rohm & Haas Co.........................  21,271    1,024,624
                                                           ------------
                                                              4,673,998
                                                           ------------
         Commercial Services -- 0.11%
           Convergys Corp.+.......................   1,736       26,023
           Fluor Corp.............................   1,360       85,340
                                                           ------------
                                                                111,363
                                                           ------------
         Conglomerates -- 6.66%
           3M Co..................................  18,768    1,575,386
           General Electric Co.@.................. 119,277    4,198,550
           Tyco International, Ltd................  37,035    1,239,932
                                                           ------------
                                                              7,013,868
                                                           ------------
         Drugs -- 2.49%
           Allergan, Inc..........................   3,086      232,006
           Caremark Rx, Inc.+.....................  23,933      916,155
           Eli Lilly & Co.........................   5,691      318,696
           Forest Laboratories, Inc.+.............   3,300      140,910
           Pfizer, Inc............................  18,320      481,633
           Wyeth..................................  13,165      537,395
                                                           ------------
                                                              2,626,795
                                                           ------------
         Electronics/Electrical Equipment -- 2.89%
           Emerson Electric Co....................  17,449    1,157,218
           Hawaiian Electric Industries, Inc......   6,995      186,207
           JDS Uniphase Corp.+....................  47,990       91,181
           Thermo Electron Corp.+.................  33,570      921,832
           Waters Corp.+..........................   2,040       99,654
           Xerox Corp.+...........................  37,975      592,410
                                                           ------------
                                                              3,048,502
                                                           ------------

                                                              Value
                                                    Shares    (Note)

         --------------------------------------------------------------
         Finance Companies -- 0.04%
           SLM Corp................................     882 $    43,042
                                                            -----------
         Financial Services -- 7.62%
           American Express Co.....................  17,313     937,499
           Capital One Financial Corp..............   9,688     742,876
           Charles Schwab Corp.....................   1,822      19,131
           Citigroup, Inc.@........................  65,328   3,117,452
           Fannie Mae..............................  10,936     639,319
           Freddie Mac.............................  10,048     622,976
           JPMorgan Chase & Co.....................  50,204   1,834,956
           Merrill Lynch & Co., Inc................   1,175      68,831
           Morgan Stanley..........................     870      49,129
                                                            -----------
                                                              8,032,169
                                                            -----------
         Foods -- 0.10%
           Sysco Corp..............................   3,080     106,014
                                                            -----------
         Freight -- 0.80%
           United Parcel Service, Inc., Class B....  10,918     846,036
                                                            -----------
         Hardware & Tools -- 0.40%
           Black & Decker Corp.....................   5,083     421,482
                                                            -----------
         Healthcare -- 0.36%
           Medco Health Solutions, Inc.+...........   8,458     375,704
                                                            -----------
         Hospital Supplies -- 3.19%
           Johnson & Johnson.......................  40,984   2,688,550
           St. Jude Medical, Inc.+.................  17,180     671,738
                                                            -----------
                                                              3,360,288
                                                            -----------
         Household Products -- 3.83%
           Colgate-Palmolive Co....................   8,695     460,139
           Gillette Co.............................  28,550   1,434,638
           Procter & Gamble Co.....................  40,310   2,140,058
                                                            -----------
                                                              4,034,835
                                                            -----------
         Information Processing - Hardware -- 4.51%
           Apple Computer, Inc.+...................   4,328     194,154
           Dell, Inc.+.............................  44,954   1,802,206
           Hewlett-Packard Co......................  72,105   1,499,784
           International Business Machines Corp....   8,249     763,693
           Lexmark International, Inc., Class A+...   6,155     493,200
           Seagate Technology, Inc.+(2)(3).........     510           0
                                                            -----------
                                                              4,753,037
                                                            -----------
         Information Processing - Services -- 2.13%
           eBay, Inc.+.............................  19,454     833,409
           First Data Corp.........................  10,511     431,161
           Fiserv, Inc.+...........................  20,863     791,542
           Symantec Corp.+.........................   8,370     184,224
                                                            -----------
                                                              2,240,336
                                                            -----------
         Information Processing - Software -- 4.94%
           Adobe Systems, Inc......................   5,004     308,997
           Mercury Interactive Corp.+..............   2,591     118,875
           Microsoft Corp.@........................ 130,639   3,289,490
           Oracle Corp.+...........................  96,109   1,240,767
           Siebel Systems, Inc.+...................  28,560     243,617
                                                            -----------
                                                              5,201,746
                                                            -----------
         Insurance -- 7.51%
           Aetna, Inc..............................   8,969   1,309,654
           AFLAC, Inc..............................  30,321   1,162,204
           Allstate Corp...........................  25,299   1,358,050
           American International Group, Inc.#.....   1,129      75,417
           Chubb Corp..............................   5,410     427,985
           CIGNA Corp..............................   7,290     661,932
           Hartford Financial Services Group, Inc..  17,060   1,227,467
           St. Paul Travelers Cos., Inc............  23,212     889,484
           UnitedHealth Group, Inc.................   4,204     383,237
           WellPoint, Inc.+........................   3,372     411,586
                                                            -----------
                                                              7,907,016
                                                            -----------

 50    SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS    February 28, 2005
                     (Unaudited) - CONTINUED


                                                                 Value
                                                        Shares   (Note)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Leisure & Tourism -- 1.07%
         McDonald's Corp............................... 12,693 $  419,885
         Starbucks Corp.+.............................. 13,620    705,652
                                                               ----------
                                                                1,125,537
                                                               ----------
       Machinery -- 2.86%
         Caterpillar, Inc.............................. 13,237  1,258,177
         Dover Corp....................................  8,600    332,562
         Illinois Tool Works, Inc...................... 10,359    929,720
         Ingersoll-Rand Co., Class A...................  5,796    488,313
                                                               ----------
                                                                3,008,772
                                                               ----------
       Medical - Biomedical/Gene -- 0.93%
         Amgen, Inc.+.................................. 15,865    977,443
                                                               ----------
       Medical Technology -- 0.08%
         Boston Scientific Corp.+......................  2,574     84,067
                                                               ----------
       Metals -- 0.70%
         Freeport-McMoRan Copper & Gold, Inc., Class B. 17,593    735,739
                                                               ----------
       Multimedia -- 2.83%
         Time Warner, Inc.+@........................... 89,722  1,545,910
         Walt Disney Co................................ 51,410  1,436,395
                                                               ----------
                                                                2,982,305
                                                               ----------
       Oil & Gas -- 4.84%
         Baker Hughes, Inc............................. 11,189    529,016
         Halliburton Co................................ 28,416  1,249,452
         Helmerich & Payne, Inc........................  1,807     72,352
         Nabors Industries, Ltd.+......................  8,420    483,308
         ONEOK, Inc....................................  3,717    108,908
         Rowan Cos., Inc...............................  3,530    111,830
         Schlumberger, Ltd............................. 19,388  1,462,825
         Tidewater, Inc................................  7,121    293,884
         Transocean, Inc.+............................. 16,161    783,485
                                                               ----------
                                                                5,095,060
                                                               ----------
       Railroads & Equipment -- 0.09%
         Norfolk Southern Corp.........................  2,807    100,743
                                                               ----------
       Retail -- 6.24%
         Bed Bath & Beyond, Inc.+......................  7,026    263,615
         Best Buy Co., Inc.............................  8,545    461,601
         Home Depot, Inc............................... 11,181    447,463
         J.C. Penney Co., Inc.......................... 11,622    517,063
         Kohl's Corp.+.................................  3,501    167,593
         Lowe's Cos., Inc.............................. 13,510    794,118
         Staples, Inc.................................. 33,667  1,061,184
         Wal-Mart Stores, Inc.@........................ 55,434  2,860,949
                                                               ----------
                                                                6,573,586
                                                               ----------
       Semiconductors -- 1.28%
         Applied Materials, Inc.+......................  4,393     76,877
         Intel Corp.................................... 34,811    834,768
         KLA-Tencor Corp.+.............................    680     33,599
         LSI Logic Corp.+.............................. 33,270    212,263
         National Semiconductor Corp...................  9,599    191,500
                                                               ----------
                                                                1,349,007
                                                               ----------
       Telecommunications -- 4.01%
         Andrew Corp.+................................. 25,430    307,703
         Cisco Systems, Inc.+.......................... 98,553  1,716,793
         Citizens Communications Co.................... 53,061    707,834
         SBC Communications, Inc....................... 10,698    257,287
         Verizon Communications, Inc................... 34,450  1,239,166
                                                               ----------
                                                                4,228,783
                                                               ----------

                                                               Shares/
                                                              Principal     Value
                                                               Amount       (Note)

Therapeutics -- 0.83%
  Gilead Sciences, Inc.+....................................     25,330  $    875,151
                                                                         ------------
Utilities - Communication -- 0.60%
  Sprint Corp...............................................     26,849       635,784
                                                                         ------------
Utilities - Electric -- 1.17%
  Calpine Corp.+............................................      9,658        31,968
  OGE Energy Corp...........................................     10,655       276,497
  Puget Energy, Inc.........................................     30,094       689,755
  TECO Energy, Inc..........................................     14,819       235,474
                                                                         ------------
                                                                            1,233,694
                                                                         ------------
Utilities - Gas Distribution -- 0.24%
  AGL Resources, Inc........................................      7,425       257,054
                                                                         ------------
Utilities - Gas Pipeline -- 0.74%
  National Fuel Gas Co......................................     27,569       780,754
                                                                         ------------
Total Long-Term Investment Securities -- 90.50%
  (Cost $93,960,606)........................................               95,340,132
                                                                         ------------
SHORT-TERM INVESTMENTS -- 3.28%
Commercial Paper -- 2.85%
  San Paolo U.S. Financial Co.
   2.64% due 03/01/05@...................................... $3,000,000     3,000,000
                                                                         ------------
United States Treasury Bills -- 0.43%
  United States Treasury Bills:
   2.05% due 03/10/05@......................................     10,000         9,995
   2.08% due 03/10/05@......................................     20,000        19,990
   2.09% due 03/17/05@......................................     10,000         9,991
   2.12% due 03/17/05@......................................     50,000        49,954
   2.17% due 03/10/05@......................................     30,000        29,984
   2.18% due 03/10/05@......................................     10,000         9,995
   2.23% due 03/17/05@......................................     50,000        49,951
   2.26% due 03/31/05@......................................     20,000        19,963
   2.29% due 03/31/05@......................................     40,000        39,925
   2.30% due 03/31/05@......................................     40,000        39,924
   2.45% due 03/24/05@......................................    100,000        99,845
   2.46% due 03/24/05@......................................     45,000        44,930
   2.49% due 03/24/05@......................................     30,000        29,953
                                                                         ------------
                                                                              454,400
                                                                         ------------
Total Short-Term Investment Securities
  (Cost $3,454,400).........................................                3,454,400
                                                                         ------------
REPURCHASE AGREEMENT -- 4.76%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $5,011,341 and collateralized by
   Federal Home Loan Mtg. Corp. Notes, bearing interest at
   2.38%, due 1/23/06 and having an approximate value of
   $5,162,308 (Cost $5,011,000)@............................  5,011,000     5,011,000
                                                                         ------------
TOTAL INVESTMENTS
  (Cost $102,426,006)(1)....................................      98.54%  103,805,532
Other assets less liabilities...............................       1.46%    1,535,214
                                                             ----------  ------------
NET ASSETS --                                                    100.00% $105,340,746
                                                             ==========  ============

--------
+  Non-income producing security
#  Security represents an investment in an affiliated company.
@ The security or a portion thereof represents collateral for open futures contracts.
(1)See Note 5 for cost of investments in a tax basis.
(2)Fair valued security (See Note 2)
(3)Illiquid security

 February 28, 2005   SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS    51
                                   (Unaudited) - CONTINUED


Open Futures Contracts
--------------------------------------------------------------------------------
                                                       Value as of
Number of                        Expiration  Value at  February 28,  Unrealized
Contracts      Description          Date    Trade Date     2005     Appreciation
--------------------------------------------------------------------------------
 24 Long  S & P 500 Index....... March 2005 $1,106,295  $1,143,895    $37,600
 19 Long  E-Mini S & P 500 Index March 2005  7,222,035   7,224,600      2,565
                                                                      -------
                                                                      $40,165
                                                                      =======

See Notes to Financial Statements

 52    STRATEGIC BOND FUND - PORTFOLIO PROFILE (Unaudited)    February 28, 2005

Industry Allocation*

                  Foreign Government Agencies......... 30.78%
                  United States Government Agencies... 12.26%
                  United States Government Obligations 10.42%
                  Telecommunications..................  7.11%
                  Repurchase Agreement................  4.93%
                  Financial Services..................  3.64%
                  Utilities -- Electric...............  3.53%
                  Broadcasting........................  3.33%
                  Oil & Gas...........................  2.76%
                  Airlines............................  1.81%
                  Leisure & Tourism...................  1.75%
                  Utilities -- Gas, Pipeline..........  1.66%
                  Paper/Forest Products...............  1.64%
                  Chemical............................  1.12%
                  Finance Companies...................  1.12%
                  Retail..............................  1.03%
                  Drugs...............................  1.02%
                  Insurance...........................  0.89%
                  Commercial Services.................  0.77%
                  Healthcare..........................  0.74%
                  Household Products..................  0.68%
                  Automotive..........................  0.59%
                  Banks...............................  0.57%
                  Real Estate Investment Trusts.......  0.46%
                  Metals..............................  0.38%
                  Multimedia..........................  0.34%
                  Hospital Management.................  0.33%
                  Conglomerates.......................  0.31%
                  Railroads & Equipment...............  0.30%
                  Real Estate.........................  0.30%
                  Foods...............................  0.29%
                  Electronics/Electrical Equipment....  0.25%
                  Semiconductors......................  0.22%
                  Hospital Supplies...................  0.19%
                  Beverages...........................  0.17%
                  Funeral Services....................  0.16%
                  Building Materials..................  0.16%
                  Aerospace/Defense...................  0.14%
                  Publishing..........................  0.14%
                  Advertising.........................  0.13%
                  Machinery...........................  0.13%
                  Pollution Control...................  0.12%
                  Appliances/Furnishings..............  0.06%
                  Information Processing -- Services..  0.05%
                  Tobacco.............................  0.05%
                  Medical Technology..................  0.04%
                  Utilities -- Gas, Distribution......  0.04%
                  Apparel & Products..................  0.03%
                  Water Services......................  0.03%
                  Information Processing -- Hardware..  0.02%
                  Savings & Loan......................  0.02%
                  Textile -- Products.................  0.02%
                                                       -----
                                                       99.03%
                                                       =====

Credit Quality+#

                         Government -- Agency..  13.23%
                         Government -- Treasury  11.29%
                         AAA...................  10.11%
                         AA....................   4.62%
                         A.....................   3.52%
                         BBB...................  11.45%
                         BB....................  12.86%
                         B.....................  15.86%
                         CCC...................   9.22%
                         CC....................   0.96%
                         C.....................   0.22%
                         D.....................   0.10%
                         Not Rated@............   6.56%
                                                ------
                                                100.00%
                                                ======

Country Allocation*

                             United States. 63.13%
                             Brazil........  5.05%
                             Russia........  4.13%
                             Mexico........  3.09%
                             Canada........  2.57%
                             United Kingdom  2.10%
                             Australia.....  1.73%
                             Italy.........  1.67%
                             Turkey........  1.63%
                             Venezuela.....  1.58%
                             Spain.........  1.52%
                             Japan.........  1.44%
                             Sweden........  1.17%
                             Greece........  0.94%
                             Argentina.....  0.86%
                             Colombia......  0.77%
                             Denmark.......  0.77%
                             France........  0.72%
                             Belgium.......  0.69%
                             Finland.......  0.44%
                             Peru..........  0.42%
                             Bermuda.......  0.40%
                             Ukraine.......  0.38%
                             Cayman Islands  0.32%
                             Austria.......  0.28%
                             Panama........  0.25%
                             Ireland.......  0.23%
                             Hungary.......  0.21%
                             Germany.......  0.20%
                             Luxembourg....  0.15%
                             Uruguay.......  0.14%
                             Singapore.....  0.05%
                                            -----
                                            99.03%
                                            =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 February 28, 2005      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       53
                                         (Unaudited)


                                                       Principal   Value
                                                        Amount@   (Note 2)
     ----------------------------------------------------------------------
     ASSET-BACKED SECURITIES -- 0.66%
     Finance Companies -- 0.38%
       Providian Gateway Master Trust:
        3.06% due 11/15/11*(1)(9)..................... $400,000  $  401,000
                                                                 ----------
     Financial Services -- 0.28%
       Bear Stearns Commercial Mtg. Securities, Inc.:
        6.46% due 10/15/36............................   25,000      27,504
       Morgan Stanley Dean Witter Capital:
        6.39% due 07/15/33............................  250,000     273,153
                                                                 ----------
                                                                    300,657
                                                                 ----------
     Total Asset-Backed Securities
        (Cost $705,000)...............................              701,657
                                                                 ----------
     CORPORATE BONDS -- 31.32%
     Advertising -- 0.13%
       Affinity Group, Inc.:
        9.00% due 02/15/12............................  125,000     135,000
                                                                 ----------
     Aerospace/Defense -- 0.14%
       Decrane Aircraft Holdings, Inc.:
        12.00% due 09/30/08...........................  150,000      96,000
       Raytheon Co.:
        6.40% due 12/15/18............................   49,000      53,557
                                                                 ----------
                                                                    149,557
                                                                 ----------
     Airlines -- 1.81%
       American Airlines, Inc.:
        6.82% due 05/23/11............................  175,000     165,981
        9.71% due 01/30/07*(8)........................   52,592      49,239
       Atlas Air, Inc.:
        6.88% due 07/02/09............................  212,716     203,829
        7.20% due 01/02/19............................   84,043      81,509
        7.63% due 01/02/15............................  486,267     374,049
        8.71% due 01/02/19............................  394,480     395,166
        8.77% due 01/02/11............................   37,457      19,414
        9.06% due 01/02/14............................   98,588      86,015
       Continental Airlines, Inc.:
        6.95% due 08/02/09............................   61,828      49,663
        7.73% due 03/15/11............................   23,402      17,225
        8.31% due 04/02/18............................  101,516      85,006
       Delta Air Lines, Inc.:
        7.57% due 11/18/10............................  200,000     190,724
        7.90% due 12/15/09............................  125,000      58,750
        10.00% due 08/15/08...........................  275,000     152,625
                                                                 ----------
                                                                  1,929,195
                                                                 ----------
     Apparel & Products -- 0.03%
       Warnaco, Inc.:
        8.88% due 06/15/13............................   25,000      27,562
                                                                 ----------
     Appliances/Furnishings -- 0.06%
       Maytag Corp.:
        5.00% due 05/15/15............................   73,000      65,221
                                                                 ----------
     Automotive -- 0.59%
       Delphi Corp.:
        6.50% due 08/15/13............................   62,000      58,909
       Diamond Triumph Auto Glass, Inc.:
        9.25% due 04/01/08(1).........................   75,000      52,500
       Eagle-Picher Industries, Inc.:
        9.75% due 09/01/13(12)........................  125,000     102,500
       Exide Corp.:
        10.00% due 03/19/05+(1)(8)....................  150,000           0
       General Motors Corp.:
        8.38% due 07/15/33............................  127,000     124,753
        8.80% due 03/01/21............................  200,000     205,546
       Stanadyne Corp.:
        10.00% due 08/15/14*..........................   75,000      81,000
       Venture Holdings Trust:
        11.00% due 06/01/07+(2)(5)....................   25,000         500
                                                                 ----------
                                                                    625,708
                                                                 ----------

                                                  Principal   Value
                                                   Amount@   (Note 2)

         -------------------------------------------------------------
         Banks -- 0.52%
           American Express Centurion Bank:
            2.75% due 11/16/09(1)(9)............. $ 29,000  $   29,024
           Chemical Bank:
            6.13% due 11/01/08...................   58,000      61,314
           Credit Suisse First Boston:
            6.50% due 05/01/08*..................   29,000      30,773
           Marshall & Ilsley Bank:
            3.80% due 02/08/08...................   38,000      37,567
           National City Bank, Cleveland:
            3.38% due 10/15/07...................   54,000      53,108
           PNC Bank NA:
            5.25% due 01/15/17...................   19,000      19,030
           Popular North America, Inc.:
            6.13% due 10/15/06...................   79,000      81,405
           Sovereign Bank:
            4.00% due 02/01/08...................   49,000      48,828
           Wachovia Corp.:
            6.61% due 10/01/25...................  168,000     189,053
                                                            ----------
                                                               550,102
                                                            ----------
         Beverages -- 0.07%
           Coca-Cola Enterprises, Inc.:
            8.50% due 02/01/22...................   60,000      80,612
                                                            ----------
         Broadcasting -- 2.55%
           Adelphia Communications Corp.:
            10.25% due 06/15/11+(2)(5)...........  200,000     186,500
           Charter Communications Holdings, LLC:
            9.63% due 11/15/09...................  350,000     289,625
            9.92% due 04/01/11(3)................  250,000     203,750
            10.00% due 05/15/11..................   25,000      20,438
            10.25% due 01/15/10..................   75,000      62,625
            10.75% due 10/01/09..................  225,000     194,062
            11.13% due 01/15/11..................  625,000     534,375
           COX Communications, Inc.:
            7.75% due 11/01/10...................   82,000      92,787
           Fisher Communications, Inc.:
            8.63% due 09/15/14*..................  100,000     109,250
           Insight Communications Co., Inc.:
            12.25% due 02/15/11(3)...............  350,000     350,000
           Paxson Communications Corp.:
            12.25% due 01/15/09(3)...............  275,000     268,812
           Salem Communications Corp.:
            7.75% due 12/15/10...................   25,000      26,625
           TCI Communications, Inc.:
            7.88% due 02/15/26...................  101,000     124,524
           Young Broadcasting, Inc.:
            8.75% due 01/15/14...................   50,000      49,500
            10.00% due 03/01/11..................  200,000     211,000
                                                            ----------
                                                             2,723,873
                                                            ----------
         Building Materials -- 0.12%
           Associated Materials, Inc.:
            11.25% due 03/01/14(3)...............  175,000     126,875
                                                            ----------
         Chemical -- 0.66%
           Equistar Chemicals, LP:
            10.63% due 05/01/11..................   75,000      86,625
           Huntsman International, LLC:
            7.38% due 01/01/15*..................   75,000      79,687
            9.88% due 03/01/09...................   15,000      16,538
           Huntsman, LLC:
            11.63% due 10/15/10..................   81,000      97,807
           Lyondell Chemical Co.:
            9.50% due 12/15/08...................  200,000     216,000
           Rockwood Specialties Group, Inc.:
            7.50% due 11/15/14*..................   75,000      79,125
            10.63% due 05/15/11..................   45,000      51,075

 54       STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                    Principal  Value
                                                     Amount@  (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Chemical (continued)
            RPM International, Inc.:
             4.45% due 10/15/09*................... $ 42,000  $ 41,056
            Westlake Chemical Corp.:
             8.75% due 07/15/11....................   32,000    35,680
                                                              --------
                                                               703,593
                                                              --------
          Commercial Services -- 0.68%
            Crown Cork & Seal Co., Inc.:
             8.00% due 04/15/23....................  175,000   178,062
            DI Finance/DynCorp International:
             9.50% due 02/15/13*...................   75,000    77,250
            Hertz Corp.:
             7.63% due 06/01/12....................   29,000    30,658
            Mobile Mini, Inc.:
             9.50% due 07/01/13....................   50,000    56,875
            Monitronics International, Inc.:
             11.75% due 09/01/10...................  150,000   163,500
            Petroleum Helicopters, Inc.:
             9.38% due 05/01/09....................   25,000    27,125
            PHH Corp.:
             6.00% due 03/01/08....................   49,000    51,003
            Rent-Way, Inc.:
             11.88% due 06/15/10...................  125,000   139,688
                                                              --------
                                                               724,161
                                                              --------
          Conglomerates -- 0.31%
            Foamex, LP:
             10.75% due 04/01/09...................   50,000    46,375
            Park-Ohio Industries, Inc.:
             8.38% due 11/15/14*...................   75,000    74,625
            Tyco International Group SA:
             6.88% due 01/15/29....................  185,000   213,413
                                                              --------
                                                               334,413
                                                              --------
          Drugs -- 0.34%
            American Home Products Corp.:
             6.95% due 03/15/11....................   45,000    49,958
            Merck & Co., Inc.:
             2.50% due 03/30/07....................   29,000    28,124
             4.75% due 03/01/15....................   38,000    37,229
            NeighborCare, Inc.:
             6.88% due 11/15/13....................  150,000   158,250
            Pfizer, Inc.:
             4.65% due 03/01/18....................   42,000    40,374
            Schering-Plough Corp.:
             6.50% due 12/01/33....................   45,000    51,238
                                                              --------
                                                               365,173
                                                              --------
          Electronics/Electrical Equipment -- 0.15%
            Coleman Cable, Inc.:
             9.88% due 10/01/12*...................   50,000    52,750
            Muzak, LLC:
             9.88% due 03/15/09....................   50,000    30,000
            Sanmina-SCI Corp.:
             6.75% due 03/01/13*...................   50,000    50,187
            Telex Communications, Inc.:
             11.50% due 10/15/08...................   25,000    27,438
                                                              --------
                                                               160,375
                                                              --------
          Finance Companies -- 0.74%
            Countrywide Home Loans, Inc.:
             5.50% due 08/01/06....................   74,000    75,670
            Ford Motor Credit Co.:
             4.95% due 01/15/08....................   49,000    48,503
             7.88% due 06/15/10....................   38,000    40,565
            FPL Group Capital, Inc.:
             4.09% due 02/16/07....................   87,000    87,094

                                                                Principal   Value
                                                                 Amount@   (Note 2)

------------------------------------------------------------------------------------
Finance Companies (continued)
  General Motors Acceptance Corp.:
   6.75% due 12/01/14.......................................... $ 41,000  $   39,440
   6.88% due 09/15/11..........................................  128,000     126,921
   8.00% due 11/01/31..........................................   93,000      93,291
  Household Finance Corp.:
   6.38% due 10/15/11..........................................   49,000      53,458
  Worldspan Financing Corp.:
   9.02% due 02/15/11*(9)......................................  225,000     223,312
                                                                          ----------
                                                                             788,254
                                                                          ----------
Financial Services -- 2.91%
  AAC Group Holding Corp.:
   10.25% due 10/01/12*(3).....................................   75,000      54,000
  AMR HoldCo., Inc. and EmCare HoldCo., Inc.:
   10.00% due 02/15/15*........................................  100,000     105,750
  Arch Western Finance, LLC:
   6.75% due 07/01/13..........................................   75,000      78,000
  Athena Neurosciences Finance, LLC:
   7.25% due 02/21/08..........................................   50,000      46,000
  Bear Island Paper Co., LLC:
   10.00% due 12/01/07.........................................  150,000     150,000
  Borden US Finance Corp.:
   9.00% due 07/15/14*.........................................   50,000      55,625
  Capital One Financial Corp.:
   4.74% due 05/17/07..........................................   30,000      30,301
  Chukchansi Economic Development Auth.:
   14.50% due 06/15/09*........................................  375,000     472,500
  Citigroup, Inc.:
   5.85% due 12/11/34..........................................  187,000     195,388
  Consolidated Communications Holdings, Inc.:
   9.75% due 04/01/12*.........................................  150,000     162,000
  ESI Tractebel Acquisition Corp.:
   7.99% due 12/30/11..........................................  100,000     105,931
  General Electric Capital Corp.:
   5.38% due 03/15/07..........................................   49,000      50,319
  H&E Equipment Services, LLC:
   11.13% due 06/15/12.........................................   75,000      82,500
  Huntsman Advanced Materials, LLC:
   11.00% due 07/15/10*........................................   75,000      88,313
  MedCath Holdings Corp.:
   9.88% due 07/15/12..........................................   75,000      82,500
  Merrill Lynch & Co., Inc.:
   4.25% due 02/08/10..........................................   38,000      37,529
  Nexstar Finance Holdings, LLC:
   11.38% due 04/01/13(3)......................................  225,000     180,000
  PCA, LLC/PCA Finance Corp.:
   11.88% due 08/01/09.........................................  200,000     170,000
  PX Escrow Corp.:
   9.63% due 02/01/06(3).......................................  225,000     218,531
  Terra Capital, Inc.:
   11.50% due 06/01/10.........................................   81,000      94,365
   12.88% due 10/15/08.........................................  100,000     122,500
  TIAA Global Markets:
   4.13% due 11/15/07*.........................................   32,000      31,960
  Tyco International Group SA Participation Certificate Trust:
   4.44% due 06/15/07*.........................................  410,000     411,634
  Valor Telecommunications Enterprises, LLC:
   7.75% due 02/15/15*.........................................   75,000      77,813
                                                                          ----------
                                                                           3,103,459
                                                                          ----------
Foods -- 0.29%
  American Stores Co.:
   7.90% due 05/01/17..........................................   56,000      65,510
  Wornick Co.:
   10.88% due 07/15/11.........................................  225,000     243,000
                                                                          ----------
                                                                             308,510
                                                                          ----------

 February 28, 2005      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       55
                                   (Unaudited) - CONTINUED


                                                    Principal     Value
                                                     Amount@     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Funeral Services -- 0.16%
        Alderwoods Group, Inc.:
         7.75% due 09/15/12*.................... $        25,000 $ 26,812
        Carriage Services, Inc.:
         7.88% due 01/15/15*....................         112,000  117,320
        Service Corp. International:
         6.75% due 04/01/16.....................          25,000   25,500
                                                                 --------
                                                                  169,632
                                                                 --------
      Healthcare -- 0.74%
        Community Health Systems, Inc.:
         6.50% due 12/15/12*....................          75,000   75,469
        Concentra Operating Corp.:
         9.13% due 06/01/12.....................          25,000   26,844
        Curative Health Services, Inc.:
         10.75% due 05/01/11....................         125,000  108,750
        Encore Medical Corp.:
         9.75% due 10/01/12*....................          50,000   49,250
        Genesis HealthCare Corp.:
         2.50% due 03/15/25*(1)(8)..............          50,000   50,000
         8.00% due 10/15/13.....................          50,000   55,000
        Inverness Medical Innovations, Inc.:
         8.75% due 02/15/12*....................         100,000  104,500
        Pediatric Services of America, Inc.:
         10.00% due 04/15/08(1)(8)..............          25,000   25,250
        Psychiatric Solutions, Inc.:
         10.63% due 06/15/13....................          83,000   96,072
        Team Health, Inc.:
         9.00% due 04/01/12.....................         200,000  199,000
                                                                 --------
                                                                  790,135
                                                                 --------
      Hospital Management -- 0.33%
        HCA, Inc.:
         6.38% due 01/15/15.....................         100,000  101,496
        Tenet Healthcare Corp.:
         6.50% due 06/01/12.....................         100,000   92,250
         9.25% due 02/01/15*....................         100,000  102,500
        Triad Hospitals, Inc.:
         7.00% due 11/15/13.....................          50,000   51,563
                                                                 --------
                                                                  347,809
                                                                 --------
      Hospital Supplies -- 0.19%
        Cardinal Health, Inc.:
         6.00% due 01/15/06.....................          68,000   69,020
        Universal Hospital Services, Inc.:
         10.13% due 11/01/11....................         125,000  129,375
                                                                 --------
                                                                  198,395
                                                                 --------
      Household Products -- 0.68%
        Jostens Holding Corp.:
         10.25% due 12/01/13(3).................         150,000  107,250
        Procter & Gamble Co.:
         2.00% due 06/21/10.....................  JPY 52,000,000  526,708
        Revlon Consumer Products Corp.:
         8.63% due 02/01/08.....................         100,000   92,250
                                                                 --------
                                                                  726,208
                                                                 --------
      Information Processing - Hardware -- 0.02%
        Seagate Technology HDD Holdings:
         8.00% due 05/15/09.....................          25,000   26,937
                                                                 --------
      Information Processing - Services -- 0.05%
        Spheris, Inc.:
         11.00% due 12/15/12*...................          50,000   52,500
                                                                 --------
      Insurance -- 0.71%
        Americo Life, Inc.:
         7.88% due 05/01/13*....................          28,000   29,644
        Assurant, Inc.:
         6.75% due 02/15/34.....................          84,000   93,106

                                                 Principal   Value
                                                  Amount@   (Note 2)

           ----------------------------------------------------------
           Insurance (continued)
             Coventry Health Care, Inc.:
              6.13% due 01/15/15*............... $ 42,000  $   43,365
             Crum & Forster Holdings Corp.:
              10.38% due 06/15/13...............   75,000      85,125
             Fidelity National Financial, Inc.:
              7.30% due 08/15/11................   59,000      63,820
             Ohio Casualty Corp.:
              7.30% due 06/15/14................  410,000     441,717
                                                           ----------
                                                              756,777
                                                           ----------
           Leisure & Tourism -- 1.29%
             Denny's Corp.:
              10.00% due 10/01/12*..............  175,000     189,437
             Eldorado Resorts, LLC:
              9.00% due 04/15/14(1).............  250,000     250,000
             Hilton Hotels Corp.:
              7.50% due 12/15/17................   57,000      66,161
              7.95% due 04/15/07................   59,000      63,191
             Hollywood Casino Corp.:
              13.00% due 08/01/06+(2)...........  200,000     166,000
             Leslie's Poolmart, Inc.:
              7.75% due 02/01/13*...............   25,000      25,938
             Riviera Holdings Corp.:
              11.00% due 06/15/10...............   60,000      67,800
             Sbarro, Inc.:
              11.00% due 09/15/09...............   75,000      75,375
             Six Flags, Inc.:
              4.50% due 05/15/15................  250,000     248,750
             True Temper Sports, Inc.:
              8.38% due 09/15/11................  125,000     120,313
             Waterford Gaming, LLC:
              8.63% due 09/15/12*...............   92,000      98,900
                                                           ----------
                                                            1,371,865
                                                           ----------
           Machinery -- 0.13%
             Briggs & Stratton Corp.:
              8.88% due 03/15/11................   50,000      60,000
             Dresser-Rand Group, Inc.:
              7.38% due 11/01/14*...............   75,000      78,375
                                                           ----------
                                                              138,375
                                                           ----------
           Medical Technology -- 0.04%
             CDRV Investors, Inc.:
              9.63% due 01/01/15*(3)............   75,000      46,500
                                                           ----------
           Metals -- 0.15%
             Allegheny Technologies, Inc.:
              8.38% due 12/15/11................   50,000      55,500
             Freeport McMoRan Resources:
              7.00% due 02/15/08................   50,000      51,500
             Renco Metals, Inc.:
              11.50% due 07/01/03+(1)(5)(6)(8)..   75,000           0
             Ryerson Tull, Inc.:
              8.25% due 12/15/11*...............   25,000      25,000
              9.13% due 07/15/06................   25,000      26,000
                                                           ----------
                                                              158,000
                                                           ----------
           Multimedia -- 0.34%
             COX Enterprises, Inc.:
              8.00% due 02/15/07*...............   28,000      29,766
             Haights Cross Operating Co.:
              11.75% due 08/15/11...............  100,000     113,500
             Time Warner Entertainment Co., LP:
              8.38% due 03/15/23................  176,000     221,738
                                                           ----------
                                                              365,004
                                                           ----------
           Oil & Gas -- 2.33%
             Belden & Blake Corp.:
              8.75% due 07/15/12................   50,000      50,875

 56       STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                 Principal   Value
                                                  Amount@   (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS (continued)
           Oil & Gas (continued)
             Chesapeake Energy Corp.:
              6.88% due 01/15/16................ $ 75,000  $   80,625
              7.50% due 09/15/13................   25,000      27,750
              9.00% due 08/15/12................   25,000      28,500
             Citgo Petroleum Corp.:
              6.00% due 10/15/11*...............   50,000      51,500
             Colorado Interstate Gas Co.:
              6.85% due 06/15/37................   75,000      78,555
             ConocoPhillips:
              7.00% due 03/30/29................  225,000     270,413
             Dynegy-Roseton/Danskammer:
              7.67% due 11/08/16................   75,000      70,500
             El Paso Production Holding Co.:
              7.75% due 06/01/13................  250,000     268,125
             Encore Acquisition Co.:
              6.25% due 04/15/14................   25,000      25,188
              8.38% due 06/15/12................   50,000      55,250
             Enterprise Products Operating, LP:
              5.00% due 03/01/15*...............   21,000      20,452
              5.75% due 03/01/35*...............  104,000      99,706
              6.65% due 10/15/34*...............  104,000     112,387
             Exco Resources, Inc.:
              7.25% due 01/15/11................   25,000      26,563
             Frontier Oil Corp.:
              6.63% due 10/01/11................   25,000      25,750
             Hanover Compressor Co.:
              zero coupon due 03/31/07..........  225,000     201,937
             Hilcorp Energy, LP:
              10.50% due 09/01/10*..............  175,000     199,062
             KCS Energy, Inc.:
              7.13% due 04/01/12................   50,000      52,625
             Oslo Seismic Services, Inc.:
              8.28% due 06/01/11................  119,397     124,703
             Pride International, Inc.:
              7.38% due 07/15/14................   50,000      55,625
             Seitel, Inc.:
              11.75% due 07/15/11...............  175,000     197,750
             Trico Marine Services, Inc.:
              8.88% due 05/15/12+(2)(5).........  400,000     360,000
                                                           ----------
                                                            2,483,841
                                                           ----------
           Paper/Forest Products -- 1.12%
             Boise Cascade, LLC:
              5.54% due 10/15/12*(9)............  175,000     180,687
             Caraustar Industries, Inc.:
              7.38% due 06/01/09................   25,000      26,438
              9.88% due 04/01/11................   50,000      54,750
             Constar International, Inc.:
              6.15% due 02/15/12*(9)............   50,000      50,750
              11.00% due 12/01/12...............   96,000     100,800
             Fibermark, Inc.:
              10.75% due 04/15/11+(2)(5)........   75,000      55,500
             Georgia-Pacific Corp.:
              8.00% due 01/15/24................  100,000     119,500
             Packaging Corp. of America:
              5.75% due 08/01/13................   42,000      42,782
             Pliant Corp.:
              13.00% due 06/01/10...............  150,000     146,625
             Sealed Air Corp.:
              6.88% due 07/15/33*...............   84,000      92,601
             Specialty Paperboard, Inc.:
              9.38% due 10/15/06+(2)(5).........  325,000     240,500
             Tekni-Plex, Inc.:
              12.75% due 06/15/10...............  100,000      89,000
                                                           ----------
                                                            1,199,933
                                                           ----------

                                                       Principal  Value
                                                        Amount@  (Note 2)

      -------------------------------------------------------------------
      Pollution Control -- 0.12%
        Allied Waste North America, Inc.:
         7.38% due 04/15/14........................... $ 75,000  $ 72,000
         9.25% due 09/01/12...........................   50,000    55,250
                                                                 --------
                                                                  127,250
                                                                 --------
      Publishing -- 0.14%
        American Lawyer Media, Inc.:
         9.75% due 12/15/07...........................  143,000   145,681
                                                                 --------
      Railroads & Equipment -- 0.30%
        Burlington Northern Santa Fe Corp.:
         8.13% due 04/15/20...........................  117,000   150,580
        Norfolk Southern Corp.:
         9.00% due 03/01/21...........................  122,000   165,769
                                                                 --------
                                                                  316,349
                                                                 --------
      Real Estate -- 0.05%
        EOP Operating, LP:
         8.38% due 03/15/06...........................   51,000    53,378
                                                                 --------
      Real Estate Investment Trusts -- 0.32%
        iStar Financial, Inc.:
         5.15% due 03/01/12...........................   22,000    21,884
        National Health Investors, Inc.:
         7.30% due 07/16/07...........................   75,000    76,836
        Omega Healthcare Investors, Inc.:
         6.95% due 08/01/07...........................   25,000    25,906
         7.00% due 04/01/14...........................   50,000    51,250
        Senior Housing Properties Trust:
         8.63% due 01/15/12...........................  150,000   171,375
                                                                 --------
                                                                  347,251
                                                                 --------
      Retail -- 0.72%
        Ferrellgas, LP:
         6.75% due 05/01/14...........................  175,000   175,875
        General Nutrition Centers, Inc.:
         8.50% due 12/01/10...........................   50,000    42,375
        MTS, Inc.:
         10.00% due 03/15/09+(1)(4)(8)................   14,317     3,722
        Rite Aid Corp.:
         6.88% due 08/15/13...........................   50,000    47,000
        Saks, Inc.:
         7.00% due 12/01/13...........................  125,000   130,000
         9.88% due 10/01/11...........................   50,000    60,375
        Stater Brothers Holdings, Inc.:
         8.13% due 06/15/12...........................  125,000   130,000
        Wal-Mart Stores, Inc.:
         4.00% due 01/15/10...........................   74,000    72,863
        Winn-Dixie Pass-Through Trust Certificates:
         7.80% due 09/01/17*(5).......................  144,989   109,467
                                                                 --------
                                                                  771,677
                                                                 --------
      Savings & Loan -- 0.02%
        Washington Mutual, Inc.:
         4.38% due 01/15/08...........................   25,000    25,064
                                                                 --------
      Semiconductors -- 0.08%
        Freescale Semiconductor, Inc.:
         7.13% due 07/15/14...........................   75,000    81,750
                                                                 --------
      Telecommunications -- 4.21%
        AirGate PCS, Inc.:
         9.38% due 09/01/09...........................  163,300   175,956
        Alaska Communications Systems Holdings, Inc.:
         9.88% due 08/15/11...........................   82,000    88,765
        Alltel Corp.:
         4.66% due 05/17/07...........................   38,000    38,392
         7.00% due 03/15/16...........................   25,000    28,608
        American Cellular Corp.:
         10.00% due 08/01/11..........................  375,000   365,156

 February 28, 2005      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       57
                                   (Unaudited) - CONTINUED


                                                                Principal   Value
                                                                 Amount@   (Note 2)
------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
Telecommunications (continued)
  AT&T Wireless Services, Inc.:
   7.35% due 03/01/06.......................................... $ 69,000  $   71,411
  Cincinnati Bell Telephone Co.:
   7.18% due 12/15/23..........................................   25,000      24,875
   7.20% due 11/29/23..........................................  125,000     125,000
  Cincinnati Bell, Inc.:
   7.00% due 02/15/15*.........................................   25,000      25,125
   7.25% due 06/15/23..........................................   25,000      25,125
   8.38% due 01/15/14*.........................................   25,000      25,844
   8.38% due 01/15/14..........................................   25,000      25,843
  Citizens Communications Co.:
   7.45% due 07/01/35..........................................  419,000     402,240
  GCB iPCS, Inc.:
   14.00% due 07/15/10+(1)(8)..................................  950,000           0
  GTE Corp.:
   6.94% due 04/15/28..........................................    7,000       7,819
  LCI International, Inc.:
   7.25% due 06/15/07..........................................  925,000     901,875
  Nextel Communications, Inc.:
   6.88% due 10/31/13..........................................  275,000     297,000
  Nextmedia Operating, Inc.:
   10.75% due 07/01/11.........................................   50,000      55,625
  Rural Cellular Corp.:
   9.63% due 05/15/08..........................................  220,000     217,800
   9.75% due 01/15/10..........................................  125,000     119,375
  Southwestern Bell Telephone Co.:
   6.55% due 10/07/08..........................................  200,000     212,180
  Sprint Capital Corp.:
   6.88% due 11/15/28..........................................  168,000     185,378
  Triton PCS, Inc.:
   8.75% due 11/15/11..........................................  250,000     213,750
   9.38% due 02/01/11..........................................  300,000     262,500
  TSI Telecommunication Services Syniverse Technologies, Inc.:
   12.75% due 02/01/09.........................................   25,000      28,531
  United States West Communications, Inc.:
   7.13% due 11/15/43..........................................  175,000     161,000
   7.25% due 10/15/35..........................................  275,000     269,500
   7.50% due 06/15/23..........................................   25,000      24,750
   8.88% due 06/01/31..........................................   25,000      26,000
  Zeus Special Subsidiary, Ltd.:
   9.25% due 02/01/15*(3)......................................  125,000      83,437
                                                                          ----------
                                                                           4,488,860
                                                                          ----------
Textile - Products -- 0.02%
  Collins & Aikman Floor Cover:
   9.75% due 02/15/10..........................................   25,000      27,000
                                                                          ----------
Tobacco -- 0.05%
  North Atlantic Holding Co., Inc.:
   12.25% due 03/01/14(3)......................................  175,000      38,500
  North Atlantic Trading Co.:
   9.25% due 03/01/12..........................................   25,000      19,875
                                                                          ----------
                                                                              58,375
                                                                          ----------
Utilities - Electric -- 3.21%
  AES Corp.:
   8.88% due 11/01/27..........................................  125,000     135,000
  Calpine Corp.:
   4.75% due 11/15/23..........................................  450,000     340,875
   8.75% due 07/15/13*.........................................  615,000     493,537
  Edison Mission Energy:
   9.88% due 04/15/11..........................................  150,000     179,250
  FirstEnergy Corp.:
   7.38% due 11/15/31..........................................  104,000     122,171
  Mirant Corp.:
   7.90% due 07/15/09*+(2)(5)..................................  825,000     668,250
  Mission Energy Holding Co.:
   13.50% due 07/15/08.........................................  875,000   1,093,750

                                                  Principal      Value
                                                   Amount@      (Note 2)

      Utilities - Electric (continued)
        Pacific Gas & Electric Co.:
         6.05% due 03/01/34................... $       192,000 $   202,408
        Reliant Energy, Inc.:
         6.75% due 12/15/14...................          25,000      24,813
        Reliant Resources, Inc.:
         9.50% due 07/15/13...................          50,000      56,250
        Tiverton/Rumford Power Assoc., Ltd.:
         9.00% due 07/15/18*..................          99,337      79,470
        UniSource Energy Corp.:
         4.50% due 03/01/35*..................          25,000      25,688
                                                               -----------
                                                                 3,421,462
                                                               -----------
      Utilities - Gas, Distribution -- 0.04%
        Sempra Energy:
         4.62% due 05/17/07...................          38,000      38,329
                                                               -----------
      Utilities - Gas, Pipeline -- 1.66%
        Duke Capital Corp.:
         8.00% due 10/01/19...................          49,000      59,777
        Dynegy Holdings, Inc.:
         8.75% due 02/15/12...................          50,000      50,750
        El Paso Natural Gas Co.:
         7.63% due 08/01/10...................          75,000      81,375
         8.63% due 01/15/22...................         275,000     328,625
        NGC Corp. Capital Trust I:
         8.32% due 06/01/27...................         850,000     697,000
        Pacific Energy Partners, LP:
         7.13% due 06/15/14...................          75,000      79,687
        Transcontinental Gas Pipe Line Corp.:
         8.88% due 07/15/12...................          50,000      61,313
        Williams Cos., Inc.:
         7.88% due 09/01/21...................         350,000     411,250
                                                               -----------
                                                                 1,769,777
                                                               -----------
      Total Corporate Bonds
         (Cost $31,743,298)...................                  33,405,757
                                                               -----------
      FOREIGN BONDS & NOTES -- 36.08%
      Banks -- 0.06%
        HBOS Treasury Services, PLC:
         3.50% due 11/30/07 *.................          64,000      62,918
                                                               -----------
      Beverages -- 0.10%
        SAB Miller, PLC:
         6.63% due 08/15/03*..................          93,000     105,612
                                                               -----------
      Broadcasting -- 0.54%
        CF Cable TV, Inc.:
         9.13% due 07/15/07...................          25,000      25,459
        Rogers Cable, Inc.:
         5.50% due 03/15/14...................          50,000      47,875
         6.25% due 06/15/13...................          25,000      25,500
        Telenet Group Holding NV:
         11.50% due 06/15/14*(3)..............         600,000     474,000
                                                               -----------
                                                                   572,834
                                                               -----------
      Building Materials -- 0.04%
        North American Energy Partners, Inc.:
         8.75% due 12/01/11...................          50,000      46,500
                                                               -----------
      Chemical -- 0.46%
        Rhodia SA:
         8.88% due 06/01/11...................         475,000     492,813
                                                               -----------
      Drugs -- 0.68%
        Abbott Japan Co., Ltd.:
         1.05% due 11/06/08...................  JPY 50,000,000     485,272
        Elan Finance, PLC/Elan Finance Corp.:
         6.51% due 11/15/11*(9)...............         100,000      87,000
         7.75% due 11/15/11*..................         175,000     155,750
                                                               -----------
                                                                   728,022
                                                               -----------

 58       STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                       Principal       Value
                                                        Amount@       (Note 2)
 ------------------------------------------------------------------------------
 FOREIGN BONDS & NOTES (continued)
 Electronics/Electrical Equipment -- 0.10%
   Chivor SA, ESP:
    9.75% due 12/30/14*............................ $        100,000 $  104,500
                                                                     ----------
 Financial Services -- 0.18%
   Bluewater Finance, Ltd.:
    10.25% due 02/15/12............................          125,000    138,125
   Canwest Media, Inc.:
    8.00% due 09/15/12*............................           50,000     53,750
                                                                     ----------
                                                                        191,875
                                                                     ----------
 Government Agencies -- 30.78%
   Brazil Federative Republic:
    3.13% due 04/15/12(9)..........................        1,301,480  1,260,874
    8.00% due 04/15/14.............................          718,616    733,851
    8.25% due 01/20/34.............................          100,000     95,000
    8.88% due 04/15/24.............................          100,000    101,000
    10.00% due 08/07/11............................          200,000    228,500
    10.13% due 05/15/27............................          165,000    184,552
    10.25% due 06/17/13............................          495,000    574,695
    11.00% due 01/11/12............................          300,000    360,000
    11.00% due 08/17/40............................        1,040,000  1,204,840
    12.00% due 04/15/10............................          120,000    147,000
    14.50% due 10/15/09............................          340,000    449,650
   Government of Australia:
    6.75% due 11/15/06.............................   AUD  1,200,000    968,951
    7.50% due 09/15/09.............................   AUD  1,030,000    878,533
   Government of Canada:
    4.25% due 09/01/08.............................   CAD  1,200,000    999,724
    5.75% due 09/01/06.............................   CAD    538,000    454,513
   Government of France:
    5.50% due 04/25/29.............................   EUR    175,000    279,907
   Government of Hungary:
    6.25% due 06/12/08.............................   HUF 41,100,000    219,802
   Government of Japan:
    3.00% due 09/20/05.............................  JPY 108,000,000  1,050,111
   Government of Ukraine:
    7.65% due 06/11/13.............................          175,000    192,273
    11.00% due 03/15/07............................          198,339    211,667
   Government of United Kingdom:
    5.00% due 03/07/12.............................   GBP    940,000  1,835,187
    7.50% due 12/07/06.............................   GBP    116,000    233,271
   Kingdom of Denmark:
    7.00% due 11/15/07.............................  DKK   4,160,000    822,360
   Kingdom of Spain:
    5.15% due 07/30/09.............................  EUR     304,000    437,483
    6.15% due 01/31/13.............................  EUR     760,000  1,186,959
   Kingdom of Sweden:
    5.00% due 01/28/09.............................  SEK   2,700,000    423,358
    5.50% due 10/08/12.............................  SEK   2,500,000    410,307
    6.75% due 05/05/14.............................  SEK   2,300,000    413,157
   Republic of Argentina:
    3.01% due 08/03/12 (9) (Local Government
     Bond).........................................          910,000    819,000
    12.00% due 06/19/31 (International Government
     Bond)+(2).....................................          307,400     98,368
   Republic of Austria:
    5.38% due 12/01/34 *(1)........................   CAD    355,000    296,751
   Republic of Colombia:
    10.75% due 01/15/13............................          290,000    338,575
    12.00% due 10/22/15............................  COP 871,000,000    373,379
   Republic of Greece:
    4.65% due 04/19/07.............................     EUR  214,000    295,274
    5.25% due 05/18/12.............................     EUR  480,000    702,579
   Republic of Italy:
    5.25% due 12/15/05.............................     EUR  478,000    647,504
    5.25% due 11/01/29.............................     EUR  744,000  1,128,677
   Republic of Panama:
    9.38% due 01/16/23.............................          100,000    118,000
    9.63% due 02/08/11.............................          125,000    147,813

                                               Principal      Value
                                                Amount@      (Note 2)
        Government Agencies (continued)
          Republic of Peru:
           5.00% due 03/07/17(10)........... $      145,200 $   138,666
           9.13% due 02/21/12...............        185,000     214,138
           9.88% due 02/06/15...............         80,000      96,600
          Republic of Turkey:
           8.00% due 02/14/34...............        200,000     211,250
           9.00% due 06/30/11...............        495,000     569,250
           9.50% due 01/15/14...............        100,000     120,125
           11.00% due 01/14/13..............        325,000     416,812
           11.88% due 01/15/30..............        140,000     201,950
          Republic of Uruguay:
           7.50% due 03/15/15...............        150,000     147,750
          Republic of Venezuela:
           3.63% due 12/18/07(9)............         71,435      71,167
           8.50% due 10/08/14...............        500,000     512,500
           9.25% due 09/15/27...............      1,065,000   1,096,950
          Russian Federation:
           3.00% due 05/14/08...............        600,000     560,100
           3.00% due 05/14/11...............        270,000     231,498
           5.00% due 03/31/30(3)............      3,260,000   3,441,256
           8.25% due 03/31/10...............        160,000     175,968
          Turkey Republic:
           7.38% due 02/05/25...............        220,000     220,000
          United Mexican States:
           5.88% due 01/15/14...............        275,000     280,913
           6.38% due 01/16/13...............        295,000     311,962
           6.63% due 03/03/15...............        370,000     396,455
           7.50% due 01/14/12...............        400,000     450,000
           8.00% due 12/24/08...............  MXN 7,396,000     631,929
           8.13% due 12/30/19...............        285,000     341,002
           8.30% due 08/15/31...............        210,000     253,155
           9.00% due 12/24/09...............  MXN 4,830,000     423,214
                                                            -----------
                                                             32,838,055
                                                            -----------
        Insurance -- 0.17%
          Fairfax Financial Holdings, Ltd.:
           8.25% due 10/01/15...............        175,000     187,250
                                                            -----------
        Leisure & Tourism -- 0.10%
          Grupo Posadas SA de CV:
           8.75% due 10/04/11*..............        100,000     109,000
                                                            -----------
        Metals -- 0.23%
          CSN Islands VII Corp.:
           10.75% due 09/12/08*.............         10,000      11,438
          CSN Islands VIII Corp.:
           9.75% due 12/16/13*..............        175,000     190,750
          Noranda, Inc.:
           6.00% due 10/15/15...............         40,000      41,723
                                                            -----------
                                                                243,911
                                                            -----------
        Oil & Gas -- 0.43%
          ENI Coordination Center:
           5.25% due 12/27/07...............    GBP 135,000     259,731
          Nexen, Inc.:
           7.88% due 03/15/32...............        161,000     201,716
                                                            -----------
                                                                461,447
                                                            -----------
        Paper/Forest Products -- 0.52%
          Abitibi-Cons., Inc.:
           8.55% due 08/01/10...............         75,000      79,687
          Stora Enso Oyj:
           3.88% due 12/15/09...............  SEK 3,200,000     470,668
                                                            -----------
                                                                550,355
                                                            -----------
        Real Estate -- 0.25%
          Brascan Corp.:
           7.38% due 03/01/33...............        222,000     262,913
                                                            -----------

 February 28, 2005      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       59
                                   (Unaudited) - CONTINUED


                                                          Principal    Value
                                                           Amount@    (Note 2)
--------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (continued)
Retail -- 0.27%
  Jean Coutu Group, Inc.:
   8.50% due 08/01/14*................................... $  175,000 $   179,375
  Vitro Envases Norteamerica SA:
   10.75% due 07/23/11*..................................     75,000      78,750
  Vitro SA de CV:
   11.75% due 11/01/13*..................................     25,000      25,375
                                                                     -----------
                                                                         283,500
                                                                     -----------
Semiconductors -- 0.14%
  MagnaChip Semiconductor SA:
   6.88% due 12/15/11*...................................     50,000      51,500
   8.00% due 12/15/14*...................................     50,000      52,625
  STATS ChipPAC, Ltd.:
   6.75% due 11/15/11*...................................     50,000      49,250
                                                                     -----------
                                                                         153,375
                                                                     -----------
Telecommunications -- 0.68%
  Deutsche Telekom International Finance BV:
   8.75% due 06/15/30....................................    161,000     216,983
  Empresa Brasileira de Telecom SA:
   11.00% due 12/15/08...................................     25,000      28,750
  Intelsat Bermuda, Ltd.:
   8.63% due 01/15/15*...................................    400,000     427,000
  Telecom Italia Capital SA:
   4.00% due 01/15/10*...................................     54,000      52,359
                                                                     -----------
                                                                         725,092
                                                                     -----------
Utilities - Electric -- 0.32%
  AES Drax Energy, Ltd.:
   11.50% due 08/30/10+(2)...............................    175,000         875
  Calpine Canada Energy Finance:
   8.50% due 05/01/08....................................    450,000     337,500
                                                                     -----------
                                                                         338,375
                                                                     -----------
Water Services -- 0.03%
  Companhia de Saneamento Basico do Estado de Sao Paulo:
   12.00% due 06/20/08*..................................     25,000      28,875
                                                                     -----------
Total Foreign Bonds & Notes
   (Cost $36,623,403)....................................             38,487,222
                                                                     -----------
UNITED STATES GOVERNMENT BONDS -- 22.68%
Government Agencies -- 12.26%
  Federal Home Loan Mtg. Corp.:
   3.75% due 03/03/08....................................    280,000     279,109
   4.50% due 02/01/20....................................    600,000     592,950
   5.00% due 09/01/18....................................    900,000     907,916
   5.00% due 05/01/34....................................    775,162     765,763
   5.00% due 02/01/35....................................  2,700,000   2,667,261
   6.00% due 01/01/30....................................     60,684      62,405
   6.00% due 12/01/31....................................    500,000     513,573
   6.00% due 02/01/32....................................    370,427     380,483
   6.50% due 07/01/29....................................     11,794      12,294
   7.00% due 06/01/29....................................     25,831      27,250
  Federal National Mtg. Assoc.:
   4.50% due 06/01/19....................................    496,448     490,629
   4.50% due 02/01/35....................................    600,001     577,864
   5.00% due 06/01/19....................................    488,971     492,809
   5.50% due 07/01/19....................................    458,830     470,375
   5.50% due 01/01/29....................................    103,635     104,845
   5.50% due 05/01/29....................................     37,184      37,603
   5.50% due 06/01/34....................................  1,267,667   1,279,567
   5.50% due 03/01/35....................................  1,000,000   1,009,356
   6.00% due 02/01/32....................................    137,692     141,315
   6.00% due 10/01/34....................................    971,707     997,648
   6.50% due 12/01/31....................................    222,619     231,993
   6.50% due 04/01/34....................................    451,403     470,813
   6.50% due 02/01/35....................................    500,000     521,035
   7.50% due 03/01/32....................................      9,178       9,815
   8.50% due 08/01/31....................................     29,395      31,919
                                                                     -----------
                                                                      13,076,590
                                                                     -----------

                                                Principal
                                                 Amount/     Value
                                                 Shares@    (Note 2)

         -------------------------------------------------------------
         Government Obligations -- 10.42%
           United States Treasury Bonds:
            5.38% due 02/15/31................. $1,370,000 $ 1,506,358
            9.38% due 02/15/06.................    320,000     338,437
           United States Treasury Notes:
            2.00% due 08/31/05.................  5,820,000   5,792,489
            2.50% due 05/31/06.................    205,000     202,798
            3.13% due 01/31/07.................     49,000      48,594
            3.38% due 10/15/09.................     73,000      71,110
            3.50% due 08/15/09.................  1,500,000   1,473,222
            3.50% due 02/15/10.................    143,000     139,838
            3.63% due 01/15/10.................     38,000      37,362
            4.00% due 06/15/09.................    410,000     411,025
            4.00% due 02/15/15.................     25,000      24,281
            4.25% due 08/15/14.................     82,000      81,247
            6.50% due 10/15/06.................    100,000     104,687
            6.50% due 02/15/10.................    800,000     888,938
                                                           -----------
                                                            11,120,386
                                                           -----------
         Total United States Government Bonds
            (Cost $24,272,370).................             24,196,976
                                                           -----------
         COMMON STOCK -- 2.77%
         Commercial Services -- 0.05%
           NES Rentals Holdings, Inc.+.........      5,026      50,260
                                                           -----------
         Leisure & Tourism -- 0.36%
           Aztar Corp.+........................      1,700      50,507
           Boyd Gaming Corp....................      2,100     102,921
           Isle of Capri Casinos, Inc.+........      1,700      47,583
           Magna Entertainment Corp., Class A+.      5,300      34,874
           MGM Mirage, Inc.+...................      2,000     148,340
                                                           -----------
                                                               384,225
                                                           -----------
         Real Estate Investment Trusts -- 0.14%
           Meristar Hospitality Corp.+.........     19,490     143,057
           National Health Investors, Inc......        398      10,340
                                                           -----------
                                                               153,397
                                                           -----------
         Retail -- 0.00%
           MTS, Inc.+(1)(8)....................      3,863           0
                                                           -----------
         Telecommunications -- 2.22%
           AirGate PCS, Inc.+(8)...............      3,575     131,095
           Alamosa PCS Holdings, Inc.+.........     25,287     322,156
           Dobson Communications Corp..........        100      75,000
           iPCS, Inc.+.........................     27,071     812,130
           IWO Holdings, Inc.+.................     31,250     937,500
           Telewest Global, Inc.+..............      5,085      84,869
                                                           -----------
                                                             2,362,750
                                                           -----------
         Total Common Stock
           (Cost $1,528,990)...................              2,950,632
                                                           -----------
         PREFERRED STOCK -- 0.59%
         Broadcasting -- 0.24%
           Paxson Communications Corp.:
            13.25%(4)..........................         31     251,100
                                                           -----------
         Commercial Services -- 0.04%
           Rent-Way, Inc.:
            8.00%(1)(8)(13)....................          4      46,147
                                                           -----------
         Financial Services -- 0.27%
           General Electric Capital Corp.:
            4.50% due 01/28/35(11).............     12,000     292,200
                                                           -----------

 60       STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2005
                     (Unaudited) - CONTINUED


                                                              Principal
                                                               Amount/      Value
                                                               Shares@     (Note 2)
-------------------------------------------------------------------------------------
PREFERRED STOCK (continued)
Retail -- 0.04%
  GNC Corp.:
   12.00%(4)................................................         50  $     43,500
                                                                         ------------
Total Preferred Stock
   (Cost $590,481)..........................................                  632,947
                                                                         ------------
WARRANTS -- 0.00%
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10 (Strike price $0.00)+*(1)(8)............         50             1
                                                                         ------------
Total Warrants
   (Cost $0)................................................                        1
                                                                         ------------
Total Long-Term Investment Securities -- 94.10%
   (Cost $95,463,542).......................................              100,375,192
                                                                         ------------
REPURCHASE AGREEMENT -- 4.93%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 2.45%, dated 2/28/05, to be repurchased
   3/1/05 in the amount of $5,254,358 and collateralized by
   Federal National Mtg. Assoc. Notes, bearing interest at
   5.75%, due 2/15/08 and having an approximate value of
   $5,415,344 (Cost $5,254,000)............................. $5,254,000     5,254,000
                                                                         ------------
Total Investments
   (Cost $100,717,542)(7)...................................      99.03%  105,629,192
Other assets less liabilities...............................       0.97%    1,035,247
                                                             ----------  ------------
NET ASSETS --                                                    100.00% $106,664,439
                                                             ==========  ============

--------
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2005, the aggregate value of these securities was $8,868,667 representing 8.31% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@  Denominated in United States dollars unless otherwise indicated.
(1)Fair valued security (see Note 2)
(2)Bond in default
(3)Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)Company has filed Chapter 11 bankruptcy.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)See Note 4 for cost of investments on a tax basis.
(8)Illiquid security
(9)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade of upgrade. The rate reflected is as of February 28, 2005.
(10)Variable rate security - the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(11)Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of February 28, 2005.
(12)Bond in default and company has filed Chapter 11 bankruptcy subsequent to February 28, 2005.
(13)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2005, the Strategic Bond Fund held the following restricted security:

                                                                      Value as a
                               Acquisition        Acquisition Market     % of
             Name                 Date     Shares    Cost     Value   Net Assets
             ----              ----------- ------ ----------- ------- ----------
Rent-Way, Inc. 8.00% Preferred
 Stock........................ 05/29/2003    4      $35,000   $46,147    0.04%
                                                    =======   =======    ====

           Open Forward Currency Contracts
           ---------------------------------------------------------
                                                           Gross
             Contracts to                                Unrealized
               Deliver    In Exchange For Delivery Date Depreciation
           ---------------------------------------------------------
           CAD 2,170,000   USD 1,752,686     5/04/05     $ (7,312)
                                                         =========

--------
Currency Legend

AUD Australian Dollar
GBP British Pound
CAD Canadian Dollar.
COP Colombian Peso
DKK Danish Krone
EUR Euro Dollar
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
SEK Swedish Krona


See Notes to Financial Statements

February 28, 2005      STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)        61

                                                              AGGRESSIVE                     CONSERVATIVE
                                                                GROWTH         CAPITAL          GROWTH
                                                              LIFESTYLE      APPRECIATION     LIFESTYLE      CORE BOND
                                                                 FUND            FUND            FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value* (unaffiliated).. $            -  $   43,830,184  $            - $   73,871,509
Long-term investment securities, at value* (affiliated)....     36,635,035               -      31,261,982              -
Short-term investment securities, at value*................              -               -               -              -
Repurchase agreements (cost equals market value)...........              -       1,038,000               -      6,189,000
                                                            --------------  --------------  -------------- --------------
TOTAL INVESTMENTS..........................................     36,635,035      44,868,184      31,261,982     80,060,509
                                                            --------------  --------------  -------------- --------------
Cash.......................................................         13,407             948          20,192        112,806
Foreign cash*..............................................              -               -               -              -
Deposit with broker for securities sold short..............              -               -               -              -
Receivable for:
   Trust shares sold.......................................         25,284         342,957          30,280        167,623
   Dividends and interest..................................              -          36,878               -        665,974
   Investments sold........................................        126,695       1,120,572          43,912      1,207,522
Prepaid expenses and other assets..........................            357           1,952             335          2,572
Due from investment adviser for expense
 reimbursements/fee waivers................................          4,830           9,338           4,628         13,751
                                                            --------------  --------------  -------------- --------------
TOTAL ASSETS...............................................     36,805,608      46,380,829      31,361,329     82,230,757
                                                            --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reaquired..................................         42,060           3,602           6,317         32,248
   Investments purchased...................................        109,920         788,375          67,875      2,160,003
   Interest on securities sold short.......................              -               -               -              -
   Investment advisory and management fees.................          2,750          18,961           2,366         30,408
   Shareholder services fee................................              -           8,619               -         15,204
   Administrative service fee..............................              -           2,413               -          4,257
   Transfer agent fees and expenses........................            332             665             332            664
   Trustees' fees and expenses.............................         36,951          37,814          39,116         74,870
   Other accrued expenses..................................         21,393          30,736          21,551         40,996
Variation margin on futures contracts......................              -               -               -              -
Securities sold short, at value#...........................              -               -               -              -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL LIABILITIES..........................................        213,406         891,185         137,557      2,358,650
                                                            --------------  --------------  -------------- --------------
NET ASSETS................................................. $   36,592,202  $   45,489,644  $   31,223,772 $   79,872,107
                                                            ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $       34,908  $       53,547  $       29,676 $       79,879
Additional paid in capital.................................     33,973,681      57,466,026      29,304,512     79,137,291
Accumulated undistributed net investment income (loss).....        (24,126)         (7,712)         26,545        118,692
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gain
 distributions from underlying funds.......................     (1,346,327)    (16,019,414)        658,226        479,808
Unrealized appreciation (depreciation) on investments......      3,954,066       3,997,197       1,204,813         56,437
Unrealized appreciation (depreciation) on futures
 contracts.................................................              -               -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -               -               -              -
Unrealized appreciation (depreciation) on securities sold
 short.....................................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
   NET ASSETS.............................................. $   36,592,202  $   45,489,644  $   31,223,772 $   79,872,107
                                                            ==============  ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................      3,490,756       5,354,672       2,967,576      7,987,927
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $        10.48  $         8.50  $        10.52 $        10.00
                                                            ==============  ==============  ============== ==============
--------
*Cost
   Long-term Investment securities (unaffiliated).......... $            -  $   39,832,987  $            - $   73,815,072
                                                            ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)............ $   32,680,969  $            -  $   30,057,169 $            -
                                                            ==============  ==============  ============== ==============
   Short-term investment securities........................ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
   Foreign cash............................................ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
# Proceeds from securities sold short...................... $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============

                                                                             INTERNATIONAL
                                                              HIGH YIELD       SMALL CAP      LARGE CAP        MID CAP
                                                                 BOND           EQUITY          VALUE          GROWTH
                                                                 FUND            FUND           FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value* (unaffiliated).. $   68,109,270  $   56,479,814  $   79,615,621 $   48,669,850
Long-term investment securities, at value* (affiliated)....              -               -               -              -
Short-term investment securities, at value*................              -               -       1,795,933              -
Repurchase agreements (cost equals market value)...........      7,078,000       3,121,000               -      2,795,000
                                                            --------------  --------------  -------------- --------------
TOTAL INVESTMENTS..........................................     75,187,270      59,600,814      81,411,554     51,464,850
                                                            --------------  --------------  -------------- --------------
Cash.......................................................        185,902             369             797            241
Foreign cash*..............................................         28,014         282,429               -            163
Deposit with broker for securities sold short..............        653,442          22,988               -              -
Receivable for:
   Trust shares sold.......................................        361,349         955,836         180,557         45,515
   Dividends and interest..................................      1,120,282          60,164         147,219         21,033
   Investments sold........................................      1,324,648          84,464               -        313,796
Prepaid expenses and other assets..........................          2,698           2,134           2,223          2,095
Due from investment adviser for expense
 reimbursements/fee waivers................................         16,745          22,756          10,860         19,189
                                                            --------------  --------------  -------------- --------------
TOTAL ASSETS...............................................     78,880,350      61,031,954      81,753,210     51,866,882
                                                            --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reaquired..................................         43,688         264,678          99,397         66,608
   Investments purchased...................................      2,698,466         370,955               -      1,341,027
   Interest on securities sold short.......................         37,062               -               -              -
   Investment advisory and management fees.................         39,829          37,379          30,616         30,769
   Shareholder services fee................................         14,225          10,383          15,308          9,618
   Administrative service fee..............................          3,983           2,907           4,286          2,693
   Transfer agent fees and expenses........................            674             554             553            554
   Trustees' fees and expenses.............................         42,503          46,918          51,890         44,684
   Other accrued expenses..................................         29,938          46,542          33,284         33,831
Variation margin on futures contracts......................              -               -               -              -
Securities sold short, at value#...........................        679,913          28,151               -              -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -               -              -
                                                            --------------  --------------  -------------- --------------
TOTAL LIABILITIES..........................................      3,590,281         808,467         235,334      1,529,784
                                                            --------------  --------------  -------------- --------------
NET ASSETS................................................. $   75,290,069  $   60,223,487  $   81,517,876 $   50,337,098
                                                            ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $       85,283  $       45,820  $       61,040 $       71,820
Additional paid in capital.................................     69,669,876      50,377,810      67,537,426     50,723,090
Accumulated undistributed net investment income (loss).....        123,739         (50,378)         26,068        (74,502)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gain
 distributions from underlying funds.......................        270,668       1,010,022       2,173,944     (6,949,059)
Unrealized appreciation (depreciation) on investments......      5,166,418       8,835,943      11,719,398      6,565,726
Unrealized appreciation (depreciation) on futures
 contracts.................................................              -               -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................            556           9,433               -             23
Unrealized appreciation (depreciation) on securities sold
 short.....................................................        (26,471)         (5,163)              -              -
                                                            --------------  --------------  -------------- --------------
   NET ASSETS.............................................. $   75,290,069  $   60,223,487  $   81,517,876 $   50,337,098
                                                            ==============  ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.............................................      8,528,261       4,582,031       6,104,026      7,181,959
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $         8.83  $        13.14          $13.35 $         7.01
                                                            ==============  ==============  ============== ==============
--------
*Cost
   Long-term Investment securities (unaffiliated).......... $   62,942,852  $   47,643,871  $   67,896,223    $42,104,124
                                                            ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            - $            -
                                                            ==============  ==============  ============== ==============
   Short-term investment securities........................ $            -  $               $    1,795,933 $            -
                                                            ==============  ==============  ============== ==============
   Foreign cash............................................ $       27,458  $      276,121  $            - $          159
                                                            ==============  ==============  ============== ==============
# Proceeds from securities sold short...................... $      653,442  $       22,988  $            - $            -
                                                            ==============  ==============  ============== ==============

See Notes to Financial Statements

62  STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED February 28, 2005


                                                                              MODERATE
                                                                MID CAP        GROWTH           MONEY         SMALL CAP
                                                                 VALUE        LIFESTYLE       MARKET II        GROWTH
                                                                 FUND           FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value* (unaffiliated).. $  250,370,570  $            - $            -  $   43,395,990
Long-term investment securities, at value* (affiliated)....              -      66,801,230              -               -
Short-term investment securities, at value*................              -               -     65,423,676         884,000
Repurchase agreements (cost equals market value)...........      6,392,000               -      4,933,000               -
                                                            --------------  -------------- --------------  --------------
TOTAL INVESTMENTS..........................................    256,762,570      66,801,230     70,356,676      44,279,990
                                                            --------------  -------------- --------------  --------------
Cash.......................................................            240          18,628          3,100             804
Foreign cash*..............................................              -               -              -               -
Deposit with broker for securities sold short..............              -               -              -               -
Receivable for:
   Trust shares sold.......................................        752,581         185,846        158,177         232,229
   Dividends and interest..................................        151,980               -         33,886           5,564
   Investments sold........................................      5,052,038         107,744              -         503,893
Prepaid expenses and other assets..........................         12,831          13,392          2,838           2,099
Due from investment adviser for expense
 reimbursements/fee waivers................................         19,721           6,125         10,662           8,791
                                                            --------------  -------------- --------------  --------------
TOTAL ASSETS...............................................    262,751,961      67,132,965     70,565,339      45,033,370
                                                            --------------  -------------- --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................         52,919          14,286        445,034           6,293
   Investments purchased...................................      3,333,229         279,304              -         375,354
   Interest on securities sold short.......................              -               -              -               -
   Investment advisory and management fees.................        141,347           5,041         13,275          28,579
   Shareholder services fee................................         48,092               -         13,275           8,406
   Administrative service fee..............................         13,466               -          3,717           2,353
   Transfer agent fees and expenses........................            664             332            221             664
   Trustees' fees and expenses.............................        150,700          67,549         85,197          44,491
   Other accrued expenses..................................         62,515          28,442         52,480          34,301
Variation margin on futures contracts......................              -               -              -               -
Securities sold short, at value#...........................              -               -              -               -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -              -               -
                                                            --------------  -------------- --------------  --------------
TOTAL LIABILITIES..........................................      3,802,932         394,954        613,199         500,441
                                                            --------------  -------------- --------------  --------------
NET ASSETS................................................. $  258,949,029  $   66,738,011 $   69,952,140  $   44,532,929
                                                            ==============  ============== ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $      149,311  $       57,454 $      699,522  $       37,905
Additional paid in capital.................................    212,316,685      61,273,121     69,252,705      46,746,062
Accumulated undistributed net investment income (loss).....       (214,061)         15,045            (87)       (229,824)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gain
 distributions from underlying funds.......................     11,464,561         773,997              -      (9,314,130)
Unrealized appreciation (depreciation) on investments......     35,231,535       4,618,394              -       7,292,916
Unrealized appreciation (depreciation) on futures contracts              -               -              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................            998               -              -               -
Unrealized appreciation (depreciation) on securities sold
 short.....................................................              -               -              -               -
                                                            --------------  -------------- --------------  --------------
   NET ASSETS.............................................. $  258,949,029  $   66,738,011 $   69,952,140  $   44,532,929
                                                            ==============  ============== ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000  1,000,000,000   1,000,000,000
   Outstanding.............................................     14,931,123       5,745,432     69,952,227       3,790,462
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $        17.34  $        11.62 $         1.00  $        11.75
                                                            ==============  ============== ==============  ==============
--------
*Cost
   Long-term Investment securities (unaffiliated).......... $  215,139,035  $            - $            -  $   36,103,074
                                                            ==============  ============== ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $   62,182,836 $            -  $            -
                                                            ==============  ============== ==============  ==============
   Short-term investment securities........................ $            -  $            - $   65,423,676  $      884,000
                                                            ==============  ============== ==============  ==============
   Foreign cash............................................ $            -  $            - $            -  $            -
                                                            ==============  ============== ==============  ==============
# Proceeds from securities sold short...................... $            -  $            - $            -  $            -
                                                            ==============  ============== ==============  ==============

                                                                SMALL         SOCIALLY       STRATEGIC
                                                              CAP VALUE      RESPONSIBLE       BOND
                                                                FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value* (unaffiliated).. $   91,887,612 $   95,264,715  $  100,375,192
Long-term investment securities, at value* (affiliated)....              -         75,417               -
Short-term investment securities, at value*................              -      3,454,400               -
Repurchase agreements (cost equals market value)...........      3,175,000      5,011,000       5,254,000
                                                            -------------- --------------  --------------
TOTAL INVESTMENTS..........................................     95,062,612    103,805,532     105,629,192
                                                            -------------- --------------  --------------
Cash.......................................................            500            910         333,805
Foreign cash*..............................................              -              -         251,389
Deposit with broker for securities sold short..............              -              -               -
Receivable for:
   Trust shares sold.......................................        135,830      1,520,978         346,374
   Dividends and interest..................................         99,560        140,813       1,394,519
   Investments sold........................................              -              -       1,243,097
Prepaid expenses and other assets..........................          3,153          1,604           1,286
Due from investment adviser for expense
 reimbursements/fee waivers................................         15,481          8,900          13,438
                                                            -------------- --------------  --------------
TOTAL ASSETS...............................................     95,317,136    105,478,737     109,213,100
                                                            -------------- --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired.................................         87,749          6,268          77,715
   Investments purchased...................................              -              -       2,305,994
   Interest on securities sold short.......................              -              -               -
   Investment advisory and management fees.................         50,557         19,226          47,982
   Shareholder services fee................................         17,970         19,226          19,992
   Administrative service fee..............................          5,031          5,383           5,598
   Transfer agent fees and expenses........................            553            221             454
   Trustees' fees and expenses.............................         63,014         14,931          53,081
   Other accrued expenses..................................         38,250         17,831          30,533
Variation margin on futures contracts......................              -         54,905               -
Securities sold short, at value#...........................              -              -               -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -              -           7,312
                                                            -------------- --------------  --------------
TOTAL LIABILITIES..........................................        263,124        137,991       2,548,661
                                                            -------------- --------------  --------------
NET ASSETS................................................. $   95,054,012 $  105,340,746  $  106,664,439
                                                            ============== ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............... $       63,937 $       95,316  $       96,660
Additional paid in capital.................................     75,955,883    104,007,578     100,067,477
Accumulated undistributed net investment income (loss).....         22,958         33,667         195,869
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gain
 distributions from underlying funds.......................      1,676,938       (215,506)      1,389,955
Unrealized appreciation (depreciation) on investments......     17,334,296      1,379,526       4,911,650
Unrealized appreciation (depreciation) on futures contracts              -         40,165               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -              -           2,828
Unrealized appreciation (depreciation) on securities sold
 short.....................................................              -              -               -
                                                            -------------- --------------  --------------
   NET ASSETS.............................................. $   95,054,012 $  105,340,746  $  106,664,439
                                                            ============== ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)..................  1,000,000,000  1,000,000,000   1,000,000,000
   Outstanding.............................................      6,393,714      9,531,597       9,666,045
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE........................................ $        14.87 $        11.05  $        11.03
                                                            ============== ==============  ==============
--------
*Cost
   Long-term Investment securities (unaffiliated).......... $   74,553,316 $   93,882,314  $   95,463,542
                                                            ============== ==============  ==============
   Long-term investment securities (affiliated)............ $            - $       78,292  $            -
                                                            ============== ==============  ==============
   Short-term investment securities........................ $            - $    3,454,400  $            -
                                                            ============== ==============  ==============
   Foreign cash............................................ $            - $            -  $      246,677
                                                            ============== ==============  ==============
# Proceeds from securities sold short...................... $            - $            -  $            -
                                                            ============== ==============  ==============

See Notes to Financial Statements

For the Period Ended February 28, 2005            STATEMENTS OF OPERATIONS (Unaudited)              63

                                                                        AGGRESSIVE               CONSERVATIVE
                                                                          GROWTH      CAPITAL       GROWTH
                                                                        LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND
                                                                           FUND         FUND         FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................... $        -   $  338,903   $        -  $        -
Dividends (affiliated).................................................    217,478            -      436,747           -
Interest (unaffiliated)................................................         55       12,188           65   1,901,407
                                                                        ----------   ----------   ----------  ----------
   Total investment income*............................................    217,533      351,091      436,812   1,901,407
                                                                        ----------   ----------   ----------  ----------
EXPENSES:
Investment advisory and management fees................................     17,498      122,516       15,418     185,013
Administrative service fee.............................................          -       15,593            -      25,902
Shareholder service fees...............................................          -       55,689            -      92,507
Transfer agent fees....................................................        661        1,322          661       1,322
Registration fees......................................................         21           22           23         113
Custodian fees.........................................................      5,851       23,349        5,851      23,236
Reports to shareholders................................................      6,725        7,193        6,370      14,256
Audit and tax fees.....................................................      9,610       11,214        9,563      13,449
Legal fees.............................................................      1,460        1,542        1,286       2,582
Trustees' fees and expenses............................................      6,038        7,568        5,797      12,323
Interest expense on securities sold short..............................          -            -            -           -
Other expenses.........................................................      1,751        1,818        1,707       2,578
                                                                        ----------   ----------   ----------  ----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly...............................................     49,615      247,826       46,676     373,281
                                                                        ----------   ----------   ----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..    (32,117)     (58,483)     (31,258)    (88,361)
   Fees paid indirectly (Note 7).......................................          -            -            -           -
                                                                        ----------   ----------   ----------  ----------
   Net expenses........................................................     17,498      189,343       15,418     284,920
                                                                        ----------   ----------   ----------  ----------
Net investment income (loss)...........................................    200,035      161,748      421,394   1,616,487
                                                                        ----------   ----------   ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
 Net realized gain (loss) on investments** (unaffiliated)..............          -     (815,012)           -     671,629
 Net realized gain (loss) on investments (affiliated)..................  1,995,530            -      799,865           -
 Net realized gain (loss) from capital gain distributions from
   underlying funds (affiliated).......................................    565,862            -      305,962           -
 Net realized gain (loss) on securities sold short.....................          -            -            -           -
 Net realized gain (loss) on futures contracts.........................          -            -            -           -
 Net realized foreign exchange gain (loss) on other assets and
   liabilities.........................................................          -            -            -           -
 Net increase from payments by affiliates (Note 3).....................          -            -            -           -
                                                                        ----------   ----------   ----------  ----------
Net realized gain (loss) on investments and foreign currencies.........  2,561,392     (815,012)   1,105,827     671,629
                                                                        ----------   ----------   ----------  ----------
 Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)......................................................          -    4,698,376            -    (569,732)
 Change in unrealized appreciation (depreciation) on investments
   (affiliated)........................................................  2,437,232            -    1,128,202           -
 Change in unrealized appreciation (depreciation) on futures contracts.          -            -            -           -
 Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..............................................          -            -            -           -
 Change in unrealized appreciation (depreciation) on securities sold
   short...............................................................          -            -            -      (1,500)
                                                                        ----------   ----------   ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies.......  2,437,232    4,698,376    1,128,202    (571,232)
                                                                        ----------   ----------   ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies............................................................  4,998,624    3,883,364    2,234,029     100,397
                                                                        ----------   ----------   ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $5,198,659   $4,045,112   $2,655,423  $1,716,884
                                                                        ==========   ==========   ==========  ==========
*Net of foreign withholding taxes on interest and dividends of......... $        -   $      289   $        -  $    1,044
                                                                        ----------   ----------   ----------  ----------
**Net of foreign withholding taxes on capital gains of................. $        -   $        -   $        -  $        -
                                                                        ----------   ----------   ----------  ----------

                                                                                    INTERNATIONAL
                                                                        HIGH YIELD    SMALL CAP    LARGE CAP     MID CAP
                                                                           BOND        EQUITY        VALUE       GROWTH
                                                                           FUND         FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)............................................... $   17,546   $   231,288  $   869,498  $  151,499
Dividends (affiliated).................................................          -             -            -           -
Interest (unaffiliated)................................................  2,652,763        14,335           21      17,757
                                                                        ----------   -----------  -----------  ----------
   Total investment income*............................................  2,670,309       245,623      869,519     169,256
                                                                        ----------   -----------  -----------  ----------
EXPENSES:
Investment advisory and management fees................................    222,076       203,528      191,994     192,414
Administrative service fee.............................................     22,208        15,830       26,879      16,841
Shareholder service fees...............................................     79,313        56,536       95,997      60,145
Transfer agent fees....................................................      1,334         1,102        1,101       1,102
Registration fees......................................................        127            14           22           1
Custodian fees.........................................................     23,432        47,732       23,235      23,399
Reports to shareholders................................................      9,876        11,836       10,883       9,577
Audit and tax fees.....................................................     13,418        15,904       11,486      11,480
Legal fees.............................................................      1,875         2,293        2,324       1,958
Trustees' fees and expenses............................................      9,236         7,420       11,485       7,876
Interest expense on securities sold short..............................     13,621             -            -           -
Other expenses.........................................................      2,614         2,349        2,195       2,147
                                                                        ----------   -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly...............................................    399,130       364,544      377,601     326,940
                                                                        ----------   -----------  -----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)..    (85,048)     (138,400)     (66,569)   (122,448)
   Fees paid indirectly (Note 7).......................................          -             -            -           -
                                                                        ----------   -----------  -----------  ----------
   Net expenses........................................................    314,082       226,144      311,032     204,492
                                                                        ----------   -----------  -----------  ----------
Net investment income (loss)...........................................  2,356,227        19,479      558,487     (35,236)
                                                                        ----------   -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
 Net realized gain (loss) on investments** (unaffiliated)..............    645,224     6,218,891    2,949,859   3,935,373
 Net realized gain (loss) on investments (affiliated)..................          -             -            -           -
 Net realized gain (loss) from capital gain distributions from
   underlying funds (affiliated).......................................          -             -            -           -
 Net realized gain (loss) on securities sold short.....................     (3,833)            -            -           -
 Net realized gain (loss) on futures contracts.........................          -             -            -           -
 Net realized foreign exchange gain (loss) on other assets and
   liabilities.........................................................      1,544      (231,828)           -      14,212
 Net increase from payments by affiliates (Note 3).....................          -             -            -           -
                                                                        ----------   -----------  -----------  ----------
Net realized gain (loss) on investments and foreign currencies.........    642,935     5,987,063    2,949,859   3,949,585
                                                                        ----------   -----------  -----------  ----------
 Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)......................................................  4,710,650     5,438,087    7,260,345   4,022,323
 Change in unrealized appreciation (depreciation) on investments
   (affiliated)........................................................          -             -            -           -
 Change in unrealized appreciation (depreciation) on futures contracts.          -             -            -           -
 Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..............................................        978         8,482            -          (8)
 Change in unrealized appreciation (depreciation) on securities sold
   short...............................................................    (26,471)       (5,163)           -           -
                                                                        ----------   -----------  -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies.......  4,685,157     5,441,406    7,260,345   4,022,315
                                                                        ----------   -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies............................................................  5,328,092    11,428,469   10,210,204   7,971,900
                                                                        ----------   -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $7,684,319   $11,447,948  $10,768,691  $7,936,664
                                                                        ==========   ===========  ===========  ==========
*Net of foreign withholding taxes on interest and dividends of......... $      246   $    21,779  $       226  $      628
                                                                        ----------   -----------  -----------  ----------
**Net of foreign withholding taxes on capital gains of................. $        -   $     1,004  $         -  $        -
                                                                        ----------   -----------  -----------  ----------

See Notes to Financial Statements

64       STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED        For the Period Ended February 28, 2005


                                                                                           MODERATE
                                                                               MID CAP      GROWTH      MONEY    SMALL CAP
                                                                                VALUE      LIFESTYLE  MARKET II   GROWTH
                                                                                FUND         FUND       FUND       FUND
----------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................... $ 1,022,472  $        -  $      -  $   44,924
Dividends (affiliated)......................................................           -     637,306         -           -
Interest (unaffiliated).....................................................      45,513         102   689,308       9,267
                                                                             -----------  ----------  --------  ----------
   Total investment income*.................................................   1,067,985     637,408   689,308      54,191
                                                                             -----------  ----------  --------  ----------
EXPENSES:
Investment advisory and management fees.....................................     820,986      30,743    87,880     179,556
Administrative service fee..................................................      78,074           -    24,606      14,787
Shareholder service fees....................................................     278,837           -    87,880      52,811
Transfer agent fees.........................................................       1,322         661       440       1,322
Registration fees...........................................................           -          71         -          23
Custodian fees..............................................................      31,196       5,851    23,252      23,368
Reports to shareholders.....................................................      32,893      11,187    16,009       9,263
Audit and tax fees..........................................................      12,461       9,758    10,518      11,625
Legal fees..................................................................       6,303       2,152     2,501       1,865
Trustees' fees and expenses.................................................      32,309      10,331    12,228       7,055
Interest expense on securities sold short...................................           -           -         -           -
Other expenses..............................................................       3,678       2,211     1,710       2,189
                                                                             -----------  ----------  --------  ----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly................................................   1,298,059      72,965   267,024     303,864
                                                                             -----------  ----------  --------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).......    (126,941)    (42,223)  (70,174)    (58,819)
   Fees paid indirectly (Note 7)............................................     (21,795)          -         -           -
                                                                             -----------  ----------  --------  ----------
   Net expenses.............................................................   1,149,323      30,742   196,850     245,045
                                                                             -----------  ----------  --------  ----------
Net investment income (loss)................................................     (81,338)    606,666   492,458    (190,854)
                                                                             -----------  ----------  --------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments** (unaffiliated)..................  13,321,345           -         -     856,607
  Net realized gain (loss) on investments (affiliated)......................           -   1,933,820         -           -
  Net realized gain (loss) from capital gain distributions from underlying
   funds (affiliated).......................................................           -     832,951         -           -
  Net realized gain (loss) on securities sold short.........................           -           -         -           -
  Net realized gain (loss) on futures contracts.............................           -           -         -           -
  Net realized foreign exchange gain (loss) on other assets and liabilities.     (11,519)          -         -           9
  Net increase from payments by affiliates (Note 3).........................           -           -         -           -
                                                                             -----------  ----------  --------  ----------
Net realized gain (loss) on investments and foreign currencies..............  13,309,826   2,766,771         -     856,616
                                                                             -----------  ----------  --------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................................  21,404,961           -         -   5,209,896
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................................           -   3,646,587         -           -
  Change in unrealized appreciation (depreciation) on futures contracts.....           -           -         -           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..........................................................       1,365           -         -           -
  Change in unrealized appreciation (depreciation) on securities
   sold short...............................................................           -           -         -           -
                                                                             -----------  ----------  --------  ----------
Net unrealized gain (loss) on investments and foreign currencies............  21,406,326   3,646,587         -   5,209,896
                                                                             -----------  ----------  --------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  34,716,152   6,413,358         -   6,066,512
                                                                             -----------  ----------  --------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $34,634,814  $7,020,024  $492,458  $5,875,658
                                                                             ===========  ==========  ========  ==========
*Net of foreign withholding taxes on interest and dividends of.............. $    10,866  $        -  $      -  $      127
                                                                             -----------  ----------  --------  ----------
**Net of foreign withholding taxes on capital gains of...................... $         -  $        -  $      -  $        -
                                                                             -----------  ----------  --------  ----------

                                                                              SMALL CAP    SOCIALLY    STRATEGIC
                                                                                VALUE     RESPONSIBLE    BOND
                                                                                FUND         FUND        FUND
-----------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................... $   775,431  $  653,706  $    8,820
Dividends (affiliated)......................................................           -         169           -
Interest (unaffiliated).....................................................      30,861      71,207   2,899,195
                                                                             -----------  ----------  ----------
   Total investment income*.................................................     806,292     725,082   2,908,015
                                                                             -----------  ----------  ----------
EXPENSES:
Investment advisory and management fees.....................................     301,716      78,679     272,701
Administrative service fee..................................................      29,822      22,030      31,815
Shareholder service fees....................................................     106,508      78,679     113,625
Transfer agent fees.........................................................       1,102         440         893
Registration fees...........................................................           -           -         128
Custodian fees..............................................................      23,077      23,588      26,698
Reports to shareholders.....................................................      13,788       3,773      12,137
Audit and tax fees..........................................................      11,460      11,539      13,729
Legal fees..................................................................       2,573       1,265       2,395
Trustees' fees and expenses.................................................      10,946       5,872      12,983
Interest expense on securities sold short...................................           -           -           -
Other expenses..............................................................       2,593       1,583       2,696
                                                                             -----------  ----------  ----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly................................................     503,585     227,448     489,800
                                                                             -----------  ----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).......     (98,853)    (51,206)    (85,291)
   Fees paid indirectly (Note 7)............................................           -           -           -
                                                                             -----------  ----------  ----------
   Net expenses.............................................................     404,732     176,242     404,509
                                                                             -----------  ----------  ----------
Net investment income (loss)................................................     401,560     548,840   2,503,506
                                                                             -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments** (unaffiliated)..................   2,485,476     641,043   1,756,694
  Net realized gain (loss) on investments (affiliated)......................           -     (20,461)          -
  Net realized gain (loss) from capital gain distributions from underlying
   funds (affiliated).......................................................           -           -           -
  Net realized gain (loss) on securities sold short.........................           -           -           -
  Net realized gain (loss) on futures contracts.............................           -     385,938           -
  Net realized foreign exchange gain (loss) on other assets and liabilities.           -           -      86,952
  Net increase from payments by affiliates (Note 3).........................           -      20,461           -
                                                                             -----------  ----------  ----------
Net realized gain (loss) on investments and foreign currencies..............   2,485,476   1,026,981   1,843,646
                                                                             -----------  ----------  ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)...............................................   8,603,863   1,903,439   3,107,612
  Change in unrealized appreciation (depreciation) on
   investments (affiliated).................................................           -      (5,692)          -
  Change in unrealized appreciation (depreciation) on futures contracts.....           -      65,226           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities..........................................................           -           -       1,811
  Change in unrealized appreciation (depreciation) on securities
   sold short...............................................................           -           -           -
                                                                             -----------  ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies............   8,603,863   1,962,973   3,109,423
                                                                             -----------  ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................  11,089,339   2,989,954   4,953,069
                                                                             -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................. $11,490,899  $3,538,794  $7,456,575
                                                                             ===========  ==========  ==========
*Net of foreign withholding taxes on interest and dividends of.............. $         -  $        -  $    8,243
                                                                             -----------  ----------  ----------
**Net of foreign withholding taxes on capital gains of...................... $         -  $        -  $        -
                                                                             -----------  ----------  ----------

See Notes to Financial Statements

                     STATEMENTS OF CHANGES IN NET ASSETS              65

                                                                   AGGRESSIVE GROWTH                  CAPITAL
                                                                    LIFESTYLE FUND               APPRECIATION FUND
                                                             ----------------------------  ----------------------------
                                                                 For the                       For the
                                                             Six Months Ended   For the    Six Months Ended   For the
                                                               February 28,    Year Ended    February 28,    Year Ended
                                                                   2005        August 31,        2005        August 31,
                                                               (Unaudited)        2004       (Unaudited)        2004
                                                             ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $   200,035    $   298,944    $   161,748    $   (79,774)
  Net realized gain (loss) on investments and foreign
   currencies...............................................     2,561,392      3,275,157       (815,012)     1,427,012
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     2,437,232       (692,940)     4,698,376     (1,030,393)
                                                               -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................     5,198,659      2,881,161      4,045,112        316,845
                                                               -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................      (235,132)      (295,103)      (136,132)             -
  Net realized gain on securities...........................             -              -              -              -
                                                               -----------    -----------    -----------    -----------
Total distributions to shareholders.........................      (235,132)      (295,103)      (136,132)             -
                                                               -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................    (1,891,496)     2,306,928       (963,456)     7,074,828
                                                               -----------    -----------    -----------    -----------
Total increase (decrease) in net assets.....................     3,072,031      4,892,986      2,945,524      7,391,673
NET ASSETS:
Beginning of period.........................................    33,520,171     28,627,185     42,544,120     35,152,447
                                                               -----------    -----------    -----------    -----------
End of period+..............................................   $36,592,202    $33,520,171    $45,489,644    $42,544,120
                                                               ===========    ===========    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $   (24,126)   $    10,971    $    (7,712)   $   (33,328)
                                                               ===========    ===========    ===========    ===========

                                                                  CONSERVATIVE GROWTH
                                                                    LIFESTYLE FUND                CORE BOND FUND
                                                             ----------------------------  ----------------------------
                                                                 For the                       For the
                                                             Six Months Ended   For the    Six Months Ended   For the
                                                               February 28,    Year Ended    February 28,    Year Ended
                                                                   2005        August 31,        2005        August 31,
                                                               (Unaudited)        2004       (Unaudited)        2004
                                                             ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $   421,394    $   942,704    $ 1,616,487    $ 2,358,009
  Net realized gain (loss) on investments and foreign
   currencies...............................................     1,105,827      2,826,935        671,629        233,225
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     1,128,202     (1,566,074)      (571,232)     1,190,797
                                                               -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................     2,655,423      2,203,565      1,716,884      3,782,031
                                                               -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................      (422,112)      (926,203)    (1,568,977)    (2,485,003)
  Net realized gain on securities...........................             -              -       (223,226)    (1,555,224)
                                                               -----------    -----------    -----------    -----------
Total distributions to shareholders.........................      (422,112)      (926,203)    (1,792,203)    (4,040,227)
                                                               -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................    (1,658,328)     1,719,210      8,538,313      8,148,374
                                                               -----------    -----------    -----------    -----------
Total increase (decrease) in net assets.....................       574,983      2,996,572      8,462,994      7,890,178
NET ASSETS:
Beginning of period.........................................    30,648,789     27,652,217     71,409,113     63,518,935
                                                               -----------    -----------    -----------    -----------
End of period+..............................................   $31,223,772    $30,648,789    $79,872,107    $71,409,113
                                                               ===========    ===========    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $    26,545    $    27,263    $   118,692    $    71,182
                                                               ===========    ===========    ===========    ===========

See Notes to Financial Statements

       66        STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                   INTERNATIONAL
                                                                 HIGH YIELD BOND FUND          SMALL CAP EQUITY FUND
                                                             ----------------------------  ----------------------------
                                                                 For the                       For the
                                                             Six Months Ended   For the    Six Months Ended   For the
                                                               February 28,    Year Ended    February 28,    Year Ended
                                                                   2005        August 31,        2005        August 31,
                                                               (Unaudited)        2004       (Unaudited)        2004
                                                             ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $ 2,356,227    $ 4,401,912    $    19,479    $   527,829
  Net realized gain (loss) on investments and foreign
   currencies...............................................       642,935      3,159,024      5,987,063      5,651,560
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     4,685,157        (88,821)     5,441,406        870,193
                                                               -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................     7,684,319      7,472,115     11,447,948      7,049,582
                                                               -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................    (2,371,022)    (4,350,004)      (152,146)      (507,002)
  Net realized gain on securities...........................    (1,345,599)             -       (277,505)             -
                                                               -----------    -----------    -----------    -----------
Total distributions to shareholders.........................    (3,716,621)    (4,350,004)      (429,651)      (507,002)
                                                               -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................    17,760,360      8,453,886      7,977,819     (7,521,516)
                                                               -----------    -----------    -----------    -----------
Total increase (decrease) in net assets.....................    21,728,058     11,575,997     18,996,116       (978,936)
NET ASSETS:
Beginning of period.........................................    53,562,011     41,986,014     41,227,371     42,206,307
                                                               -----------    -----------    -----------    -----------
End of period+..............................................   $75,290,069    $53,562,011    $60,223,487    $41,227,371
                                                               ===========    ===========    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $   123,739    $   138,534    $   (50,378)   $    82,289
                                                               ===========    ===========    ===========    ===========

                                                                 LARGE CAP VALUE FUND           MID CAP GROWTH FUND
                                                             ----------------------------  ----------------------------
                                                                 For the                       For the
                                                             Six Months Ended   For the    Six Months Ended   For the
                                                               February 28,    Year Ended    February 28,    Year Ended
                                                                   2005        August 31,        2005        August 31,
                                                               (Unaudited)        2004       (Unaudited)        2004
                                                             ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $   558,487    $   723,202    $   (35,236)   $  (201,672)
  Net realized gain (loss) on investments and foreign
   currencies...............................................     2,949,859      4,398,225      3,949,585      6,964,299
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     7,260,345      1,098,664      4,022,315     (4,627,821)
                                                               -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................    10,768,691      6,220,091      7,936,664      2,134,806
                                                               -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................      (557,370)      (724,004)             -              -
  Net realized gain on securities...........................    (3,197,600)             -              -              -
                                                               -----------    -----------    -----------    -----------
Total distributions to shareholders.........................    (3,754,970)      (724,004)             -              -
                                                               -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................     4,672,798     19,452,224     (2,045,527)    (1,473,866)
                                                               -----------    -----------    -----------    -----------
Total increase (decrease) in net assets.....................    11,686,519     24,948,311      5,891,137        660,940
NET ASSETS:
Beginning of period.........................................    69,831,357     44,883,046     44,445,961     43,785,021
                                                               -----------    -----------    -----------    -----------
End of period+..............................................   $81,517,876    $69,831,357    $50,337,098    $44,445,961
                                                               ===========    ===========    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $    26,068    $    24,951    $   (74,502)   $   (39,266)
                                                               ===========    ===========    ===========    ===========

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        67


                                                                                                   MODERATE GROWTH
                                                                   MID CAP VALUE FUND              LIFESTYLE FUND
                                                             -----------------------------  ----------------------------
                                                                 For the                        For the
                                                             Six Months Ended   For the     Six Months Ended   For the
                                                               February 28,    Year Ended     February 28,    Year Ended
                                                                   2005        August 31,         2005        August 31,
                                                               (Unaudited)        2004        (Unaudited)        2004
                                                             ---------------- ------------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $    (81,338)  $    209,413    $   606,666    $ 1,167,467
  Net realized gain (loss) on investments and foreign
   currencies...............................................     13,309,826     22,171,712      2,766,771      5,945,945
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     21,406,326     (1,216,398)     3,646,587     (2,688,056)
                                                               ------------   ------------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................     34,634,814     21,164,727      7,020,024      4,425,356
                                                               ------------   ------------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................       (153,060)      (190,001)      (612,982)    (1,158,503)
  Net realized gain on securities...........................    (20,020,808)             -              -              -
                                                               ------------   ------------    -----------    -----------
Total distributions to shareholders.........................    (20,173,868)      (190,001)      (612,982)    (1,158,503)
                                                               ------------   ------------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................     51,880,833     36,442,943      4,086,992      5,285,574
                                                               ------------   ------------    -----------    -----------
Total increase (decrease) in net assets.....................     66,341,779     57,417,669     10,494,034      8,552,427
NET ASSETS:
Beginning of period.........................................    192,607,250    135,189,581     56,243,977     47,691,550
                                                               ------------   ------------    -----------    -----------
End of period+..............................................   $258,949,029   $192,607,250    $66,738,011    $56,243,977
                                                               ============   ============    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $   (214,061)  $     20,337    $    15,045    $    21,361
                                                               ============   ============    ===========    ===========

                                                                 MONEY MARKET II FUND          SMALL CAP GROWTH FUND
                                                             ----------------------------  ----------------------------
                                                                 For the                       For the
                                                             Six Months Ended   For the    Six Months Ended   For the
                                                               February 28,    Year Ended    February 28,    Year Ended
                                                                   2005        August 31,        2005        August 31,
                                                               (Unaudited)        2004       (Unaudited)        2004
                                                             ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..............................   $   492,458    $   422,780    $  (190,854)   $  (399,772)
  Net realized gain (loss) on investments and foreign
   currencies...............................................             -              -        856,616      6,353,188
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................             -              -      5,209,896     (2,921,965)
                                                               -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................       492,458        422,780      5,875,658      3,031,451
                                                               -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income.....................................      (492,545)      (422,780)             -              -
  Net realized gain on securities...........................             -              -              -              -
                                                               -----------    -----------    -----------    -----------
Total distributions to shareholders.........................      (492,545)      (422,780)             -              -
                                                               -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................    (2,948,566)    (6,897,510)       (97,748)    (8,566,822)
                                                               -----------    -----------    -----------    -----------
Total increase (decrease) in net assets.....................    (2,948,653)    (6,897,510)     5,777,910     (5,535,371)
NET ASSETS:
Beginning of period.........................................    72,900,793     79,798,303     38,755,019     44,290,390
                                                               -----------    -----------    -----------    -----------
End of period+..............................................   $69,952,140    $72,900,793    $44,532,929    $38,755,019
                                                               ===========    ===========    ===========    ===========
+ Includes accumulated undistributed net investment
 income (loss)..............................................   $       (87)   $         -    $  (229,824)   $   (38,970)
                                                               ===========    ===========    ===========    ===========

See Notes to Financial Statements

       68        STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                       SMALL CAP VALUE FUND        SOCIALLY RESPONSIBLE FUND
                                                                   ----------------------------  ----------------------------
                                                                       For the                       For the
                                                                   Six Months Ended   For the    Six Months Ended   For the
                                                                     February 28,    Year Ended    February 28,    Year Ended
                                                                         2005        August 31,        2005        August 31,
                                                                     (Unaudited)        2004       (Unaudited)        2004
                                                                   ---------------- -----------  ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).....................................   $   401,560    $   233,772    $    548,840   $   210,157
 Net realized gain (loss) on
   investments and
   foreign currencies.............................................     2,485,476      6,826,894       1,026,981       946,255
 Net unrealized gain (loss) on
   investments and
   foreign currencies.............................................     8,603,863      3,541,324       1,962,973      (356,450)
                                                                     -----------    -----------    ------------   -----------

   Net Increase (decrease) in net assets resulting from operations    11,490,899     10,601,990       3,538,794       799,962
                                                                     -----------    -----------    ------------   -----------
Distributions to shareholders from:
 Net investment income............................................      (361,962)      (272,003)       (544,048)     (211,004)
 Net realized gain on securities..................................    (4,525,473)             -               -             -
                                                                     -----------    -----------    ------------   -----------
Total distributions to shareholders...............................    (4,887,435)      (272,003)       (544,048)     (211,004)
                                                                     -----------    -----------    ------------   -----------
Net increase (decrease) in net
 assets resulting from
  capital share transactions (Note
 6)...............................................................    17,079,146      2,118,576      69,495,878    19,880,764
                                                                     -----------    -----------    ------------   -----------
Total increase (decrease) in net
 assets...........................................................    23,682,610     12,448,563      72,490,624    20,469,722
NET ASSETS:
Beginning of period...............................................    71,371,402     58,922,839      32,850,122    12,380,400
                                                                     -----------    -----------    ------------   -----------
End of period+....................................................   $95,054,012    $71,371,402    $105,340,746   $32,850,122
                                                                     ===========    ===========    ============   ===========
+ Includes accumulated
 undistributed net
 investment income (loss).........................................   $    22,958    $   (16,640)   $     33,667   $    28,875
                                                                     ===========    ===========    ============   ===========

                                                                        STRATEGIC BOND FUND
                                                                   ----------------------------
                                                                       For the
                                                                   Six Months Ended   For the
                                                                     February 28,    Year Ended
                                                                         2005        August 31,
                                                                     (Unaudited)        2004
                                                                   ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).....................................   $  2,503,506   $ 3,619,784
 Net realized gain (loss) on
   investments and
   foreign currencies.............................................      1,843,646     1,886,620
 Net unrealized gain (loss) on
   investments and
   foreign currencies.............................................      3,109,423       343,035
                                                                     ------------   -----------

   Net Increase (decrease) in net assets resulting from operations      7,456,575     5,849,439
                                                                     ------------   -----------
Distributions to shareholders from:
 Net investment income............................................     (2,426,893)   (3,603,003)
 Net realized gain on securities..................................     (2,131,530)     (538,087)
                                                                     ------------   -----------
Total distributions to shareholders...............................     (4,558,423)   (4,141,090)
                                                                     ------------   -----------
Net increase (decrease) in net
 assets resulting from
  capital share transactions (Note
 6)...............................................................     23,973,626    32,519,260
                                                                     ------------   -----------
Total increase (decrease) in net
 assets...........................................................     26,871,778    34,227,609
NET ASSETS:
Beginning of period...............................................     79,792,661    45,565,052
                                                                     ------------   -----------
End of period+....................................................   $106,664,439   $79,792,661
                                                                     ============   ===========
+ Includes accumulated
 undistributed net
 investment income (loss).........................................   $    195,869   $   119,256
                                                                     ============   ===========

See Notes to Financial Statements

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)           69


Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*             Mid Cap Value Fund
Capital Appreciation Fund                     Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*           Money Market II Fund
Core Bond Fund                                Small Cap Growth Fund
High Yield Bond Fund                          Small Cap Value Fund
International Small Cap Equity Fund (formerly Socially Responsible Fund
  International Growth II Fund)               Strategic Bond Fund
Large Cap Value Fund
Mid Cap Growth Fund
--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Indemnifications. Under VC II's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to VC II. In addition, in the normal course of business VC II enters into contracts that contain a variety of representations and warranties which provide general indemnifications. VC II's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against VC II that have not yet occurred. However, VC II expects the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuations

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund's Trustees. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service.

 Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less, and all investments of the Money Market II Fund, are valued by the amortized cost method which approximates fair market value.

 Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Trustees. Securities of the Lifestyle Funds are valued at the net asset value (market value) of the underlying VC I and VC II Mutual Funds.

B. Futures and Forward Currency Contracts

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Funds' activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At February 28, 2005, Money Market II Fund held 0.67% undivided interest, representing $933,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated February 28, 2005, bears interest at a rate of 2.50% per annum, has a principal amount of $138,941,000 a repurchase price of $138,950,649 and matures March 1, 2005. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
         Type of Collateral    Rate     Date     Amount      Value
         -------------------------------------------------------------
         U.S. Treasury Bills   2.48%  03/24/05 $43,295,000 $43,230,058
         U.S. Treasury Bills   2.95%  08/11/05  99,790,000  98,492,730

 In addition, at February 28, 2005, Money Market II Fund held 2.00% undivided interest, representing $4,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated February 28, 2005, bears interest at a rate of 2.59% per annum, has a principal amount of $200,000,000, a repurchase price of $200,014,389 and matures March 1, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   1.58%  07/15/13 $150,000,000 $160,125,000
U.S. Treasury Inflation Index Bonds   1.94%  04/15/29   27,147,000   43,876,339

D. Mortgage-Backed Dollar Rolls

 During the period ended February 28, 2005, the Core Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund had no TBA Rolls outstanding at period end.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     71


 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Dividends from net investment income, if any, are normally declared and paid quarterly, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp.--sub-adviser for the International Small Cap
        Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("SAAMCo")--sub-adviser for the
        Money Market II Fund.
     JPMorgan Investment Advisors, Inc.*--sub-adviser for Small Cap Value Fund. Credit Suisse Asset Management, LLC--sub-adviser for the Capital
        Appreciation Fund.
     Franklin Advisers, Inc.--sub-adviser for the Small Cap Growth Fund.
     AIM Capital Management, Inc.--sub-adviser for the Mid Cap Growth Fund. SSgA Funds Management, Inc.--sub-adviser for the Large Cap Value Fund. Wellington Management Co. LLP--sub-adviser for the Mid Cap Value Fund. *Formerly known as Banc One Investment Advisors Corp.

 Effective October 11, 2004, AIG Global Investment Corp. replaced Putnam Investment Management, LLC as the sub-adviser for the International Small Cap Equity Fund. Additionally, effective October 20, 2004, AIM Capital Management, Inc. replaced INVESCO Institutional (N.A.), Inc. as sub-adviser for the Mid Cap Growth Fund.

 The sub-advisers are compensated for their services by VALIC.

 VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Aggressive Growth Lifestyle Fund    0.10%
   -------------------------------------------------------------------------
   Capital Appreciation Fund           0.55%
   -------------------------------------------------------------------------
   Conservative Growth Lifestyle Fund  0.10%
   -------------------------------------------------------------------------
   Core Bond Fund                      0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   High Yield Bond Fund                0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
   -------------------------------------------------------------------------
   International Small Cap Equity Fund 0.90% on the first $100 million
                                       0.80% on assets over $100 million
   -------------------------------------------------------------------------
   Large Cap Value Fund                0.50%
   -------------------------------------------------------------------------
   Mid Cap Growth Fund                 0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Value Fund                  0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
   -------------------------------------------------------------------------
   Moderate Growth Lifestyle Fund      0.10%
   -------------------------------------------------------------------------
   Money Market II Fund                0.25%
   -------------------------------------------------------------------------
   Small Cap Growth Fund               0.85%
   -------------------------------------------------------------------------
   Small Cap Value Fund                0.75% on the first $50 million
                                       0.65% on the assets over $50 million
   -------------------------------------------------------------------------
   Socially Responsible Fund           0.25%
   -------------------------------------------------------------------------
   Strategic Bond Fund                 0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million

 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/05. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expense
                   Fund                           Limitation
                   -----------------------------------------
                   Aggressive Growth Lifestyle...    0.10%
                   Capital Appreciation..........    0.85%
                   Conservative Growth Lifestyle.    0.10%
                   Core Bond.....................    0.77%
                   High Yield Bond...............    0.99%
                   International Small Cap Equity    1.00%
                   Large Cap Value...............    0.81%
                   Mid Cap Growth................    0.85%
                   Mid Cap Value.................    1.05%
                   Moderate Growth Lifestyle.....    0.10%
                   Money Market II...............    0.56%
                   Small Cap Growth..............    1.16%
                   Small Cap Value...............    0.95%
                   Socially Responsible..........    0.56%
                   Strategic Bond................    0.89%

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     73


 Effective October 1, 2001, VC II entered into an Administrative Services Agreement with SAAMCo. SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC II. During the period ended February 28, 2005, VC II accrued $324,387 for accounting and administrative services.

 Effective October 17, 2000, VC II entered into an Amended and Restated Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended February 28, 2005, VC II accrued $14,785 in transfer agency and shareholder services fees.

 On July 17, 2001, VC II entered into a Shareholder Services Agreement with VALIC, which replaced an Administrative Services Agreement between VC II and VALIC dated August 26, 1998. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2005, VC II accrued $1,158,527 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended February 28, 2005, VC II has deferred $2,999 of trustee compensation.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses on the Statement of Operations:

                                                      Retirement Retirement
                                                         Plan       Plan
                                       Retirement      Expense    Payments
                                    Plan Liability as ---------------------
                                     of February 28,  For the period ended
     Fund                                 2005          February 28, 2005
     -                              -                 ---------------------
     Aggressive Growth Lifestyle...     $ 35,117       $ 2,616      $ --
     Capital Appreciation..........       35,477         2,849       147
     Conservative Growth Lifestyle.       37,217         2,595        --
     Core Bond.....................       70,669         5,268       239
     High Yield Bond...............       39,623         3,761       187
     International Small Cap Equity       43,665         3,126       139
     Large Cap Value...............       49,630         4,713       244
     Mid Cap Growth................       41,757         3,277       154
     Mid Cap Value.................      143,025        13,081       680
     Moderate Growth Lifestyle.....       64,776         4,717        --
     Money Market II...............       80,581         5,031       238
     Small Cap Growth..............       41,250         3,067       135
     Small Cap Value...............       58,181         4,941       256
     Socially Responsible..........       15,212         2,046       130
     Strategic Bond................       50,731         5,212       276

 At February 28, 2005, VALIC and AIG Annuity Insurance Co. ("AIGAIC") owned, directly or indirectly, 100% of the outstanding shares of all Funds. The ownership breakdown is as follows:

                 Fund                            VALIC  AIGAIC
                 ------------------------------ ------  ------
                 Aggressive Growth Lifestyle... 100.00%    --
                 Capital Appreciation.......... 100.00%    --
                 Conservative Growth Lifestyle. 100.00%    --
                 Core Bond..................... 100.00%    --
                 High Yield Bond............... 99.15%   0.85%
                 International Small Cap Equity 100.00%    --
                 Large Cap Value............... 100.00%    --
                 Mid Cap Growth................ 100.00%    --
                 Mid Cap Value................. 98.77%   1.23%
                 Moderate Growth Lifestyle..... 100.00%    --
                 Money Market II............... 100.00%    --
                 Small Cap Growth.............. 100.00%    --
                 Small Cap Value............... 100.00%    --
                 Socially Responsible.......... 100.00%    --
                 Strategic Bond................ 98.75%   1.25%

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                              Capital Gain
                                                                              Distribution
Fund                                       Security                 Income      Received
----------------------------- ---------------------------------- ------------ ------------
Aggressive Growth Lifestyle.. Various VCII Funds*                $   217,478      565,862
Conservative Growth Lifestyle Various VCII Funds*                    436,747      305,962
Moderate Growth Lifestyle.... Various VCII Funds*                    637,306      832,951
Socially Responsible......... American International Group, Inc.         169           --

                                                                 Market Value   Cost of     Proceeds    Realized   Unrealized
Fund                                       Security              at 08/31/04   Purchases   from Sales  Gain/(Loss) Gain/(Loss)
----------------------------- ---------------------------------- ------------ ------------ ----------- ----------- -----------
Aggressive Growth Lifestyle.. Various VCII Funds*                $33,545,560  $ 7,046,331+ $ 8,389,618 $1,995,530  $2,437,232
Conservative Growth Lifestyle Various VCII Funds*                 30,671,645    6,682,193+   8,019,923    799,865   1,128,202
Moderate Growth Lifestyle.... Various VCII Funds*                 56,276,555   17,492,431+  12,548,163  1,933,820   3,646,587
Socially Responsible......... American International Group, Inc.      80,430      159,497      138,357    (20,461)     (5,692)


Fund                                       Security
----------------------------- ----------------------------------
Aggressive Growth Lifestyle.. Various VCII Funds*
Conservative Growth Lifestyle Various VCII Funds*
Moderate Growth Lifestyle.... Various VCII Funds*
Socially Responsible......... American International Group, Inc.
                                                                  Change in
                                                                 Market Value
Fund                                       Security              at 11/30/04
----------------------------- ---------------------------------- ------------
Aggressive Growth Lifestyle.. Various VCII Funds*                $36,635,035
Conservative Growth Lifestyle Various VCII Funds*                 31,261,982
Moderate Growth Lifestyle.... Various VCII Funds*                 66,801,230
Socially Responsible......... American International Group, Inc.      75,417

--------
*See Schedule of Investments for details.
+Includes reinvestment of distributions paid.

 On September 23, 2004, AIG Global Investment Corp. ("AIGGIC"), the sub-adviser for the Socially Responsible Fund, purchased 2,300 shares of AIG common stock. On August 29, 2001, VALIC became a indirect wholly owned subsidiary of AIG and the Fund was prohibited from purchasing any additional securities issued by AIG. On October 26, 2004, AIG Global Investment Corp. sold 2,300 shares of AIG common stock, resulting in a loss of $20,461. AIG Global Investment Corp. reimbursed the Fund for the loss of $20,461.

 On December 21, 2004, AIGGIC, the sub-adviser for the International Small Cap Equity Fund, sold 24,168 shares of Prime Infrastructure Network common stock, resulting in a "naked" short sale. The Fund has an investment restriction whereby it is not permitted to engage in "naked" short trading transactions. On March 14, 2005, AIGGIC covered the short position by purchasing 24,168 shares of Prime Infrastructure Network common stock, resulting in a loss of $5,736. As of February 28, 2005, $5,163 of unrealized depreciation is included in the Statement of Assets and Liabilities.

Note 4 -- Investment Activity

 During the period ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term securities and government securities, was as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ------------------------------ ----------- ---------------
           Aggressive Growth Lifestyle... $ 6,262,990   $ 8,389,618
           Capital Appreciation..........  19,939,169    22,273,766
           Conservative Growth Lifestyle.   5,939,483     8,019,923
           Core Bond.....................  60,604,128    61,278,554
           High Yield Bond...............  34,068,372    17,107,415
           International Small Cap Equity  63,577,904    59,490,685
           Large Cap Value...............  33,007,365    32,915,029
           Mid Cap Growth................  28,422,065    29,123,338
           Mid Cap Value.................  92,076,374    64,933,790
           Moderate Growth Lifestyle.....  16,022,174    12,548,163
           Small Cap Growth..............   9,765,892    10,057,372
           Small Cap Value...............  30,181,952    15,446,880
           Socially Responsible..........  79,743,325    16,774,900
           Strategic Bond................  62,233,925    52,130,088

 The cost of purchases and proceeds from sales of U.S. government securities was as follows:

                                   Cost of     Proceeds from
                                  Securities  Securities Sold
                   Fund           Purchased     or Matured
                   ------------------------------------------
                   Core Bond..... $27,534,928   $20,387,872
                   Strategic Bond  21,471,866     6,515,134

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     75


Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2004.

 The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2005:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 34,153,261   $ 3,954,066   $1,472,292   $ 2,481,774
Capital Appreciation..........    41,544,781     5,033,741    1,710,338     3,323,403
Conservative Growth Lifestyle.    30,190,718     1,357,784      286,520     1,071,264
Core Bond.....................    80,033,508       776,732      749,731        27,001
High Yield Bond...............    70,129,619     6,623,040    1,565,389     5,057,651
International Small Cap Equity    51,457,696     9,194,045    1,050,927     8,143,118
Large Cap Value...............    69,941,080    12,666,830    1,196,356    11,470,474
Mid Cap Growth................    45,070,926     7,165,549      771,625     6,393,924
Mid Cap Value.................   221,952,360    41,916,730    7,106,520    34,810,210
Moderate Growth Lifestyle.....    62,779,384     4,714,576      692,730     4,021,846
Money Market II...............    70,356,676            --           --            --
Small Cap Growth..............    37,327,937     9,056,770    2,104,717     6,952,053
Small Cap Value...............    77,786,068    18,987,482    1,710,938    17,276,544
Socially Responsible..........   102,581,009     3,231,947    2,007,424     1,224,523
Strategic Bond................   100,724,081     5,818,360      913,249     4,905,111

 The tax character of distributable earnings and distributions paid during the year ended August 31, 2004 was as follows:

                                        Distributable Earnings           Tax Distributions
                               ---------------------------------------  --------------------
                                            Long-term
                                          Gains/ Capital   Unrealized              Long-Term
                                Ordinary       Loss       Appreciation   Ordinary   Capital
                                 Income     Carryover    (Depreciation)   Income     Gains
                               ---------- -------------- -------------- ---------- ---------
Aggressive Growth Lifestyle... $   43,765  $ (2,435,427)  $    44,542   $  295,103 $     --
Capital Appreciation..........         --   (14,530,608)   (1,374,973)          --       --
Conservative Growth Lifestyle.     62,164      (314,053)      (56,938)     926,203       --
Core Bond.....................    249,290       (50,715)      598,233    3,625,650  414,577
High Yield Bond...............    649,304     1,082,099       346,579    4,350,004       --
International Small Cap Equity    152,145    (4,035,206)    2,705,982      507,002       --
Large Cap Value...............     70,759     2,670,609     4,210,129      724,004       --
Mid Cap Growth................         --   (10,726,842)    2,371,632           --       --
Mid Cap Value.................  5,216,206    13,533,720    13,404,882      190,001       --
Moderate Growth Lifestyle.....     81,903    (1,396,226)      375,259    1,158,503       --
Money Market II...............     76,921            --            --      422,780       --
Small Cap Growth..............         --    (9,829,883)    1,742,157           --       --
Small Cap Value...............    341,109     3,471,288     8,672,681      272,003       --
Socially Responsible..........     42,485    (1,112,545)     (673,224)     211,004       --
Strategic Bond................    859,399     1,253,926     1,798,516    3,603,003  538,087

 As of August 31, 2004, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                           Capital Loss Carryforward
                                       ---------------------------------
        Fund                              2010       2011        2012
        ------------------------------ ---------- ----------- ----------
        Aggressive Growth Lifestyle... $  123,029 $ 2,312,398 $       --
        Capital Appreciation..........  5,964,379   6,282,529  2,100,734
        Conservative Growth Lifestyle.         --     314,053         --
        Core Bond.....................         --          --         --
        High Yield Bond...............         --          --         --
        International Small Cap Equity         --   4,006,710         --
        Large Cap Value...............         --          --         --
        Mid Cap Growth................    254,203  10,472,639         --
        Mid Cap Value.................         --          --         --
        Moderate Growth Lifestyle.....         --   1,396,226         --
        Money Market II...............         --          --         --
        Small Cap Growth..............  2,474,123   7,355,760         --
        Small Cap Value...............         --          --         --
        Socially Responsible..........         --   1,112,545         --
        Strategic Bond................         --          --         --

 The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended August 31, 2004.

                                                 Capital Loss
                                                 Carryforward
                  Fund                             Utilized
                  -------------------------------------------
                  Aggressive Growth Lifestyle...  $1,496,919
                  Capital Appreciation..........          --
                  Conservative Growth Lifestyle.   1,415,488
                  Core Bond.....................          --
                  High Yield Bond...............   1,853,335
                  International Small Cap Equity   3,537,872
                  Large Cap Value...............   1,594,451
                  Mid Cap Growth................   5,340,251
                  Mid Cap Value.................   2,448,189
                  Moderate Growth Lifestyle.....   2,690,396
                  Money Market II...............          --
                  Small Cap Growth..............   5,047,194
                  Small Cap Value...............     802,595
                  Socially Responsible..........     545,575
                  Strategic Bond................          --

 Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2004, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Capital Appreciation..........       $182,966               $    --
   Core Bond.....................         60,184                    --
   International Small Cap Equity             --                28,496

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                 Aggressive Growth Lifestyle                          Capital Appreciation
                        ---------------------------------------------  --------------------------------------------------
                         For the period ended    For the year ended      For the period ended       For the year ended
                          February 28, 2005*       August 31, 2004        February 28, 2005*          August 31, 2004
                        ---------------------  ----------------------  ------------------------  ------------------------
                         Shares      Amount      Shares      Amount      Shares       Amount       Shares       Amount
                        --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Shares sold............  543,325  $ 5,377,997  1,176,747  $10,763,997   1,064,689  $  8,911,532   3,724,699  $ 30,238,195
Reinvested dividends...   22,844      235,132     31,975      295,103      15,382       136,132          --            --
Shares redeemed........ (758,171)  (7,504,625)  (945,162)  (8,752,172) (1,187,700)  (10,011,120) (2,850,788)  (23,163,367)
                        --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase (decrease) (192,002) $(1,891,496)   263,560  $ 2,306,928    (107,629) $   (963,456)    873,911  $  7,074,828
                        ========  ===========  =========  ===========  ==========  ============  ==========  ============

--------
*Unaudited

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           77

                                     Conservative Growth Lifestyle
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............     485,815  $  4,977,742     1,203,385  $  11,828,219
Reinvested dividends...      40,572       422,112        94,020        926,203
Shares redeemed........    (689,193)   (7,058,182)   (1,119,332)   (11,035,212)
                        -----------  ------------  ------------  -------------
Net increase (decrease)    (162,806) $ (1,658,328)      178,073  $   1,719,210
                        ===========  ============  ============  =============

                                            High Yield Bond
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............   3,272,746  $ 28,193,607     8,806,620  $  72,422,427
Reinvested dividends...     430,210     3,716,621       531,228      4,350,004
Shares redeemed........  (1,644,532)  (14,149,868)   (8,301,284)   (68,318,545)
                        -----------  ------------  ------------  -------------
Net increase (decrease)   2,058,424  $ 17,760,360     1,036,564  $   8,453,886
                        ===========  ============  ============  =============

                                            Large Cap Value
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............   1,308,768  $ 16,795,049     3,524,338  $  42,537,038
Reinvested dividends...     286,205     3,754,970        60,095        724,004
Shares redeemed........  (1,225,743)  (15,877,221)   (1,940,475)   (23,808,818)
                        -----------  ------------  ------------  -------------
Net increase (decrease)     369,230  $  4,672,798     1,643,958  $  19,452,224
                        ===========  ============  ============  =============

                                             Mid Cap Value
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............   2,680,793  $ 45,877,179     5,331,688  $  85,500,721
Reinvested dividends...   1,180,449    20,173,868        11,654        190,001
Shares redeemed........    (832,350)  (14,170,214)   (3,027,915)   (49,247,779)
                        -----------  ------------  ------------  -------------
Net increase (decrease)   3,028,892  $ 51,880,833     2,315,427  $  36,442,943
                        ===========  ============  ============  =============

                                            Money Market II
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............  42,764,109  $ 42,764,109   160,682,029  $ 160,682,029
Reinvested dividends...     492,545       492,545       422,780        422,780
Shares redeemed........ (46,205,220)  (46,205,220) (168,002,319)  (168,002,319)
                        -----------  ------------  ------------  -------------
Net increase (decrease)  (2,948,566) $ (2,948,566)   (6,897,510) $  (6,897,510)
                        ===========  ============  ============  =============

                                            Small Cap Value
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............   1,569,926  $ 22,704,206     2,416,279  $  32,066,801
Reinvested dividends...     329,834     4,887,435        20,090        272,003
Shares redeemed........    (723,341)  (10,512,495)   (2,254,555)   (30,220,228)
                        -----------  ------------  ------------  -------------
Net increase (decrease)   1,176,419  $ 17,079,146       181,814  $   2,118,576
                        ===========  ============  ============  =============

                                            Strategic Bond
                        ------------------------------------------------------
                           For the period ended         For the year ended
                            February 28, 2005*           August 31, 2004
                        -------------------------  ---------------------------
                           Shares       Amount        Shares         Amount
                        -----------  ------------  ------------  -------------
Shares sold............   2,604,387  $ 28,616,926     5,083,807  $  54,228,473
Reinvested dividends...     416,215     4,558,423       391,748      4,141,090
Shares redeemed........    (838,398)   (9,201,723)   (2,422,847)   (25,850,303)
                        -----------  ------------  ------------  -------------
Net increase (decrease)   2,182,204  $ 23,973,626     3,052,708  $  32,519,260
                        ===========  ============  ============  =============

                                             Core Bond
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  2,072,021  $ 20,845,514   4,514,242  $ 45,345,195
Reinvested dividends...    179,196     1,792,203     405,283     4,040,227
Shares redeemed........ (1,401,041)  (14,099,404) (4,118,028)  (41,237,048)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    850,176  $  8,538,313     801,497  $  8,148,374
                        ==========  ============  ==========  ============

                                  International Small Cap Equity
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  1,600,387  $ 19,485,295   3,559,540  $ 36,186,715
Reinvested dividends...     35,924       429,651      48,439       507,002
Shares redeemed........ (1,034,490)  (11,937,127) (4,281,434)  (44,215,233)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    601,821  $  7,977,819    (673,455) $ (7,521,516)
                        ==========  ============  ==========  ============

                                          Mid Cap Growth
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    759,298  $  5,009,681   2,781,319  $ 17,012,498
Reinvested dividends...         --            --          --            --
Shares redeemed........ (1,064,455)   (7,055,208) (2,976,051)  (18,486,364)
                        ----------  ------------  ----------  ------------
Net increase (decrease)   (305,157) $ (2,045,527)   (194,732) $ (1,473,866)
                        ==========  ============  ==========  ============

                                     Moderate Growth Lifestyle
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    971,956  $ 10,787,949   2,182,155  $ 23,005,265
Reinvested dividends...     53,583       612,982     109,669     1,158,503
Shares redeemed........   (659,534)   (7,313,939) (1,777,348)  (18,878,194)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    366,005  $  4,086,992     514,476  $  5,285,574
                        ==========  ============  ==========  ============

                                         Small Cap Growth
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    609,711  $  6,872,957   2,940,363  $ 30,834,015
Reinvested dividends...         --            --          --            --
Shares redeemed........   (619,530)   (6,970,705) (3,705,150)  (39,400,837)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     (9,819) $    (97,748)   (764,787) $ (8,566,822)
                        ==========  ============  ==========  ============

                                       Socially Responsible
                        --------------------------------------------------
                          For the period ended       For the year ended
                           February 28, 2005*          August 31, 2004
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  6,604,438  $ 72,490,551   4,090,678  $ 43,051,389
Reinvested dividends...     49,420       544,048      20,419       211,004
Shares redeemed........   (327,692)   (3,538,721) (2,219,340)  (23,381,629)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  6,326,166  $ 69,495,878   1,891,757  $ 19,880,764
                        ==========  ============  ==========  ============








Shares sold............
Reinvested dividends...
Shares redeemed........

Net increase (decrease)

--------
*Unaudited

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of Mid Cap Value Fund's expenses have been reduced. For the period ended February 28, 2005, the Mid Cap Value Fund received expense reductions in the amount of $21,795.

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Money Market II Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 42.62%, 12.15% and 12.26%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 28.15% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 30.78% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. There were no borrowings during the period ended February 28, 2005.

Note 10 -- Interfund Lending Program

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2005 none of the Funds participated in this program.

                            FINANCIAL HIGHLIGHTS                      79

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                 Aggressive Growth Lifestyle Fund
                                                              --------------------------------------------------------------
                                                               Six Months
                                                                 Ended                         Year Ended August 31,
                                                              February 28,    ----------------------------------------------
                                                               2005/(f)/         2004        2003         2002       2001
                                                              ------------    -------    -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period.......................   $  9.10       $  8.37    $  7.43      $  8.82      $ 14.89
                                                              --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................      0.06/(e)/     0.08(e)    0.07/(e)/    0.05/(e)/    0.18
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................      1.39          0.73       0.94        (1.35)       (3.59)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................         -             -          -            -            -
                                                              --------------------------------------------------------------
   Total income (loss) from investment operations............      1.45          0.81       1.01        (1.30)       (3.41)
                                                              --------------------------------------------------------------
Distributions:
   From net investment income................................     (0.07)        (0.08)     (0.07)       (0.09)       (0.38)
   From net realized gain on securities......................         -             -          -            -        (2.28)
   From return of capital....................................         -             -          -            -            -
                                                              --------------------------------------------------------------
   Total distributions.......................................     (0.07)        (0.08)     (0.07)       (0.09)       (2.66)
                                                              --------------------------------------------------------------
Net asset value at end of period.............................   $ 10.48       $  9.10    $  8.37      $  7.43      $  8.82
                                                              --------------------------------------------------------------
TOTAL RETURN/(a)/............................................     15.91%         9.66%     13.66%      (14.90)%     (25.08)%
                                                              --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................      0.10%/(g)/    0.10%      0.10%        0.10%        0.10%
Ratio of expenses to average net assets/(c)/.................      0.28%/(g)/    0.34%      0.34%        0.10%        0.10%
Ratio of expense reductions to average net assets............         -             -          -            -            -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................      1.14%/(g)/    0.89%      0.92%        0.62%        0.74%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................      0.96%/(g)/    0.65%      0.68%        0.62%           -
Portfolio turnover rate......................................        20%           71%        52%         180%         105%
Number of shares outstanding at end of period (000's)........     3,491         3,683      3,419        2,763        2,136
Net assets at the end of period (000's)......................   $36,592       $33,520    $28,627      $20,522      $18,850

                                                              --------


                                                              --------
                                                                2000
                                                              -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 12.77
                                                              --------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.37
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    3.31
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -
                                                              --------
   Total income (loss) from investment operations............    3.68
                                                              --------
Distributions:
   From net investment income................................   (1.09)
   From net realized gain on securities......................   (0.47)
   From return of capital....................................       -
                                                              --------
   Total distributions.......................................   (1.56)
                                                              --------
Net asset value at end of period............................. $ 14.89
                                                              --------
TOTAL RETURN/(a)/............................................   29.91%
                                                              --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.10%
Ratio of expenses to average net assets/(c)/.................    0.10%
Ratio of expense reductions to average net assets............       -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    1.07%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................       -
Portfolio turnover rate......................................      79%
Number of shares outstanding at end of period (000's)........     938
Net assets at the end of period (000's)...................... $13,963

                                                                                        Capital Appreciation Fund
                                                              ----------------------------------------------------------
                                                               Six Months
                                                                 Ended                            Year Ended August 31,
                                                              February 28,    ------------------------------------------
                                                               2005/(f)/          2004          2003           2002
                                                              ------------    -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period.......................   $  7.79       $  7.66       $  6.71       $  9.11
                                                              ----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................      0.03/(e)/    (0.02)/(e)/   (0.00)/(e)/   (0.01)/(e)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................      0.71          0.15          0.95         (2.41)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................         -             -             -          0.02
                                                              ----------------------------------------------------------
   Total income (loss) from investment operations............      0.74          0.13          0.95         (2.40)
                                                              ----------------------------------------------------------
Distributions:
   From net investment income................................     (0.03)            -             -             -
   From net realized gain on securities......................         -             -             -             -
   From return of capital....................................         -             -             -             -
                                                              ----------------------------------------------------------
   Total distributions.......................................     (0.03)            -             -             -
                                                              ----------------------------------------------------------
Net asset value at end of period.............................   $  8.50       $  7.79       $  7.66       $  6.71
                                                              ----------------------------------------------------------
TOTAL RETURN/(a)/............................................      9.43%         1.70%        14.22%       (26.34)%/(d)/
                                                              ----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................      0.85%/(g)/    0.85%         0.85%         0.85%
Ratio of expenses to average net assets/(c)/.................      1.11%/(g)/    1.19%         1.29%         1.25%
Ratio of expense reductions to average net assets............         -             -             -             -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................      0.73%/(g)/   (0.22)%       (0.03)%       (0.09)%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................      0.46%/(g)/   (0.56)%       (0.47)%       (0.49)%
Portfolio turnover rate......................................        46%          119%           87%          126%
Number of shares outstanding at end of period (000's)........     5,355         5,462         4,588         4,082
Net assets at the end of period (000's)......................   $45,490       $42,544       $35,152       $27,406

                                                              ------------------


                                                              ------------------
                                                                2001      2000
                                                              -------   -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 17.68   $ 13.96
                                                              ------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................   (0.02)    (0.02)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................   (7.88)     4.24
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -         -
                                                              ------------------
   Total income (loss) from investment operations............   (7.90)     4.22
                                                              ------------------
Distributions:
   From net investment income................................       -         -
   From net realized gain on securities......................   (0.56)    (0.50)
   From return of capital....................................   (0.11)        -
                                                              ------------------
   Total distributions.......................................   (0.67)    (0.50)
                                                              ------------------
Net asset value at end of period............................. $  9.11   $ 17.68
                                                              ------------------
TOTAL RETURN/(a)/............................................  (45.46)%   30.68%
                                                              ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.85%     0.86%
Ratio of expenses to average net assets/(c)/.................    1.08%     1.44%
Ratio of expense reductions to average net assets............       -         -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................   (0.16)%   (0.12)%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................       -         -
Portfolio turnover rate......................................      67%       68%
Number of shares outstanding at end of period (000's)........   3,335     2,035
Net assets at the end of period (000's)...................... $30,397   $35,983

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited.
/(g)/Annualized.

       80               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                       Conservative Growth Lifestyle Fund
                                                    ------------------------------------------------------------------------
                                                     Six Months
                                                       Ended                          Year Ended August 31,
                                                    February 28,    --------------------------------------------------------
                                                     2005/(e)/          2004         2003         2002       2001      2000
                                                    ------------    -------      -------      -------      -------   -------

PER SHARE DATA
Net asset value at beginning of period.............   $  9.79       $  9.37      $  8.73      $  9.47      $ 11.33   $ 11.73
                                                    ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................      0.14/(d)/     0.30/(d)/    0.21/(d)/    0.26/(d)/    0.34      0.46
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........      0.73          0.41         0.64        (0.68)       (1.09)     1.59
   Net increase from payments by affiliates
    resulting from disposal of investments in
    violation of investment restrictions...........         -             -            -            -            -         -
                                                    ------------------------------------------------------------------------
   Total income (loss) from investment operations..      0.87          0.71         0.85        (0.42)       (0.75)     2.05
                                                    ------------------------------------------------------------------------
Distributions:
   From net investment income......................     (0.14)        (0.29)       (0.21)       (0.32)       (0.43)    (0.92)
   From net realized gain on securities............         -             -            -            -        (0.68)    (1.53)
   From return of capital..........................         -             -            -            -            -         -
                                                    ------------------------------------------------------------------------
   Total distributions.............................     (0.14)        (0.29)       (0.21)       (0.32)       (1.11)    (2.45)
                                                    ------------------------------------------------------------------------
Net asset value at end of period...................   $ 10.52       $  9.79      $  9.37      $  8.73      $  9.47   $ 11.33
                                                    ------------------------------------------------------------------------
TOTAL RETURN/(a)/..................................      8.91%         7.60%        9.90%       (4.62)%      (6.76)%   19.33%
                                                    ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......      0.10%/(f)/    0.10%        0.10%        0.10%        0.10%     0.10%
Ratio of expenses to average net assets/(c)/.......      0.30%/(f)/    0.36%        0.34%        0.10%        0.10%     0.10%
Ratio of expense reductions to average net assets..         -             -            -            -            -         -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................      2.73%/(f)/    3.01%        2.41%        2.92%        3.28%     2.99%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................      2.53%/(f)/    2.75%        2.17%        2.92%           -         -
Portfolio turnover rate............................        21%           67%          65%         181%         122%       63%
Number of shares outstanding at end of period
 (000's)...........................................     2,968         3,130        2,952        2,386        2,062     1,083
Net assets at the end of period (000's)............   $31,224       $30,649      $27,652      $20,841      $19,527   $12,268

                                                                                Core Bond Fund
                                                    ----------------------------------------------------------------------
                                                     Six Months
                                                       Ended                         Year Ended August 31,
                                                    February 28,    ------------------------------------------------------
                                                     2005/(e)/          2004         2003         2002       2001    2000
                                                    ------------    -------      -------      -------      -------  ------

PER SHARE DATA
Net asset value at beginning of period.............   $ 10.00       $ 10.02      $  9.95      $  9.91      $  9.46  $ 9.58
                                                    ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................      0.22/(d)/     0.34/(d)/    0.31/(d)/    0.48/(d)/    0.53    0.61
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........      0.02          0.22         0.09         0.09         0.46   (0.12)
   Net increase from payments by affiliates
    resulting from disposal of investments in
    violation of investment restrictions...........         -             -            -            -            -       -
                                                    ----------------------------------------------------------------------
   Total income (loss) from investment operations..      0.24          0.56         0.40         0.57         0.99    0.49
                                                    ----------------------------------------------------------------------
Distributions:
   From net investment income......................     (0.21)        (0.35)       (0.33)       (0.47)       (0.54)  (0.61)
   From net realized gain on securities............     (0.03)        (0.23)           -        (0.06)           -       -
   From return of capital..........................         -             -            -            -            -       -
                                                    ----------------------------------------------------------------------
   Total distributions.............................     (0.24)        (0.58)       (0.33)       (0.53)       (0.54)  (0.61)
                                                    ----------------------------------------------------------------------
Net asset value at end of period...................   $ 10.00       $ 10.00      $ 10.02      $  9.95      $  9.91  $ 9.46
                                                    ----------------------------------------------------------------------
TOTAL RETURN/(a)/..................................      2.41%         5.71%        4.08%        5.98%       10.81%   5.31%
                                                    ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......      0.77%/(f)/    0.77%        0.77%        0.77%        0.77%   0.80%
Ratio of expenses to average net assets/(c)/.......      1.01%/(f)/    1.07%        1.12%        1.14%        0.99%   1.42%
Ratio of expense reductions to average net assets..         -             -            -            -            -       -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................      4.37%/(f)/    3.37%        3.13%        4.94%        5.66%   6.39%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................      4.13%/(f)/    3.07%        2.77%        4.57%           -       -
Portfolio turnover rate............................       113%          179%         197%         248%         341%    476%
Number of shares outstanding at end of period
 (000's)...........................................     7,988         7,138        6,336        4,280        3,254     573
Net assets at the end of period (000's)............   $79,872       $71,409      $63,519      $42,568      $32,250  $5,420

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

                      FINANCIAL HIGHLIGHTS - CONTINUED                81

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                                  High Yield Bond Fund
                                                                        -------------------------------------------------------
                                                                         Six Months
                                                                           Ended                          Year Ended August 31,
                                                                        February 28,    ---------------------------------------
                                                                         2005/(e)/          2004          2003         2002
                                                                        ------------    --------      -------      -------

PER SHARE DATA
Net asset value at beginning of period.................................   $  8.28        $  7.73      $  6.82      $  8.16
                                                                        -------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)........................................      0.31/(d)/      0.69/(d)/    0.69/(d)/    0.74/(d)/
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................      0.74           0.54         0.90        (1.35)
   Net increase from payments by affiliates resulting from disposal
    of investments in violation of investment restrictions.............         -              -            -            -
                                                                        -------------------------------------------------------
   Total income (loss) from investment operations......................      1.05           1.23         1.59        (0.61)
                                                                        -------------------------------------------------------
Distributions:
   From net investment income..........................................     (0.32)         (0.68)       (0.68)       (0.73)
   From net realized gain on securities................................     (0.18)             -            -            -
   From return of capital..............................................         -              -            -            -
                                                                        -------------------------------------------------------
   Total distributions.................................................     (0.50)         (0.68)       (0.68)       (0.73)
                                                                        -------------------------------------------------------
Net asset value at end of period.......................................   $  8.83        $  8.28      $  7.73      $  6.82
                                                                        -------------------------------------------------------
TOTAL RETURN/(a)/......................................................     12.90%         16.27%       24.25%       (7.96)%
                                                                        -------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................      0.99%/(f)/     0.99%        0.99%        0.99%
Ratio of expenses to average net assets/(c)/...........................      1.26%/(f)/    1.31%//       1.42%        1.51%
Ratio of expense reductions to average net assets......................         -              -            -            -
Ratio of net investment income (loss) to average net assets/(b)/.......      7.43%/(f)/     8.45%        9.69%        9.80%
Ratio of net investment income (loss) to average net assets/(c)/.......      7.16%/(f)/     8.12%        9.26%        9.28%
Portfolio turnover rate................................................        30%           110%         124%         118%
Number of shares outstanding at end of period (000's)..................     8,528          6,470        5,433        2,789
Net assets at the end of period (000's)................................   $75,290        $53,562      $41,986      $19,026

                                                                        -----------------


                                                                        -----------------
                                                                          2001     2000
                                                                        -------   ------

PER SHARE DATA
Net asset value at beginning of period................................. $  9.28   $ 9.69
                                                                        -----------------
Income (loss) from investment operations:
   Net investment income (loss)........................................    0.88     0.96
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................   (1.12)   (0.41)
   Net increase from payments by affiliates resulting from disposal
    of investments in violation of investment restrictions.............       -        -
                                                                        -----------------
   Total income (loss) from investment operations......................   (0.24)    0.55
                                                                        -----------------
Distributions:
   From net investment income..........................................   (0.88)   (0.96)
   From net realized gain on securities................................       -        -
   From return of capital..............................................       -        -
                                                                        -----------------
   Total distributions.................................................   (0.88)   (0.96)
                                                                        -----------------
Net asset value at end of period....................................... $  8.16   $ 9.28
                                                                        -----------------
TOTAL RETURN/(a)/......................................................   (2.20)%   6.01%
                                                                        -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    0.99%    0.99%
Ratio of expenses to average net assets/(c)/...........................    1.19%    1.62%
Ratio of expense reductions to average net assets......................       -        -
Ratio of net investment income (loss) to average net assets/(b)/.......   10.64%   10.21%
Ratio of net investment income (loss) to average net assets/(c)/.......       -        -
Portfolio turnover rate................................................      83%      90%
Number of shares outstanding at end of period (000's)..................   2,095      628
Net assets at the end of period (000's)................................ $17,102   $5,830

                                                                        ----------------
                                                                          Six Months
                                                                            Ended
                                                                         February 28,
                                                                          2005/(e)/
                                                                        ------------

PER SHARE DATA
Net asset value at beginning of period.................................   $ 10.36
                                                                        ----------------
Income (loss) from investment operations:
   Net investment income (loss)........................................      0.00/(d)/
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................      2.89
   Net increase from payments by affiliates resulting from disposal
    of investments in violation of investment restrictions.............         -
                                                                        ----------------
   Total income (loss) from investment operations......................      2.89
                                                                        ----------------
Distributions:
   From net investment income..........................................     (0.04)
   From net realized gain on securities................................     (0.07)
   From return of capital..............................................         -
                                                                        ----------------
   Total distributions.................................................     (0.11)
                                                                        ----------------
Net asset value at end of period.......................................   $ 13.14
                                                                        ----------------
TOTAL RETURN/(a)/......................................................     28.03%
                                                                        ----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................      1.00%/(f)/
Ratio of expenses to average net assets/(c)/...........................      1.61%/(f)/
Ratio of expense reductions to average net assets......................         -
Ratio of net investment income (loss) to average net assets/(b)/.......      0.09%/(f)/
Ratio of net investment income (loss) to average net assets/(c)/.......     (0.53)%/(f)/
Portfolio turnover rate................................................       131%
Number of shares outstanding at end of period (000's)..................     4,582
Net assets at the end of period (000's)................................   $60,223

                                                                           International Small Cap Equity Fund
                                                                        ---------------------------------------------------------

                                                                                          Year Ended August 31,
                                                                        --------------------------------------------------------
                                                                            2004         2003         2002       2001      2000
                                                                        -------      -------      -------      -------   -------

PER SHARE DATA
Net asset value at beginning of period................................. $  9.07      $  8.67      $  9.97      $ 14.79   $ 11.22
                                                                        ---------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)........................................    0.11/(d)/    0.11/(d)/    0.07/(d)/    0.14      0.05
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................    1.29         0.40        (1.36)       (4.17)     4.16
   Net increase from payments by affiliates resulting from disposal
    of investments in violation of investment restrictions.............       -            -            -            -         -
                                                                        ---------------------------------------------------------
   Total income (loss) from investment operations......................    1.40         0.51        (1.29)       (4.03)     4.21
                                                                        ---------------------------------------------------------
Distributions:
   From net investment income..........................................   (0.11)       (0.11)       (0.01)       (0.03)    (0.20)
   From net realized gain on securities................................       -            -            -        (0.76)    (0.44)
   From return of capital..............................................       -            -            -            -         -
                                                                        ---------------------------------------------------------
   Total distributions.................................................   (0.11)       (0.11)       (0.01)       (0.79)    (0.64)
                                                                        ---------------------------------------------------------
Net asset value at end of period....................................... $ 10.36      $  9.07      $  8.67      $  9.97   $ 14.79
                                                                        ---------------------------------------------------------
TOTAL RETURN/(a)/......................................................   15.42%        5.94%      (12.91)%     (28.14)%   37.31%
                                                                        ---------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................    1.00%        1.01%        1.01%        1.03%     1.15%
Ratio of expenses to average net assets/(c)/...........................    1.62%        1.71%        1.88%        1.50%     1.81%
Ratio of expense reductions to average net assets......................       -            -         0.02%           -         -
Ratio of net investment income (loss) to average net assets/(b)/.......    1.09%        1.34%        0.76%        0.93%     0.31%
Ratio of net investment income (loss) to average net assets/(c)/.......    0.47%        0.65%       (0.11)%          -         -
Portfolio turnover rate................................................      85%          70%         139%          63%       81%
Number of shares outstanding at end of period (000's)..................   3,980        4,654        3,474        2,844       792
Net assets at the end of period (000's)................................ $41,227      $42,206      $30,114      $28,357   $11,715

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

       82               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                     Large Cap Value Fund
                                          -------------------------------------------------------------------------
                                           Six Months
                                             Ended                          Year Ended August 31,
                                          February 28,    ---------------------------------------------------------
                                           2005/(f)/          2004          2003         2002       2001      2000
                                          ------------    -------       -------      -------      -------   -------

PER SHARE DATA
Net asset value at beginning of period...   $ 12.18       $ 10.97       $ 10.22      $ 11.10      $ 11.60   $ 12.85
                                          -------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........      0.09/(d)/     0.15/(d)/     0.13/(d)/    0.10/(d)/    0.10      0.13
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................      1.69          1.21          0.74        (0.88)       (0.40)     0.65
   Net increase from payments by
    affiliates resulting from disposal
    of investments in violation of
    investment restrictions..............         -             -             -            -            -         -
                                          -------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................      1.78          1.36          0.87        (0.78)       (0.30)     0.78
                                          -------------------------------------------------------------------------
Distributions:
   From net investment income............     (0.09)        (0.15)        (0.12)       (0.10)       (0.09)    (0.13)
   From net realized gain on securities..     (0.52)            -             -            -        (0.07)    (1.90)
   From return of capital................         -             -             -            -        (0.04)        -
                                          -------------------------------------------------------------------------
   Total distributions...................     (0.61)        (0.15)        (0.12)       (0.10)       (0.20)    (2.03)
                                          -------------------------------------------------------------------------
Net asset value at end of period.........   $ 13.35       $ 12.18       $ 10.97      $ 10.22      $ 11.10   $ 11.60
                                          -------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     14.78%        12.42%/(e)/    8.59%       (7.08)%      (2.66)%    7.35%
                                          -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/.............................      0.81%/(g)/    0.81%         0.81%        0.81%        0.81%     0.81%
Ratio of expenses to average net
 assets/(c)/.............................      0.98%/(g)/    1.08%         1.19%        1.29%        1.14%     1.41%
Ratio of expense reductions to average
 net assets..............................         -             -             -            -            -         -
Ratio of net investment income (loss)
 to average net assets/(b)/..............      1.45%/(g)/    1.26%         1.28%        0.98%        0.98%     1.17%
Ratio of net investment income (loss)
 to average net assets/(c)/..............      1.28%/(g)/    0.99%         0.90%        0.50%           -         -
Portfolio turnover rate..................        43%           97%           67%          85%         106%      142%
Number of shares outstanding at end
 of period (000's).......................     6,104         5,735         4,091        2,743        1,846       955
Net assets at the end of period (000's)..   $81,518       $69,831       $44,883      $28,030      $20,482   $11,084

                                                                       Mid Cap Growth Fund
                                          ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                            Year Ended August 31,
                                           February 28,    -----------------------------------------------------------
                                            2005/(f)/          2004          2003          2002        2001      2000
                                          ------------     -------       -------       -------       -------   -------

PER SHARE DATA
Net asset value at beginning of period...   $  5.94        $  5.70       $  4.44       $  6.20       $ 16.30   $ 12.45
                                          ----------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........     (0.00)/(d)/    (0.03)/(d)/   (0.02)/(d)/   (0.03)/(d)/    0.01     (0.02)
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................      1.07           0.27          1.28         (1.73)        (6.74)     5.32
   Net increase from payments by
    affiliates resulting from disposal
    of investments in violation of
    investment restrictions..............         -              -             -             -             -         -
                                          ----------------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................      1.07           0.24          1.26         (1.76)        (6.73)     5.30
                                          ----------------------------------------------------------------------------
Distributions:
   From net investment income............         -              -             -             -         (0.02)        -
   From net realized gain on securities..         -              -             -             -         (3.27)    (1.45)
   From return of capital................         -              -             -             -         (0.08)        -
                                          ----------------------------------------------------------------------------
   Total distributions...................         -              -             -             -         (3.37)    (1.45)
                                          ----------------------------------------------------------------------------
Net asset value at end of period.........   $  7.01        $  5.94       $  5.70       $  4.44       $  6.20   $ 16.30
                                          ----------------------------------------------------------------------------
TOTAL RETURN/(a)/........................     18.01%          4.21%        28.38%       (28.39)%      (46.99)%   46.25%
                                          ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/.............................      0.85%/(g)/     0.85%         0.85%         0.85%         0.83%     0.79%
Ratio of expenses to average net
 assets/(c)/.............................      1.36%/(g)/     1.40%         1.51%         1.59%         1.38%     1.55%
Ratio of expense reductions to average
 net assets..............................         -              -             -             -             -         -
Ratio of net investment income (loss)
 to average net assets/(b)/..............     (0.15)%/(g)/   (0.41)%       (0.41)%       (0.45)%       (0.14)%   (0.20)%
Ratio of net investment income (loss)
 to average net assets/(c)/..............     (0.66)%/(g)/   (0.96)%       (1.07)%       (1.19)%           -         -
Portfolio turnover rate..................        61%           123%           99%           69%          114%       51%
Number of shares outstanding at end
 of period (000's).......................     7,182          7,487         7,682         5,745         3,754       783
Net assets at the end of period (000's)..   $50,337        $44,446       $43,785       $25,527       $23,277   $12,770

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursement, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Unaudited.
/(g)/Annualized.

                      FINANCIAL HIGHLIGHTS - CONTINUED                83

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                          Mid Cap Value Fund
                                             ---------------------------------------------------------------------------
                                               Six Months
                                                 Ended                           Year Ended August 31,
                                              February 28,     ---------------------------------------------------------
                                               2005/(e)/           2004          2003          2002       2001     2000
                                             ------------      --------      --------      -------      -------  -------

PER SHARE DATA
Net asset value at beginning of period......   $  16.18        $  14.10      $  11.75      $ 13.54      $ 13.54  $ 13.82
                                             ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss).............      (0.01)/(d)/      0.02/(d)/     0.02/(d)/    0.04/(d)/    0.07     0.05
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................       2.72            2.08          2.36        (1.36)        0.56     3.13
   Net increase from payments by
    affiliates resulting from disposal of
    investments in violation of
    investment restrictions.................          -               -             -            -            -        -
                                             ---------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................       2.71            2.10          2.38        (1.32)        0.63     3.18
                                             ---------------------------------------------------------------------------
Distributions:
   From net investment income...............      (0.01)          (0.02)        (0.03)       (0.04)       (0.07)   (0.05)
   From net realized gain on securities.....      (1.54)              -             -        (0.43)       (0.56)   (3.41)
   From return of capital...................          -               -             -            -            -        -
                                             ---------------------------------------------------------------------------
   Total distributions......................      (1.55)          (0.02)        (0.03)       (0.47)       (0.63)   (3.46)
                                             ---------------------------------------------------------------------------
Net asset value at end of period............   $  17.34        $  16.18      $  14.10      $ 11.75      $ 13.54  $ 13.54
                                             ---------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................      16.91%          14.86%        20.28%      (10.07)%       4.74%   29.31%
                                             ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/       1.05%/(f)/      1.05%         1.05%        1.05%        1.05%    1.05%
Ratio of expenses to average net assets/(c)/       1.16%/(f)/      1.25%         1.32%        1.35%        1.26%    1.64%
Ratio of expense reductions to
 average net assets.........................       0.00%           0.03%         0.04%        0.07%           -        -
Ratio of net investment income (loss) to
 average net assets/(b)/....................      (0.09)%/(f)/     0.09%         0.11%        0.29%        0.65%    0.41%
Ratio of net investment income (loss) to
 average net assets/(c)/....................      (0.21)%/(f)/    (0.11)%       (0.16)%      (0.01)%          -        -
Portfolio turnover rate.....................         29%             57%           48%         156%         215%     166%
Number of shares outstanding at end of
 period (000's).............................     14,931          11,902         9,587        7,937        4,981    1,286
Net assets at the end of period (000's).....   $258,949        $192,607      $135,190      $93,245      $67,460  $17,411

                                                                  Moderate Growth Lifestyle Fund
                                             ------------------------------------------------------------------------
                                              Six Months
                                                Ended                          Year Ended August 31,
                                             February 28,    --------------------------------------------------------
                                              2005/(e)/          2004         2003         2002       2001      2000
                                             ------------    -------      -------      -------      -------   -------

PER SHARE DATA
Net asset value at beginning of period......   $ 10.46       $  9.80      $  8.93      $ 10.02      $ 13.42   $ 12.24
                                             ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss).............      0.11/(d)/     0.22/(d)/    0.17/(d)/    0.19/(d)/    0.30      0.43
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies..............................      1.16          0.66         0.87        (1.04)       (2.11)     2.28
   Net increase from payments by
    affiliates resulting from disposal of
    investments in violation of
    investment restrictions.................         -             -            -            -            -         -
                                             ------------------------------------------------------------------------
   Total income (loss) from investment
    operations..............................      1.27          0.88         1.04        (0.85)       (1.81)     2.71
                                             ------------------------------------------------------------------------
Distributions:
   From net investment income...............     (0.11)        (0.22)       (0.17)       (0.24)       (0.45)    (1.10)
   From net realized gain on securities.....         -             -            -            -        (1.14)    (0.43)
   From return of capital...................         -             -            -            -            -         -
                                             ------------------------------------------------------------------------
   Total distributions......................     (0.11)        (0.22)       (0.17)       (0.24)       (1.59)    (1.53)
                                             ------------------------------------------------------------------------
Net asset value at end of period............   $ 11.62       $ 10.46      $  9.80      $  8.93      $ 10.02   $ 13.42
                                             ------------------------------------------------------------------------
TOTAL RETURN/(a)/...........................     12.16%         8.96%       11.84%       (8.62)%     (14.11)%   23.29%
                                             ------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/      0.10%/(f)/    0.10%        0.10%        0.10%        0.10%     0.10%
Ratio of expenses to average net assets/(c)/      0.24%/(f)/    0.32%        0.32%        0.10%        0.10%     0.10%
Ratio of expense reductions to
 average net assets.........................         -             -            -            -            -         -
Ratio of net investment income (loss) to
 average net assets/(b)/....................      1.97%/(f)/    2.12%        1.94%        2.03%        2.23%     2.00%
Ratio of net investment income (loss) to
 average net assets/(c)/....................      1.84%/(f)/    1.89%        1.72%        2.03%           -         -
Portfolio turnover rate.....................        20%           76%          65%         184%         109%       72%
Number of shares outstanding at end of
 period (000's).............................     5,745         5,379        4,865        4,003        3,194     1,209
Net assets at the end of period (000's).....   $66,738       $56,244      $47,692      $35,747      $31,993   $16,222

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursement, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

       84               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                         Money Market II Fund
                                               -----------------------------------------------------------------------
                                                Six Months
                                                  Ended                         Year Ended August 31,
                                               February 28,    -------------------------------------------------------
                                                2005/(e)/          2004         2003         2002       2001     2000
                                               ------------    -------      -------      -------      -------  -------

PER SHARE DATA
Net asset value at beginning of period........   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00  $  1.00
                                               -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............      0.01/(d)/     0.01/(d)/    0.01/(d)/    0.02/(d)/    0.05     0.06
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....         -             -            -            -            -        -
   Net increase from payments by affiliates
    resulting from disposal of investments
    in violation of investment restrictions...         -             -            -            -            -        -
                                               -----------------------------------------------------------------------
   Total income (loss) from investment
    operations................................      0.01          0.01         0.01         0.02         0.05     0.06
                                               -----------------------------------------------------------------------
Distributions:
   From net investment income.................     (0.01)        (0.01)       (0.01)       (0.02)       (0.05)   (0.06)
   From net realized gain on securities.......         -             -            -            -            -        -
   From return of capital.....................         -             -            -            -            -        -
                                               -----------------------------------------------------------------------
   Total distributions........................     (0.01)        (0.01)       (0.01)       (0.02)       (0.05)   (0.06)
                                               -----------------------------------------------------------------------
Net asset value at end of period..............   $  1.00       $  1.00      $  1.00      $  1.00      $  1.00  $  1.00
                                               -----------------------------------------------------------------------
TOTAL RETURN/(a)/.............................      0.70%         0.59%        0.83%        1.63%        5.07%    5.67%
                                               -----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..      0.56%/(f)/    0.55%        0.56%        0.56%        0.56%    0.56%
Ratio of expenses to average net assets/(c)/..      0.76%/(f)/    0.80%        0.85%        0.83%        0.71%    1.10%
Ratio of expense reduction to average net
 assets.......................................         -             -            -            -            -        -
Ratio of net investment income (loss) to
 average net assets/(b)/......................      1.40%/(f)/    0.59%        0.82%        1.61%        4.72%    5.65%
Ratio of net investment income (loss) to
 average net assets/(c)/......................      1.20%/(f)/    0.34%        0.53%        1.34%           -        -
Portfolio turnover rate.......................       N/A           N/A          N/A          N/A          N/A      N/A
Number of shares outstanding at end
 of period (000's)............................    69,952        72,901       79,798       70,870       51,979   25,427
Net assets at the end of period (000's).......   $69,952       $72,901      $79,798      $70,870      $51,979  $25,427

                                                                           Small Cap Growth Fund
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Year Ended August 31,
                                                February 28,    -----------------------------------------------------------
                                                 2005/(e)/          2004          2003          2002        2001      2000
                                               ------------     -------       -------       -------       -------   -------

PER SHARE DATA
Net asset value at beginning of period........   $ 10.20        $  9.70       $  7.40       $ 10.69       $ 23.24   $ 14.86
                                               ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     (0.05)/(d)/    (0.09)/(d)/   (0.05)/(d)/   (0.07)/(d)/   (0.05)    (0.10)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....      1.60           0.59          2.35         (3.22)       (10.38)    10.05
   Net increase from payments by affiliates
    resulting from disposal of investments
    in violation of investment restrictions...         -              -             -             -             -         -
                                               ----------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................      1.55           0.50          2.30         (3.29)       (10.43)     9.95
                                               ----------------------------------------------------------------------------
Distributions:
   From net investment income.................         -              -             -             -             -         -
   From net realized gain on securities.......         -              -             -             -         (2.12)    (1.57)
   From return of capital.....................         -              -             -             -             -         -
                                               ----------------------------------------------------------------------------
   Total distributions........................         -              -             -             -         (2.12)    (1.57)
                                               ----------------------------------------------------------------------------
Net asset value at end of period..............   $ 11.75        $ 10.20       $  9.70       $  7.40       $ 10.69   $ 23.24
                                               ----------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................     15.20%          5.15%        31.08%       (30.78)%      (46.44)%   68.91%
                                               ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..      1.16%/(f)/     1.16%         1.16%         1.16%         1.16%     1.16%
Ratio of expenses to average net assets/(c)/..      1.44%/(f)/     1.46%         1.57%         1.58%         1.40%     1.71%
Ratio of expense reduction to average net
 assets.......................................         -              -             -             -             -         -
Ratio of net investment income (loss) to
 average net assets/(b)/......................     (0.90)%/(f)/   (0.84)%       (0.66)%       (0.76)%       (0.49)%   (0.64)%
Ratio of net investment income (loss) to
 average net assets/(c)/......................     (1.18)%/(f)/   (1.14)%       (1.06)%       (1.18)%           -         -
Portfolio turnover rate.......................        23%            66%           37%          153%          111%      133%
Number of shares outstanding at end
 of period (000's)............................     3,790          3,800         4,565         3,389         2,574     1,463
Net assets at the end of period (000's).......   $44,533        $38,755       $44,290       $25,072       $27,523   $34,000

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements; but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

                      FINANCIAL HIGHLIGHTS - CONTINUED                85

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                       Small Cap Value Fund
                                              ----------------------------------------------------------------------
                                               Six Months
                                                 Ended                         Year Ended August 31,
                                              February 28,    ------------------------------------------------------
                                               2005/(f)/          2004         2003         2002       2001    2000
                                              ------------    -------      -------      -------      -------  ------

PER SHARE DATA
Net asset value at beginning of period.......   $ 13.68       $ 11.70      $ 10.04      $ 11.36      $ 11.73  $10.48
                                              ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............      0.07/(d)/     0.04/(d)/    0.07/(d)/    0.10/(d)/    0.13    0.15
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies...............................      1.92          1.99         1.84        (1.03)        1.09    1.60
   Net increase from payments by affiliates
    resulting from disposal of
    investments in violation of
    investment restrictions..................         -             -            -            -            -       -
                                              ----------------------------------------------------------------------
   Total income (loss) from investment
    operations...............................      1.99          2.03         1.91        (0.93)        1.22    1.75
                                              ----------------------------------------------------------------------
Distributions:
   From net investment income................     (0.06)        (0.05)       (0.09)       (0.10)       (0.13)  (0.15)
   From net realized gain on securities......     (0.74)            -        (0.16)       (0.29)       (1.46)  (0.35)
   From return of capital....................         -             -            -            -            -       -
                                              ----------------------------------------------------------------------
   Total distributions.......................     (0.80)        (0.05)       (0.25)       (0.39)       (1.59)  (0.50)
                                              ----------------------------------------------------------------------
Net asset value at end of period                $ 14.87       $ 13.68      $ 11.70      $ 10.04      $ 11.36  $11.73
                                              ----------------------------------------------------------------------
TOTAL RETURN/(a)/............................     14.59%        17.37%       19.47%       (8.47)%      11.99%  17.53%
                                              ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.      0.95%/(g)/    0.95%        0.95%        0.95%        0.95%   0.98%
Ratio of expenses to average net assets/(c)/.      1.18%/(g)/    1.28%        1.40%        1.53%        1.55%   1.69%
Ratio of expense reductions to
 average net assets..........................         -             -            -         0.01%           -       -
Ratio of net investment income loss to
 average net assets/(b)/.....................      0.94%/(g)/    0.34%        0.72%        0.91%        1.18%   1.36%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................      0.71%/(g)/    0.01%        0.26%        0.33%           -       -
Portfolio turnover rate......................        19%           47%          42%         166%         100%     97%
Number of shares outstanding at end of
 period (000's)..............................     6,394         5,217        5,035        4,496        2,677     462
Net assets at the end of period (000's)......   $95,054       $71,371      $58,923      $45,124      $30,403  $5,421

                                                                       Socially Responsible Fund
                                              ---------------------------------------------------------------------------
                                                Six Months
                                                  Ended                           Year Ended August 31,
                                               February 28,    ----------------------------------------------------------
                                                2005/(f)/          2004          2003          2002       2001      2000
                                              ------------     -------       -------       -------      -------   -------

PER SHARE DATA
Net asset value at beginning of period.......   $  10.25       $  9.42       $  8.44       $ 10.46      $ 14.16   $ 12.88
                                              ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............       0.08/(d)/     0.09/(d)/     0.09/(d)/     0.08/(d)/    0.13      0.13
   Net realized and unrealized gain (loss)
    on investments and foreign
    currencies...............................       0.81          0.82          0.96         (2.02)       (3.56)     1.74
   Net increase from payments by affiliates
    resulting from disposal of
    investments in violation of
    investment restrictions..................       0.00             -             -             -            -         -
                                              ---------------------------------------------------------------------------
   Total income (loss) from investment
    operations...............................       0.89          0.91          1.05         (1.94)       (3.43)     1.87
                                              ---------------------------------------------------------------------------
Distributions:
   From net investment income................      (0.09)        (0.08)        (0.07)        (0.08)       (0.13)    (0.13)
   From net realized gain on securities......          -             -             -             -        (0.14)    (0.46)
   From return of capital....................          -             -             -             -            -         -
                                              ---------------------------------------------------------------------------
   Total distributions.......................      (0.09)        (0.08)        (0.07)        (0.08)       (0.27)    (0.59)
                                              ---------------------------------------------------------------------------
Net asset value at end of period                $  11.05       $ 10.25       $  9.42       $  8.44      $ 10.46   $ 14.16
                                              ---------------------------------------------------------------------------
TOTAL RETURN/(a)/............................       8.68%/(e)/    9.70%/(e)/   12.58%/(e)/  (18.65)%     (24.43)%   14.77%
                                              ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.       0.56%/(g)/    0.56%         0.56%         0.56%        0.56%     0.56%
Ratio of expenses to average net assets/(c)/.       0.72%/(g)/    0.96%         1.30%         1.19%        0.76%     1.15%
Ratio of expense reductions to
 average net assets..........................          -             -             -             -            -         -
Ratio of net investment income loss to
 average net assets/(b)/.....................       1.74%/(g)/    0.91%         1.11%         0.82%        1.07%     0.99%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................       1.58%/(g)/    0.51%         0.37%         0.19%           -         -
Portfolio turnover rate......................         28%          117%           96%           25%          58%       40%
Number of shares outstanding at end of
 period (000's)..............................      9,532         3,205         1,314         1,186        1,111     1,009
Net assets at the end of period (000's)......   $105,341       $32,850       $12,380       $10,008      $11,612   $14,276

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Unaudited.
/(g)/Annualized.

       86               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                          Strategic Bond Fund
                                               -------------------------------------------------------------------------
                                               Six Months Ended                    Year Ended August 31,
                                                 February 28,     ------------------------------------------------------
                                                  2005/(e)/           2004         2003         2002       2001    2000
                                               ----------------   -------      -------      -------      -------  ------

PER SHARE DATA
Net asset value at beginning of period........     $  10.66       $ 10.28      $  9.31      $  9.60      $  9.82  $ 9.86
                                               -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............         0.29/(d)/     0.57/(d)/    0.66/(d)/    0.62/(d)/    0.77    0.81
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....         0.62          0.46         0.95        (0.32)       (0.23)  (0.01)
   Net increase from payments by affiliates
    resulting from disposal of investments
    in violation of investment restrictions...            -             -            -            -            -       -
                                               -------------------------------------------------------------------------
   Total income (loss) from investment
    operations................................         0.91          1.03         1.61         0.30         0.54    0.80
                                               -------------------------------------------------------------------------
Distributions:
   From net investment income.................        (0.29)        (0.56)       (0.64)       (0.59)       (0.76)  (0.84)
   From net realized gain on securities.......        (0.25)        (0.09)           -            -            -       -
   From return of capital.....................            -             -            -            -            -       -
                                               -------------------------------------------------------------------------
   Total distributions........................        (0.54)        (0.65)       (0.64)       (0.59)       (0.76)  (0.84)
                                               -------------------------------------------------------------------------
Net asset value at end of period..............     $  11.03       $ 10.66      $ 10.28      $  9.31      $  9.60  $ 9.82
                                               -------------------------------------------------------------------------
TOTAL RETURN/(a)/.............................         8.60%        10.30%       17.73%        3.13%        5.90%   8.43%
                                               -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..         0.89%/(f)/    0.88%        0.89%        0.89%        0.89%   0.89%
Ratio of expenses to average net assets/(c)/..         1.08%/(f)/    1.22%        1.52%        1.58%        1.09%   1.51%
Ratio of expense reductions to average net
 assets.......................................            -             -            -            -            -       -
Ratio of net investment income loss to
 average net assets/(b)/......................         5.51%/(f)/    5.54%        6.79%        6.64%        8.68%   8.27%
Ratio of net investment income (loss) to
 average net assets/(c)/......................         5.32%/(f)/    5.20%        6.17%        5.95%           -       -
Portfolio turnover rate.......................           67%          127%          63%         109%          69%    100%
Number of shares outstanding at end of
 period (000's)...............................        9,666         7,484        4,431        2,810        1,574     598
Net assets at the end of period (000's).......     $106,664       $79,793      $45,565      $26,167      $15,113  $5,870

/(a)/Total return is not annualized. Includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited.
/(f)/Annualized.

February 28, 2005        TRUSTEES AND OFFICERS INFORMATION (Unaudited)         87

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
                                 Held With   and Length of                                               Overseen by
Name, Birth Date and Address*  VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven           Trustee            1998-     Retired.                                          76
  DOB: October 6, 1945                          Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Trustee            2001-     Retired.                                          76
  DOB: December 30, 1938                        Present

----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee            1998-     Professor and Head, Department of                 39
  DOB: July 15, 1949                            Present     Neuroscience, and Visscher Chair of
                                                            Physiology, University of Minnesota
                                                            (1999-Present). Formerly, Director,
                                                            Graduate Program in Neuroscience,
                                                            University of Minnesota (1995-1999);
                                                            Professor of Neurosurgery, University of
                                                            Minnesota (1980-1999); Consultant to
                                                            EMPI Inc. (1994-1995); and Medtronic
                                                            Inc. (1997-1998).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee            1998-     Retired Municipal Court Judge, Dallas,            39
  DOB: July 27, 1940                            Present     Texas (1995-2004).
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee            1998-     President Emeritus, Rice University,              39
  DOB: March 2, 1912                            Present     Houston, Texas (1985-Present).
----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee            1998-     Pastor Emeritus and Director of Planned           39
  DOB: December 15, 1923                        Present     Giving, First Presbyterian Church
                                                            (1997-Present).
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee            2001-     Vice President, Massachusetts Capital             39
  DOB: December 30, 1949                        Present     Resources Co. (1982-Present).
----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee            1998-     Retired.                                          39
  DOB: September 26, 1930                       Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee            1998-     President, Meharry Medical College,               39
  DOB: October 28, 1946                         Present     Nashville, Tennessee (1994-Present).


----------------------------------------------------------------------------------------------------------------------



                                    Other Directorships
Name, Birth Date and Address*       Held by Trustee(3)
-------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corp., a media company
                               (1992-Present); Director
                               SYSCO Corp., a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Member, Board of Governors,
  DOB: December 30, 1938       Boston Stock Exchange (1985-
                               Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949








-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940
-------------------------------------------------------------
Dr. Norman Hackerman           None.
  DOB: March 2, 1912
-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923

-------------------------------------------------------------
Kenneth J. Lavery              None.
  DOB: December 30, 1949
-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corp. (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

88   TRUSTEES AND OFFICERS INFORMATION (Unaudited) - CONTINUED   February 28, 2005

                                                                                                   Number of
                                                                                                    Funds in
                          Position    Term of Office                                              Fund Complex
Name, Birth Date          Held With   and Length of                                               Overseen by
and Address*            VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
---------------------------------------------------------------------------------------------------------------
Interested Trustees
Paige T. Davis(1)       Trustee            2002-     Formerly, Regional Manager, VALIC                 39
  DOB: July 4, 1943                      Present     (1976-2001).









---------------------------------------------------------------------------------------------------------------
Peter A. Harbeck(1)     Trustee            2001-     President, CEO and Director, AIG                  85
  DOB: January 23, 1954                  Present     SunAmerica Asset Management Corp.
                                                     ("SAAMCo.") (August 1995-Present);
                                                     President, AIG SunAmerica Fund Services,
                                                     Inc. (1988-Present); Chief Executive
                                                     Officer, AIG Advisor Group (2004-
                                                     Present); Executive Vice President, AIG
                                                     Retirement Services, Inc. (2003-Present).

---------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran        President          2002-     Senior Vice President, VALIC (2001-              N/A
  DOB: June 4, 1965                      Present     Present); Formerly, Vice President, VC I
                                                     and VC II (2001-2002); Formerly, Vice
                                                     President, American General Fund Group
                                                     (1999-2001); Senior Attorney, American
                                                     General Corp. (1997-1999).
---------------------------------------------------------------------------------------------------------------
Gregory R. Kingston     Treasurer          2000-     Assistant Treasurer (1999-2000); Vice            N/A
  DOB: January 18, 1966                  Present     President, SAAMCo (2001-Present);
                                                     Formerly, Vice President, American
                                                     General Investment Management, L.P.
                                                     (1999-2001); Assistant Treasurer, First
                                                     Investors Management Co. (1994-1999).
---------------------------------------------------------------------------------------------------------------
Nori L. Gabert          Secretary          2000-     Vice President and Deputy General                N/A
  DOB: August 15, 1953                   Present     Counsel, SAAMCo (2001-Present); Vice
                                                     President and Assistant Secretary (2001-
                                                     Present); Formerly, Associate General
                                                     Counsel, American General Corp. (1997-
                                                     2001).
---------------------------------------------------------------------------------------------------------------



Name, Birth Date             Other Directorships
and Address*                 Held by Trustee(3)
------------------------------------------------------
Interested Trustees
Paige T. Davis(1)       Director, Maryland African
  DOB: July 4, 1943     American Museum
                        Corp. (1999-Present);
                        Director, Maryland Racing
                        Commission (1996-Present);
                        Director, Morgan State
                        University Foundation, Inc.
                        (1998-Present); Director,
                        Maryland Health and Higher
                        Education Facilities Authority
                        (1987-Present).
------------------------------------------------------
Peter A. Harbeck(1)     Board of Governors,
  DOB: January 23, 1954 Investment Company Institute
                        (2004-Present); Director, AIG
                        SunAmerica Capital Services,
                        Inc. (1993-Present); Director,
                        SAAMCo (1995-Present);
                        Director, AIG SunAmerica
                        Fund Services, Inc. (1988-
                        Present).
------------------------------------------------------
Officers
Evelyn M. Curran        N/A
  DOB: June 4, 1965




------------------------------------------------------
Gregory R. Kingston     N/A
  DOB: January 18, 1966




------------------------------------------------------
Nori L. Gabert          N/A
  DOB: August 15, 1953




------------------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment with VALIC (Mr. Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Series Trust (4 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I
   (24 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

89      VALIC COMPANY II - SPECIAL MEETING OF SHAREHOLDERS       February 28, 2005
                            (Unaudited)


                             Proxy Voting Results

A Special Meeting of Shareholders of VALIC Company II International Small Cap Equity Fund was held on October 7, 2004. The Fund voted in favor of adopting the following proposal.

1. To approve an amendment to the Investment Sub-Advisory Agreement between The Variable Life Insurance Company and AIG Global Investment Corp which provides that AIGGIC will serve as the sub-adviser to the International Small Cap Equity Fund.

                    Votes in Favor of the proposal 3,558,730
                    Votes Against the proposal....   109,224
                    Votes Abstained...............   109,987

                              VALIC COMPANY II                        90

BOARD OF TRUSTEES
Judith L. Craven
Paige T. Davis
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

AIM Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017-3147

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

JPMorgan Investment Advisors, Inc.
1111 Polaris Parkway
Columbus, Ohio 43271-0211

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

Wellington Management Co., LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney Street, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Chief Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Chief Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Cynthia A. Gibbons,
Vice President, Chief Compliance Officer and Assistant Secretary
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Donald H. Guire,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, VALIC Company II's Form N-Q will be available without charge on the Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company II's Statement of Additional information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling
(800) 448-2542 or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                              VALIC COMPANY II                        91

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.428.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial adviser's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)Rebalance account to your desired allocation mix

                        (greater than)Loan modeling
                        .  Request forms for a variety of services
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen.

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-428-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company II             PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 11387 VER 02/05

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a - 3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting. However, the Registrant enhanced its internal controls with respect to monitoring proof of claim filings.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President
Date: May 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: May 6, 2005

By: /s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 6, 2005